UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2005

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.


[BACKGROUND GRAPHIC OMITTED

[SEI INVESTMENTS LOGO OMITTED]




                          Semi-Annual Report as of February 28, 2005 (Unaudited)


                                                            SEI Tax Exempt Trust


                                                                   Tax Free Fund

                                                      California Tax Exempt Fund

                                                     Institutional Tax Free Fund

                                        Massachusetts Tax Free Money Market Fund

                                                      Pennsylvania Tax Free Fund

                                                Intermediate-Term Municipal Fund

                                                   Short Duration Municipal Fund

                                                Pennsylvania Municipal Bond Fund

                                               Massachusetts Municipal Bond Fund

                                                  New Jersey Municipal Bond Fund

                                                    New York Municipal Bond Fund

                                                  California Municipal Bond Fund

TABLE OF CONTENTS



------------------------------------------------------------


Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                  76
------------------------------------------------------------
Statements of Changes in Net Assets                       78
------------------------------------------------------------
Financial Highlights                                      82
------------------------------------------------------------
Notes to Financial Statements                             85
------------------------------------------------------------
Disclosure of Fund Expenses                               93
------------------------------------------------------------
Proxy Voting Results                                      95
------------------------------------------------------------



The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)


Tax Free Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   19.4%    Industrial Development
   15.9%    Housing
   15.9%    Healthcare
   13.5%    Education
   10.2%    General Obligations
    9.6%    General Revenue
    4.9%    Public Facilities
    4.0%    Utilities
    2.7%    Nursing Homes
    1.0%    Transportation
    1.0%    Power
    1.0%    Water
    0.7%    Board Bank Revenue
    0.2%    Polution Control
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.5%
ALABAMA -- 0.9%
   Birmingham, University of Alabama
     Health Services Foundation Project,
     RB (A) (B)
        1.870%, 12/01/26                                $ 5,000        $  5,000
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project, RB (A) (B)
        1.870%, 12/01/19                                  2,195           2,195
                                                                       --------
                                                                          7,195
                                                                       --------
ARIZONA -- 1.5%
   Maricopa County, Industrial
     Development Authority, Gran Victoria
     Housing Project, Ser A, RB (A) (D)
        1.870%, 04/15/30                                    700             700
   Phoenix, Industrial Development
     Authority, Valley of the Sun YMCA
     Project, RB (A) (B)
        1.800%, 01/01/31                                    500             500
   Rancho Ladera, Ser A, COP (A) (B)
        1.960%, 10/01/08                                 10,300          10,300
                                                                       --------
                                                                         11,500
                                                                       --------
ARKANSAS -- 0.7%
   Pulaski County, Lease Purchase
     Project, Ser B, RB (A) (D)
        1.960%, 03/01/07                                  5,000           5,000


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CALIFORNIA -- 1.2%
   Anaheim, Multi-Family Housing
     Authority, Heritage Village
     Apartments Project, Ser A, RB (A) (D)
        1.840%, 07/15/33                                $   800        $    800
   California State, Educational
     Facilities Authority, University of
     Southern California Project, Ser C,
     RB (A)
        1.010%, 10/01/33                                  1,500           1,500
   California State, Infrastructure &
     Economic Development Authority, J
     Paul Getty Project, Ser B, RB (A)
        2.250%, 04/01/33                                  1,800           1,800
   Livermore, COP, AMBAC (A)
        1.910%, 10/01/30                                    200             200
   Long Beach, Board Finance Authority,
     Long Beach Museum of Art Project,
     RB (A) (B)
        1.840%, 09/01/09                                    300             300
   Orange County, Apartment Development
     Authority, Aliso Creek Project, Ser
     B, RB (A) (D)
        1.800%, 11/01/22                                  1,700           1,700
   San Bernardino County, Multi-Family
     Housing Authority, Rosewood
     Apartments Project, Ser A, RB (A) (D)
        1.830%, 05/15/29                                    400             400
   San Bernardino County, Multi-Family
     Housing Authority, Somerset
     Apartments Project, Ser A, RB (A) (D)
        1.830%, 05/15/29                                    700             700
   Santa Clara County, Financing Lease
     Authority, VMC Facility Replacement
     Project, Ser B, RB (A)
        1.840%, 11/15/25                                    700             700
   William S. Hart, School District
     Authority, Bridge Funding Program
     Project, COP, FSA (A)
        1.830%, 01/15/36                                  1,200           1,200
                                                                       --------
                                                                          9,300
                                                                       --------
COLORADO -- 6.1%
   Arapahoe County, Water & Wastewater
     Authority, Ser A, RB (A) (B)
        1.890%, 12/01/33                                  4,000           4,000
   Arvada, Water Authority, RB, FSA (A)
        2.000%, 11/01/20                                  1,300           1,300
   Boulder, Health Facilities Authority,
     Community Hospital Project, RB (A) (B)
        2.000%, 10/01/30                                 15,850          15,850

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                  1

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Castlewood Ranch, Metropolitan
     District, GO (A) (B)
        2.300%, 12/01/31                                $ 1,250        $  1,250
   Colorado Springs, Goodwill Industries
     of Colorado Springs Project, RB (A) (B)
        1.970%, 02/01/07                                    705             705
   Colorado State, Health Facilities
     Authority, Visiting Nurse Project,
     Ser A, RB (A) (B)
        1.830%, 07/01/31                                  1,125           1,125
   Colorado State, Multi-Family Housing
     Authority, Winridge Apartments
     Project, RB (A) (D)
        1.880%, 02/15/28                                    500             500
   Colorado State, Single-Family Housing
     Authority, Cl AI-5, RB
        1.750%, 08/01/05                                  4,000           4,000
   Dove Valley, Metropolitan District,
     GO Mandatory Put @ 100 (A) (B) (C)
        1.950%, 11/01/05                                  1,680           1,680
   El Paso, Multi-Family Housing
     Authority, Boarglen Apartments
     Project, RB (A) (D)
        1.880%, 12/01/24                                  4,605           4,605
   NBC, Metropolitan District Authority,
     GO (A) (B)
        1.960%, 12/01/30                                  1,000           1,000
   SBC, Metropolitan District Authority,
     GO (A) (B)
        1.960%, 12/01/17                                  1,900           1,900
   Superior, Metropolitan District
     Authority, Refunding & Improvements
     Project, Ser A, RB (A) (B)
        2.300%, 12/01/20                                  1,000           1,000
   Superior, Metropolitan District
     Authority, Refunding & Improvements
     Project, Ser B,
     RB (A) (B)
        2.300%, 12/01/20                                  4,500           4,500
   Superior, Metropolitan District No
     1, RB (A) (B)
        1.910%, 12/01/27                                  2,000           2,000
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B)
        2.300%, 12/01/31                                  1,000           1,000
                                                                       --------
                                                                         46,415
                                                                       --------
CONNECTICUT -- 0.1%
   Connecticut State, Ser F, GO
        3.000%, 10/15/05                                  1,000           1,006
                                                                       --------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DELAWARE -- 1.0%
   Delaware State, Economic Development
     Authority, Hospital Billing, Ser A,
     RB, AMBAC (A)
        1.840%, 12/01/15                                $   815        $    815
   Delaware State, Economic Development
     Authority, School House Project, RB
     (A) (B)
        2.000%, 12/01/15                                  3,850           3,850
   Delaware State, Economic Development
     Authority, Wilmington Montessori
     School Project, RB (A) (B)
        1.940%, 05/01/20                                  2,695           2,695
                                                                       --------
                                                                          7,360
                                                                       --------
DISTRICT OF COLUMBIA -- 0.4%
   District of Columbia, Institute of
     International Economic Issues, RB
     (A) (B)
        1.870%, 06/01/25                                  2,970           2,970
                                                                       --------
FLORIDA -- 4.3%
   Florida State, Multi-Family Housing
     Authority, Country Club Project,
     Ser PP, RB (A) (D)
        1.870%, 12/01/12                                 16,500          16,500
   Florida State, Multi-Family Housing
     Authority, Lakeside North Project,
     RB (A) (D)
        1.890%, 06/01/34                                  2,800           2,800
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (D)
        1.880%, 12/01/29                                  2,000           2,000
   Fort Pierce, Health Facilities
     Authority, New Horizons Project, RB
     (A) (B)
        1.870%, 10/01/17                                  2,655           2,655
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B)
        1.850%, 02/01/14                                  3,600           3,600
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B)
        1.870%, 04/01/08                                    800             800
   Orange County, Industrial Development
     Authority, University of Central
     Florida Foundation Project, Ser A,
     RB (A) (B)
        1.870%, 02/01/16                                  1,800           1,800


--------------------------------------------------------------------------------
2                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Orange County, Multi-Family Housing
     Authority, Post Fountains Project,
     RB (A) (D)
        1.880%, 06/01/25                                $ 1,000        $  1,000
   Orange County, Multi-Family Housing
     Authority, Post Lake Apartments
     Project, RB (A) (D)
        1.860%, 06/01/25                                  1,000           1,000
   Pasco County, Multi-Family Housing
     Finance Authority, Carlton Arms
     Magnolia Project, RB (A) (B)
        2.020%, 12/01/07                                  1,000           1,000
                                                                       --------
                                                                         33,155
                                                                       --------
GEORGIA -- 6.1%
   Bibb County, Refunding & Improvement
     Authority, Baptist Village Project,
     RB (A) (B)
        1.870%, 08/01/18                                    800             800
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B)
        1.890%, 12/01/06                                  6,500           6,500
   Cobb County, Residential Facilities
     for the Elderly, A.G. Rhodes Home
     Project, RB (A) (B)
        1.870%, 04/01/16                                    585             585
   Dalton, Utilities Authority, Ser A02,
     RB, FSA (A)
        1.910%, 01/01/12                                  3,020           3,020
   DeKalb County, Development Authority,
     Marist School Project, RB (A) (B)
        1.870%, 03/01/24                                  7,080           7,080
   DeKalb County, Multi-Family Housing
     Authority, Winters Creek Apartments
     Project, RB (A) (D)
        1.880%, 06/15/25                                  1,400           1,400
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
        1.910%, 12/01/07                                  4,350           4,350
   Fulton County, Development Authority,
     Arthritis Foundation Project, RB
     (A) (B)
        1.870%, 12/01/16                                    935             935
   Fulton County, Development Authority,
     Robert W. Woodruff Arts Center
     Project, Ser B, RB (A)
        1.870%, 04/01/34                                  4,000           4,000
   Fulton County, Industrial Development
     Authority, Holy Innocents School
     Project, RB (A) (B)
        1.870%, 02/01/18                                  1,720           1,720


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A) (D)
        1.870%, 06/01/23                                $ 1,600        $  1,600
   Gwinnett County, Development
     Authority, Wesleyan School Project,
     RB (A) (B)
        1.870%, 03/01/17                                    335             335
        1.870%, 03/01/21                                  2,900           2,900
   Gwinnett County, Gwinnett Hospitals
     Systems Project, RB (A) (B)
        1.870%, 07/01/32                                  1,200           1,200
   Macon-Bibb County, Hospital
     Authority, Medical Center of
     Central Georgia Project, RB (A) (B)
        1.870%, 07/01/28                                  2,200           2,200
   Marietta, Multi-Family Housing
     Authority, Winterset Apartments
     Project, RB (A) (B)
        1.880%, 02/01/26                                  1,200           1,200
   Roswell, Multi-Family Housing
     Authority, Azalea Park Apartments
     Project, RB (A) (D)
        1.880%, 06/15/25                                  2,100           2,100
   Savannah, Economic Development
     Authority, Westside Urban Health
     Center Project, Ser A, RB (A) (B)
        1.920%, 03/01/18                                    150             150
   Savannah, Multi-Family Housing
     Authority, Somerset Wharf Project,
     Ser B, RB (A) (D)
        1.860%, 06/15/26                                  3,400           3,400
   Smyrna, Multi-Family Housing
     Authority, F&M Villages Project, RB
     (A) (D)
        1.860%, 06/01/25                                    700             700
                                                                       --------
                                                                         46,175
                                                                       --------
ILLINOIS -- 8.1%
   Aurora, Economic Development
     Authority, Aurora Christian School
     Project, RB (A) (B)
        1.870%, 06/01/29                                  7,830           7,830
   Central Lake County, Joint Action
     Project, Ser B18, RB, AMBAC (A)
        1.910%, 05/01/20                                  1,400           1,400
   Chicago School Finance Authority, Ser B,
     GO, FSA
        5.000%, 06/01/05                                  1,000           1,009
   Cook County, Ser B11, GO, AMBAC (A)
        1.910%, 11/15/25                                    495             495


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                  3

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ILLINOIS -- 8.1%
   Illinois State, Development Financing
     Authority, American College
     Occupational Project, RB (A) (B)
        1.970%, 10/01/18                                $ 1,235        $  1,235
   Illinois State, Development Financing
     Authority, Christian Brothers
     Services Project, RB (A) (B)
        1.970%, 05/01/20                                  1,600           1,600
   Illinois State, Development Financing
     Authority, Creative Childrens
     Academy Project, RB (A) (B)
        1.970%, 10/01/28                                  2,600           2,600
   Illinois State, Development Financing
     Authority, North Shore Country Day
     Project, RB (A) (B)
        1.890%, 07/01/33                                  4,000           4,000
   Illinois State, Development Financing
     Authority, WBEZ Alliance Project,
     RB (A) (B)
        1.870%, 03/01/29                                  1,300           1,300
   Illinois State, Development Financing
     Authority, World Communications
     Project, RB (A) (B)
        1.870%, 08/01/15                                  1,400           1,400
   Illinois State, Educational
     Facilities Authority, Adler
     Planetarium Project, RB (A) (B)
        1.890%, 04/01/31                                  2,600           2,600
   Illinois State, Educational
     Facilities Authority, Art Institute
     of Chicago Project, RB (A)
        1.870%, 03/01/27                                  1,000           1,000
        1.870%, 03/01/34                                  2,300           2,300
   Illinois State, Finance Authority,
     Illinois Institution Technology
     Project, RB (A) (B)
        1.890%, 12/01/24                                  2,500           2,500
   Illinois State, Finance Authority,
     Rest Haven Christian Service
     Project, Ser B, RB (A) (B)
        1.900%, 11/15/34                                  5,000           5,000
   Illinois State, Health Facilities
     Authority, Memorial Health Systems
     Project, RB (A) (B)
        1.850%, 10/01/22                                    500             500
   Illinois State, Toll Highway
     Authority, Ser B, RB, FSA (A)
        1.880%, 01/01/16                                  4,900           4,900
   Lakemoor, Multi-Family Housing
     Authority, Housing Mortgage
     Project, Ser C, RB (A) (B)
        1.940%, 12/01/20                                  6,400           6,400


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B)
        2.070%, 05/01/35                                $ 4,400        $  4,400
   Mundelein, Industrial Development
     Authority, 1200 Town Line Road
     Project, RB (A) (B)
        1.870%, 01/01/06                                  2,600           2,600
   Rockford, Wesley Willows Obligation,
     RB (A) (B)
        1.830%, 04/01/32                                  2,000           2,000
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B)
        2.270%, 12/01/14                                  4,350           4,350
                                                                       --------
                                                                         61,419
                                                                       --------
IDAHO -- 0.1%
   Idaho State, Health Facilities
     Authority, St. Lukes Regional
     Medical Center Project, RB (A) (B)
        1.800%, 05/01/22                                    515             515
                                                                       --------
INDIANA -- 5.2%
   Elkhart County, Industrial
     Development Authority, Hubbard Hill
     Estates Project, RB (A) (B)
        1.880%, 11/01/21                                  1,020           1,020
   Goshen, Industrial Economic
     Development Authority, Goshen
     College Project, RB (A) (B)
        1.870%, 10/01/37                                  2,000           2,000
   Indiana Bond Bank, Advanced Funding
     Program Notes Project, Ser A, RB (A)
        3.250%, 01/26/06                                  4,975           5,017
   Indiana State, Development Finance
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B)
        1.970%, 07/01/26                                  3,400           3,400
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
        1.850%, 09/01/26                                    200             200
   Indiana State, Educational Facilities
     Authority, Depauw University
     Project, RB (A) (B)
        1.800%, 07/01/18                                  2,300           2,300
   Indiana State, Educational Facilities
     Authority, University of Evansville
     Project, Ser B, RB (A) (B)
        1.970%, 12/01/29                                  2,000           2,000


--------------------------------------------------------------------------------
4                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project, Ser
     A-2, RB (A)
        1.730%, 11/15/36                                $ 3,000        $  3,000
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project, Ser
     A-4, RB (A)
        1.050%, 11/15/36                                  2,000           2,000
   Indiana State, Health Facilities
     Financing Authority, Baptist Homes
     of Indiana Project, RB (A) (B)
        1.870%, 11/01/30                                  8,155           8,155
   Indiana State, Health Facilities
     Financing Authority, Bethesda
     Living Center Project, Ser B, RB
     (A) (B)
        1.900%, 08/01/31                                  2,495           2,495
   Indiana State, Health Facilities
     Financing Authority, Capital Access
     Pool Program, RB (A) (B)
        1.880%, 01/01/20                                  5,950           5,950
   Indiana State, Health Facilities
     Financing Authority, Lutherwood
     Project, RB (A) (B)
        1.940%, 07/01/10                                    585             585
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project, Ser A,
     RB (A) (B)
        1.850%, 12/01/29                                    250             250
   Indiana State, Industrial Finance
     Development Authority, Goodwill
     Industries Center Project, RB (A) (B)
        1.940%, 06/01/16                                  1,645           1,645
                                                                       --------
                                                                         40,017
                                                                       --------
IOWA -- 1.4%
   Iowa State, Finance Authority,
     Carroll Kuemper Catholic High
     School Project, RB (A) (B)
        1.850%, 06/01/28                                  1,200           1,200
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives
     Project, RB (A) (B)
        1.850%, 11/01/32                                    550             550
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Des Moines Project, RB
     (A) (B)
        1.850%, 10/01/24                                  1,500           1,500
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Grand View Project, RB
     (A) (B)
        1.850%, 10/01/25                                  1,190           1,190


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Iowa State, Higher Education Loan
     Authority, Private Colleges
     Facilities, Morningside College
     Project, RB (A) (B)
        1.850%, 07/01/26                                $   900        $    900
   Iowa State, Warrant Certificates,
     Ser A, COP, FSA
        3.000%, 06/30/05                                  5,000           5,023
                                                                       --------
                                                                         10,363
                                                                       --------
KANSAS -- 1.3%
   Kansas State, Development Finance
     Authority, Department of
     Administration Project, Ser J-2, RB (A)
        1.800%, 12/01/34                                    600             600
   Kansas State, Development Finance
     Authority, Hays Medical Center
     Project, Ser N, RB (A) (B)
        1.850%, 05/15/26                                  1,700           1,700
   Kansas State, Development Finance
     Authority, Village of Shalom
     Obligation Group, Ser BB, RB (A) (B)
        1.800%, 11/15/28                                    725             725
   Prairie Village, Multi-Family Housing
     Authority, Corinth Place Apartments
     Project, RB (A)
        1.870%, 11/01/30                                  2,350           2,350
   Salina, Central Mall Dillard Project,
     Ser 84, RB (A)
        2.070%, 12/01/14                                    495             495
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B)
        1.940%, 12/01/28                                  3,770           3,770
                                                                       --------
                                                                          9,640
                                                                       --------
KENTUCKY -- 5.0%
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth
     Library Project, RB (A) (B)
        1.880%, 10/01/19                                  1,365           1,365
   Kentucky State, Asset Liability
     Commission, Ser A, TRAN
        3.000%, 06/29/05                                 16,000          16,075
   Kentucky State, Association of
     Counties, Ser A, TRAN
        3.000%, 06/30/05                                 13,000          13,056
   Kentucky State, Development Finance
     Authority New Harmony Project, Ser
     A2, RB (A) (B)
        1.990%, 12/01/31                                    430             430

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                  5

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Kentucky State, Development Finance
     Authority, Havery Brewers Project,
     Ser C2, RB (A) (B)
        1.990%, 12/01/31                                $   390        $    390
   Kentucky State, Economic Development
     Finance Authority, Adventist Health
     Systems, Ser A, RB (A) (B)
        1.870%, 11/15/27                                  1,325           1,325
   Kentucky State, Rural Water Finance
     Authority, Construction Notes, RB (A)
        1.600%, 10/01/06                                  2,000           2,000
   Kentucky State, Rural Water Finance
     Authority, Construction Notes, Ser
     B, RB (A) (B)
        1.050%, 10/01/06                                  1,000           1,000
   Lexington-Fayette Urban County,
     Government Residential Facilities,
     Richmond Place Project, RB (A) (B)
        1.070%, 04/01/15                                  2,630           2,630
                                                                       --------
                                                                         38,271
                                                                       --------
LOUISIANA -- 0.9%
   Louisiana State, Public Facilities
     Authority, Advanced Funding
     Project, Ser D, RB
        3.000%, 10/20/05                                  5,400           5,442
   New Orleans, Aviation Board
     Authority, Ser C, GO, MBIA (A)
        1.900%, 08/01/11                                    755             755
   New Orleans, Industrial Development
     Authority, Spectrum Control
     Technology Project, RB (A) (B)
        1.890%, 03/01/07                                    700             700
                                                                       --------
                                                                          6,897
                                                                       --------
MAINE -- 0.2%
   Maine, Health & Higher Educational
     Authority, New England Project, Ser
     E, RB, AMBAC (A)
        1.900%, 12/01/25                                  1,200           1,200
                                                                       --------
MARYLAND -- 0.5%
   Anne Arundel County, Kellington
     Association Project, RB (A) (B)
        2.100%, 06/15/11                                    950             950
   Maryland State, Health & Higher
     Education Facilities Authority,
     Barnesville School Issue, RB (A) (B)
        1.860%, 09/01/24                                  2,600           2,600
                                                                       --------
                                                                          3,550
                                                                       --------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MASSACHUSETTS -- 6.6%
   Boston, Water & Sewer Commission, Ser
     A, RB (A) (B)
        1.780%, 11/01/24                                $   200        $    200
   Marblehead, BAN
        3.000%, 08/19/05                                  7,000           7,050
   Massachusetts State, Development
     Finance Agency, New England
     Deaconess Association Project, RB
     (A) (B)
        1.860%, 06/01/34                                  4,000           4,000
   Massachusetts State, Development
     Finance Agency, Belmont Day School
     Project, RB (A) (B)
        1.870%, 07/01/31                                  4,500           4,500
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A) (B)
        1.860%, 02/01/33                                    900             900
   Massachusetts State, Development
     Finance Agency, Contemporary Art
     Project, Ser A, RB (A) (B)
        1.860%, 07/01/34                                  3,000           3,000
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A)
        1.860%, 06/01/30                                    700             700
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB (A) (B)
        1.860%, 05/15/34                                  1,000           1,000
   Massachusetts State, Development
     Finance Agency, Scandinavian Living
     Center Project, RB (A) (B)
        1.950%, 11/01/28                                    615             615
   Massachusetts State, Development
     Finance Agency, Smith College
     Project, RB (A)
        1.850%, 07/01/29                                    900             900
   Massachusetts State, Development
     Finance Agency, Ursuline Academy
     Dedham Project, RB (A) (B)
        1.870%, 05/01/32                                  1,800           1,800
   Massachusetts State, Federal Highway
     Authority, RB (A)
        1.880%, 06/15/09                                  1,800           1,800
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Issue, Ser K, RB
     (A) (B)
        1.890%, 07/01/30                                  3,000           3,000


--------------------------------------------------------------------------------
6                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A)
        1.790%, 10/01/27                                $ 2,900        $  2,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project, RB (A) (B)
        1.830%, 07/01/33                                  2,100           2,100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Essex Museum Project, RB (A) (B)
        1.830%, 07/01/33                                  3,500           3,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
        1.830%, 11/01/26                                  4,000           4,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     University of Massachusetts
     Project, Ser A, RB (A) (B)
        1.790%, 11/01/30                                  2,400           2,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E, RB (A)
        1.850%, 08/01/14                                    550             550
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A, RB (A) (D)
        1.850%, 01/15/10                                    800             800
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB (A) (B)
        1.880%, 11/01/25                                    200             200
   Massachusetts State, Industrial
     Finance Agency, Milton Academy
     Issue, RB, MBIA (A)
        1.860%, 03/01/27                                    200             200
   Massachusetts State, Ser C42, GO,
     AMBAC (A)
        1.900%, 12/01/24                                  1,600           1,600
   Massachusetts State, Water Resource
     Authority, Ser B, RB (A) (B)
        1.810%, 08/01/28                                  1,500           1,500
   Pembroke, BAN
        3.000%, 08/04/05                                  1,000           1,006
                                                                       --------
                                                                         50,221
                                                                       --------
MICHIGAN -- 3.9%
   Cedar Rapids, Cedar Springs Public
     School District, SAN
        2.100%, 08/22/05                                  1,500           1,503


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Farmington Hills, Botsford General
     Hospital Project, Ser B, RB, MBIA (A)
        1.850%, 02/15/16                                $ 1,750        $  1,750
   Huron County, Economic Development
     Authority, Huron Memorial Hospital
     Project, RB (A) (B)
        1.870%, 10/01/28                                  3,930           3,930
   Jackson County, Economic Development
     Authority, Limited Thrifty Leoni
     Project, RB (A) (B)
        1.870%, 12/01/14                                    800             800
   Michigan State, Building Authority,
     Ser B10, RB, MBIA (A)
        1.910%, 10/15/29                                  5,000           5,000
   Michigan State, Building Authority,
     Ser I, RB (A)
        1.860%, 10/15/39                                 10,000          10,000
   Michigan State, Housing Development
     Authority, Courtyards of Taylor
     Project, Ser A, RB (A) (D)
        1.870%, 08/15/32                                  1,800           1,800
   Michigan State, Job Development
     Authority, East Lansing Residential
     Project, RB (A) (B)
        2.000%, 12/01/14                                  1,900           1,900
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
        1.870%, 05/01/14                                  1,000           1,000
   Sterling Heights, Economic
     Development Authority, Sterling
     Shopping Center Project, RB (A) (B)
        1.890%, 12/01/10                                  2,360           2,360
                                                                       --------
                                                                         30,043
                                                                       --------
MINNESOTA -- 1.5%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
        1.850%, 09/01/29                                    500             500
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
        1.850%, 09/01/29                                    230             230
   Big Lake, Independent School District
     No. 727, Ser A, GO
        3.000%, 09/12/05                                  3,000           3,022
   Cohasset, Power & Light Project,
     Ser A, RB (A) (B)
        1.800%, 06/01/20                                  1,400           1,400
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
        1.900%, 12/01/30                                  1,115           1,115

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                  7

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
        1.850%, 11/01/15                                $ 2,540        $  2,540
   Minnesota State, Higher Education
     Facilities Authority, Olaf College
     Project, Ser 5-M2, RB (A) (B)
        1.800%, 10/01/20                                  1,400           1,400
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
        1.850%, 05/01/22                                  1,000           1,000
                                                                       --------
                                                                         11,207
                                                                       --------
MISSOURI -- 2.3%
   Clayton, Industrial Development
     Authority, Bailey Court Project, RB
     (A) (B)
        1.990%, 01/01/09                                  1,500           1,500
   Kansas City, Industrial Development
     Authority, Bethesda Living Center
     Project, Ser A, RB (A) (B)
        1.900%, 08/01/31                                  5,000           5,000
   Kansas City, Industrial Development
     Authority, Ewing Marion Kaufman
     Foundation Project, RB (A)
        1.800%, 04/01/27                                  1,100           1,100
   Kansas City, Industrial Development
     Authority, Ewing Marion Kaufman
     Foundation Project, Ser A, RB (A)
        1.800%, 04/01/27                                  2,100           2,100
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A) (B)
        1.900%, 02/15/31                                  4,045           4,045
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
        1.850%, 10/01/17                                  1,600           1,600
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
        1.850%, 10/01/32                                    100             100
   Missouri State, Health & Educational
     Facilities Authority, Saint Francis
     Medical Center Project, Ser A RB
     (A) (B)
        1.800%, 06/01/26                                  1,800           1,800
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser A, RB (A) (B)
        1.850%, 10/01/09                                    240             240


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities, De Smet Jesuit High
     School Project, RB (A) (B)
        1.850%, 11/01/27                                $   100        $    100
                                                                       --------
                                                                         17,585
                                                                       --------
MONTANA -- 2.0%
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
        1.250%, 03/01/25                                  8,500           8,500
   Montana State, Health Facilities
     Authority, Healthcare Pooled Loan
     Program, Ser A, RB, FGIC (A)
        1.870%, 12/01/15                                  6,750           6,750
                                                                       --------
                                                                         15,250
                                                                       --------
NEBRASKA -- 0.5%
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A)
        1.910%, 09/01/20                                  1,985           1,985
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, RB, AMBAC (A)
        1.800%, 03/01/33                                  2,000           2,000
                                                                       --------
                                                                          3,985
                                                                       --------
NEW YORK -- 0.8%
   Albany, Industrial Development
     Agency, Research Foundation of the
     State University of New York
     Project, Ser A, RB (A)
        1.950%, 07/01/32                                    300             300
   Great Neck, Union Free School
     District, TAN
        3.000%, 06/21/05                                  1,500           1,507
   Marlboro, Central School District,
     BAN
        2.750%, 04/15/05                                  3,400           3,403
   New York State, Thruway & Highway
     Board, Ser B, RB
        2.000%, 04/01/05                                  1,000           1,001
                                                                       --------
                                                                          6,211
                                                                       --------
OHIO -- 3.1%
   Cuyahoga County, Continuing Care
     Facilities Authority, Eliza
     Jennings Project, RB (A) (B)
        1.870%, 02/01/29                                  3,305           3,305
   Lima, Refunding & Improvement
     Authority, Lima Memorial Hospital
     Project, RB (A) (B)
        1.940%, 12/01/10                                  1,730           1,730

--------------------------------------------------------------------------------
8                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lorain County, Industrial Development
     Authority, Regional Medical Center
     Project, RB (A) (B)
        1.940%, 05/01/22                                $ 1,315        $  1,315
   New Albany, Community Authority,
     Infrastructure Improvement Project,
     Ser C, RB (A) (B)
        1.870%, 02/01/25                                  9,600           9,600
   Ohio State, Higher Educational
     Facilities Commission, Kenyon
     College Project, RB (A)
        1.920%, 11/01/35                                    700             700
   Ohio State, Higher Educational
     Facilities Commission, Mount Union
     College Project, RB (A) (B)
        1.890%, 09/01/20                                  2,750           2,750
   Stark County, Industrial Development
     Authority, Newmarket Packaging
     Limited Project, RB (A) (B)
        1.850%, 11/01/14                                  1,450           1,450
   Summit County, Industrial Development
     Authority, Arlington Plaza Project,
     RB (A) (B)
        1.750%, 09/01/15                                  1,650           1,650
   Toledo Lucas County, Public
     Facilities Authority, Toledo Museum
     of Art Project, RB (A) (B)
        1.870%, 09/01/19                                  1,100           1,100
                                                                       --------
                                                                         23,600
                                                                       --------
OKLAHOMA -- 0.3%
   Tulsa, Industrial Authority,
     Childrens' Coalition Project, RB
     (A) (B)
        1.970%, 04/01/15                                  2,660           2,660
                                                                       --------
OREGON -- 0.1%
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB (A) (B)
        1.850%, 12/01/29                                    845             845
                                                                       --------
PENNSYLVANIA -- 9.4%
   Allegheny County, Hospital
     Development Authority, UPMC Senior
     Living Project, RB (A) (D)
        1.860%, 07/15/28                                    500             500
   Allegheny County, Industrial
     Development Authority, Commercial
     Development, Two Marquis Project,
     RB (A) (B)
        1.940%, 12/01/14                                  3,080           3,080


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Industrial
     Development Authority, Jewish Home
     & Hospital Project, Ser B, RB (A) (B)
        1.890%, 10/01/26                                $ 1,910        $  1,910
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project, RB (A) (B)
        1.650%, 08/01/31                                  1,500           1,500
   Chester County, Industrial
     Development Authority, The Woods
     Project, RB (A) (B)
        1.890%, 03/31/15                                  1,150           1,150
   Cumberland County, Municipal
     Authority, Dickinson College
     Project, Ser B, RB, AMBAC (A)
        2.000%, 11/01/24                                  2,905           2,905
   Cumberland County, Municipal
     Authority, Wesley Affiliated
     Services Project, Ser C, RB (A) (B)
        1.870%, 01/01/37                                    335             335
   Dallastown, Area School District
     Authority, GO, FGIC (A)
        1.900%, 05/01/20                                  1,245           1,245
   Delaware County, Industrial
     Development Authority, The Agnes
     Irwin School Project, RB (A) (B)
        1.850%, 10/01/33                                  1,870           1,870
   Delaware Valley, Regional Finance
     Authority, RB (A)
        1.910%, 07/01/27                                  1,000           1,000
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A)
        1.900%, 07/01/22                                  1,900           1,900
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
        1.890%, 10/01/24                                  1,800           1,800
   Lancaster, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A)
        1.950%, 04/15/27                                  2,060           2,060
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B)
        1.890%, 07/01/33                                  3,330           3,330
   Lehigh County, General Purpose
     Authority, Phoebe-Devitt Homes
     Project, Ser B, RB (A) (B)
        1.860%, 05/15/21                                  1,615           1,615


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                  9

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, RB (A) (B)
        1.940%, 01/01/30                                $ 1,730        $  1,730
   Middletown, Area School District, GO,
     FSA (A)
        1.880%, 06/01/22                                  2,750           2,750
   Montgomery County, Redevelopment
     Authority, Brookside Manor
     Apartments Project, Ser A, RB (A) (D)
        1.820%, 08/15/31                                  3,200           3,200
   Montgomery County, Redevelopment
     Authority, Forge Gates Apartments
     Project, Ser A, RB (A) (D)
        1.820%, 08/15/31                                  1,100           1,100
   Montgomery County, Redevelopment
     Authority, Kingswood Apartments
     Project, Ser A, RB (A) (D)
        1.820%, 08/15/31                                  2,000           2,000
   Moon Township, Industrial Development
     Authority, Executive Office
     Association Project, RB (A) (B)
        1.890%, 11/01/10                                  2,250           2,250
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
        1.910%, 02/15/27                                  1,400           1,400
   Northampton County, Industrial
     Development Authority, Kirkland
     Village Project, RB (A) (B)
        1.870%, 11/01/30                                  1,000           1,000
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
        1.890%, 02/01/18                                  1,650           1,650
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project, Ser
     E-1, RB (A) (B)
        1.890%, 09/01/19                                  1,600           1,600
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area Project, Ser J-3,
     RB (A) (B)
        1.910%, 11/01/30                                  3,900           3,900
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area, Ser J-1, RB (A) (B)
        1.890%, 11/01/30                                  5,100           5,100


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent
     Colleges, Ser I4, RB (A) (B)
        1.890%, 11/01/31                                $ 3,800        $  3,800
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent
     Colleges, Ser I5, RB (A) (B)
        1.910%, 11/01/21                                  4,000           4,000
   Pennsylvania State, Higher
     Educational Facilities Authority,
     St. Joseph's University Project,
     Ser A, Radian Insured (A)
        1.920%, 05/01/31                                    600             600
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Temple East Project, Ser B, RB (A) (B)
        1.910%, 06/01/14                                  1,855           1,855
   Philadelphia, Industrial Development
     Authority, City Line Holiday Inn
     Project, Ser 96, RB (A) (B)
        1.850%, 12/01/08                                  1,500           1,500
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
        1.900%, 11/01/32                                    500             500
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser A, RB, AMBAC (A)
        1.900%, 12/01/20                                    500             500
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser C, RB, AMBAC (A)
        1.900%, 12/01/20                                  4,900           4,900
                                                                       --------
                                                                         71,535
                                                                       --------
PUERTO RICO -- 0.1%
   Puerto Rico, Public Finance
     Authority, Ser 705 D, RB, AMBAC (A)
        1.880%, 08/01/27                                    425             425
                                                                       --------
RHODE ISLAND -- 0.8%
   Rhode Island, Health & Educational
     Building Authority, Brown
     University, Ser B, RB (A)
        1.840%, 09/01/43                                  6,000           6,000
                                                                       --------
SOUTH CAROLINA -- 2.1%
   South Carolina State, Economic Jobs
     Development Authority, St. Joseph's
     High School Project, RB (A) (B)
        2.060%, 05/15/25                                  4,765           4,765


--------------------------------------------------------------------------------
10                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   South Carolina State, GO
        2.000%, 04/01/05                                $ 8,000        $  8,007
   South Carolina State, Ser C05, GO (A)
        1.910%, 04/01/28                                  3,000           3,000
                                                                       --------
                                                                         15,772
                                                                       --------
SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
     Educational Facilities Authority,
     Rapid City Regional Hospital
     Project, RB, MBIA (A)
        1.800%, 09/01/27                                  1,000           1,000
                                                                       --------
TENNESSEE -- 2.5%
   Cleveland, Industrial Development
     Board, YMCA MET Chattanooga
     Project, RB (A) (B)
        1.870%, 07/01/19                                  1,300           1,300
   Franklin County, Health & Education
     Facilities, University of the South
     Sewanee Project, RB (A)
        2.000%, 09/01/10                                  1,500           1,500
   Knox County, Industrial Development
     Board, Professional Plaza Project,
     RB, FGIC (A) (B)
        2.400%, 12/01/14                                  1,700           1,700
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Dede Wallace
     Healthcare Systems Project, RB (A) (B)
        1.870%, 03/01/16                                    800             800
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Father Ryan High
     School Project, RB (A) (B)
        1.870%, 07/01/22                                  3,800           3,800
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Franklin Road
     Project, RB (A) (B)
        1.870%, 07/01/21                                  1,095           1,095
   Metropolitan Nashville & Davidson
     County, Industrial Development
     Authority, Ridgelake Apartments
     Project, RB (A) (D)
        1.870%, 09/01/34                                  9,004           9,004
                                                                       --------
                                                                         19,199
                                                                       --------
TEXAS -- 6.0%
   Cypress-Fairbanks, Independent School
     District, Ser C-16, GO (A)
        1.910%, 02/15/27                                  2,500           2,500


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Garland, Healthcare Facilities
     Development Authority, Chambrel
     Club Hill Project, RB (A) (D)
        1.870%, 11/15/32                                $ 1,800        $  1,800
   Gulf Coast, Industrial Development
     Authority, Petrounited Project, RB
     (A) (B)
        1.970%, 11/01/19                                  1,500           1,500
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B)
        1.890%, 12/01/08                                  1,800           1,800
   Houston, Utilities System Revenue
     Authority, Ser B17, RB, MBIA (A)
        1.910%, 05/15/27                                 14,315          14,315
   Houston, Utilities System Revenue,
     Ser C-17, RB, MBIA (A)
        1.910%, 05/15/26                                  1,500           1,500
   Hunt County, Health Facilities
     Development Authority, Universal
     Health Services Greenville Project,
     RB (A) (B)
        1.860%, 10/01/15                                  2,000           2,000
   Lubbock County, Hospital District,
     RB Mandatory Put @ 100 (C)
        5.500%, 06/01/05                                  2,000           2,018
   Tarrant County, Multi-Family Housing
     Finance Authority, Sierra Project,
     RB (A) (D)
        1.880%, 02/15/27                                  1,100           1,100
   Texas State, Multi-Family Housing
     Authority, Department of Housing &
     Community Affairs, High Point
     Project, RB (A) (D)
        1.880%, 02/01/23                                  2,190           2,190
   Texas State, TRAN
        3.000%, 08/31/05                                  9,950          10,020
   Waxahachie, Independent School
     District, Ser C19, GO (A)
        1.910%, 08/15/30                                  5,150           5,150
                                                                       --------
                                                                         45,893
                                                                       --------
UTAH -- 1.1%
   Alpine, School District, School Board
     Guaranty Progam, GO
        4.000%, 03/15/05                                  1,095           1,096
   St. George, Housing Development
     Authority, OK Foundation Project,
     Ser A, RB (A)
        1.870%, 12/15/29                                  7,000           7,000
                                                                       --------
                                                                          8,096
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 11

STATEMENT OF NET ASSETS (Unaudited)


Tax Free Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VERMONT -- 1.6%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
        1.970%, 06/01/22                                $   485        $    485
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B)
        1.970%, 06/01/27                                  4,905           4,905
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Middlebury College Project, Ser A,
     RB (A)
        1.960%, 11/01/27                                  3,000           3,000
   Vermont State, Student Assistance
     Authority, RB (A) (B)
        1.900%, 01/01/08                                  3,925           3,925
                                                                       --------
                                                                         12,315
                                                                       --------
WASHINGTON -- 4.0%
   Northwest Washington, Electric
     Revenue Authority, Ser A04, RB,
     MBIA (A)
        1.910%, 07/01/18                                  4,190           4,190
   Port Moses Lake, Public Industrial
     Authority, Basic American Foods
     Project, RB (A) (B)
        1.900%, 09/01/05                                  4,200           4,200
   Seattle, Low Income Housing
     Authority, Foss Home Project, RB
     (A) (B)
        1.890%, 12/01/24                                  7,040           7,040
   Washington State, Economic
     Development Finance Authority,
     Pioneer Human Services Project, Ser
     H, RB (A) (B)
        1.800%, 09/01/18                                    650             650
   Washington State, Housing Finance
     Commission, Museum History &
     Industry Project, RB (A) (B)
        1.800%, 12/01/33                                  2,300           2,300
   Washington State, Housing Finance
     Commission, Panorama City Project,
     RB (A) (B)
        1.850%, 01/01/27                                    630             630
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, Ser A, RB (A) (B)
        1.820%, 08/01/19                                  2,200           2,200


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VERMONT -- 1.6%
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A, RB (A)
     (B)
        1.820%, 01/01/30                                $ 3,100        $  3,100
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities, RB (A) (B)
        1.820%, 01/01/34                                    800             800
   Washington State, Housing Finance
     Commission, St. Vincent De Paul
     Project, Ser A, RB (A) (B)
        1.950%, 02/01/31                                  2,800           2,800
   Washington State, Housing Finance
     Commission, YMCA Snohomish County
     Project, RB (A) (B)
        1.800%, 08/01/19                                  1,245           1,245
   Washington State, Housing Finance
     Commission, YMCA of Greater Seattle
     Project, RB (A) (B)
        1.800%, 07/01/11                                    350             350
   Washington State, Ser A11, GO,
     MBIA (A)
        1.910%, 06/01/17                                  1,010           1,010
                                                                       --------
                                                                         30,515
                                                                       --------
WISCONSIN -- 4.2%
   Appleton, Industrial Development
     Authority, Valley Packaging
     Industries Project, RB (A) (B)
        1.970%, 02/01/11                                    530             530
   Green Bay, Industrial Development
     Authority, Curative Rehabilitation
     Center Project, RB (A) (B)
        1.970%, 07/01/13                                    345             345
   Luxemburg-Casco, School District, TRAN
        2.050%, 11/01/05                                  2,850           2,850
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A)
        1.960%, 11/01/14                                  1,900           1,900
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
        1.900%, 07/01/21                                    100             100
   West Salem, School District, TRAN
        2.000%, 09/01/05                                  1,000           1,002
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno
     College Project, RB (A) (B)
        1.850%, 11/01/17                                    300             300


--------------------------------------------------------------------------------
12                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
     Facilities Authority, Blood Center
     Project, Ser A, RB (A) (B)
        1.900%, 06/01/19                                $ 6,715        $  6,715
   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser B, RB, FSA (A)
        1.800%, 12/01/29                                  1,100           1,100
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     Systems Project, Ser C, RB (A) (B)
        1.900%, 08/15/23                                  4,800           4,800
   Wisconsin State, Health & Educational
     Facilities Authority, Newcastle
     Place Project, Ser B, RB (A) (B)
        1.900%, 12/01/31                                 10,800          10,800
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood
     Project, Ser B, RB (A) (B)
        1.900%, 08/15/30                                  1,000           1,000
   Wisconsin State, Health & Educational
     Facilities Authority, Prohealth
     Project, Ser B, RB, AMBAC (A)
        1.800%, 08/15/30                                    500             500
   Wisconsin State, Health & Educational
     Facilities Authority, Riverview
     Hospital Association Project, RB
     (A) (B)
        1.850%, 10/01/30                                    300             300
                                                                       --------
                                                                         32,242
                                                                       --------
MULTI-STATE -- 1.5%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
        2.400%, 10/01/12                                  3,685           3,685
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     Ser 98-1, RB (A) (B)
        2.000%, 05/01/28                                  6,715           6,715
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     Ser A, COP (A) (B)
        2.030%, 07/01/05                                    890             890
                                                                       --------
                                                                         11,290
                                                                       --------
Total Municipal Bonds
   (Cost $757,837) ($ Thousands)                                        757,837
                                                                       --------
Total Investments -- 99.5%
   (Cost $757,837) ($ Thousands)                                        757,837
                                                                       --------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%
Payable for Investment Securities Purchased                            $ (8,500)
Income Distributions Payable                                               (437)
Administration Fees Payable                                                (240)
Investment Advisory Fees Payable                                            (24)
Shareholder Servicing Fees Payable                                          (16)
Trustees' Fees Payable                                                       (6)
Other Assets and Liabilities, Net                                        12,841
                                                                       --------
Total Other Assets and Liabilities                                        3,618
                                                                       --------
Net Assets -- 100.0%                                                   $761,455
                                                                       ========

NET ASSETS:
Paid-In-Capital
   (unlimited authorization --  no par value)                           761,512
Accumulated net realized loss on investments                                (57)
                                                                       --------
Net Assets                                                             $761,455
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($761,454,767 / 761,661,048 shares)                                    $1.00
                                                                       ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Mandatory Put -- the maturity date shown is the put date.
(D) Securities are collateralized under an agreement from FHLB, FHLMC, FNMA or GNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
SAN -- State Aid Note
Ser -- Series
TAN -- Tax Anticipation Note
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 13

STATEMENT OF NET ASSETS (Unaudited)


California Tax Exempt Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   19.9%    Housing
   16.0%    General Revenue
   11.4%    Water
   10.2%    Healthcare
    8.3%    Education
    7.9%    Industrial Development
    7.6%    General Obligations
    5.0%    Utilities
    4.0%    Tax & Revenue Anticipation Notes
    3.2%    Public Facilities
    2.7%    Power
    2.2%    Transportation
    1.6%    Nursing Homes
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.3%
CALIFORNIA -- 95.4%
   ABAG, Finance Authority
     Not-For-Profit Corporations, Jewish
     Community Center Project, RB (A) (B)
        1.760%, 11/15/31                                 $1,500         $ 1,500
   ABAG, Finance Authority
     Not-For-Profit Corporations, Ser C,
     COP (A) (B)
        1.760%, 10/01/27                                    490             490
   ABAG, Finance Authority
     Not-For-Profit Corporations, Ser D,
     COP (A) (B)
        1.760%, 10/01/27                                    200             200
   Anaheim, Multi-Family Housing
     Authority, Heritage Village
     Apartments Project, Ser A, RB (A) (C)
        1.840%, 07/15/33                                    300             300
   Bay Area, Toll Authority, San
     Francisco Bay Area Project, Ser A,
     RB, AMBAC (A)
        1.810%, 04/01/36                                    300             300
   Bay Area, Toll Authority, San
     Francisco Bay Area Project, Ser C,
     RB, AMBAC (A)
        1.830%, 04/01/25                                    500             500
   California State University, College
     Improvements Finance Authority,
     Rental Housing Project, RB (A) (B)
        1.600%, 08/01/05                                    500             500
   California State, Department of Water
     Resources, Ser 358, RB (A)
        1.880%, 12/01/29                                  1,250           1,250


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Economic
     Development Finance Authority, Volk
     Enterprises Project, RB (A) (B)
        1.880%, 06/01/21                                 $  400         $   400
   California State, Economic Recovery
     Authority, Ser C-4, RB (A) (B)
        1.760%, 07/01/23                                    800             800
   California State, Economic Recovery
     Authority, Ser C-6, RB (A) (B)
        1.800%, 07/01/23                                    500             500
   California State, Educational
     Facilities Authority, Chapman
     University Project, RB (A) (B)
        2.020%, 12/01/30                                    900             900
   California State, Educational
     Facilities Authority, University of
     Southern California Project, Ser C,
     RB (A)
        1.010%, 10/01/33                                    500             500
   California State, Health Facilities
     Finance Authority, Catholic
     Healthcare Project, Ser C, RB, MBIA (A)
        1.860%, 07/01/20                                    600             600
   California State, Health Facilities
     Financing Authority, Adventist
     Health Systems Project, Ser B, RB
     (A) (B)
        1.760%, 09/01/25                                  1,100           1,100
   California State, Health Facilities
     Financing Authority, Scripps
     Memorial Hospital Project, Ser B,
     RB, MBIA (A)
        1.770%, 10/01/21                                    200             200
   California State, Housing Finance
     Agency, Multi-Family Housing
     Authority, Ser D, RB (A) (C)
        1.780%, 02/01/31                                    500             500
   California State, Infrastructure &
     Economic Development Authority, J
     Paul Getty Project, Ser B, RB (A)
        2.250%, 04/01/33                                    750             750
   California State, Infrastructure &
     Economic Development Authority Rand
     Project, Ser B, RB, AMBAC (A)
        1.800%, 04/01/42                                    400             400
   California Statewide, Communities
     Development Authority, Concordia
     University Irvine Project, Ser A,
     RB (A) (B)
        1.780%, 10/01/31                                    400             400
   California Statewide, Communities
     Development Authority, Covenant
     Retirement Communities Project, COP
     (A) (B)
        1.840%, 12/01/22                                    595             595


--------------------------------------------------------------------------------
14                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California Statewide, Communities
     Development Authority, Motion
     Picture & Television Project, Ser
     A, RB (A) (B)
        1.810%, 03/01/31                                 $  500         $   500
   Costa Mesa, Redevelopment Agency,
     Family Village Apartments Project,
     Ser A, RB (A) (B)
        1.850%, 11/01/14                                    375             375
   Fontana, Unified School District,
     School Facilities Funding Program,
     COP, FSA (A)
        1.830%, 04/01/35                                    500             500
   Fremont, Building & Equipment
     Financing Project, COP (A) (B)
        1.880%, 07/01/15                                    600             600
   Huntington Park, Public Financing
     Authority, Parking Project, Ser A,
     RB (A) (B)
        1.930%, 09/01/19                                    255             255
   Irvine Ranch, Water District
     Authority, Ser B, GO (A) (B)
        1.805%, 08/01/09                                    500             500
        1.780%, 10/01/09                                  1,000           1,000
   Long Beach, Board Finance Authority,
     Long Beach Museum of Art Project,
     RB (A) (B)
        1.840%, 09/01/09                                    600             600
   Los Angeles County, Multi-Family
     Housing Authority, Malibu Canyon
     Apartments Project, Ser B, RB (A)
        1.880%, 06/01/10                                    520             520
   Metropolitan, Water District
     Authority, Ser C-1, RB (A)
        1.750%, 07/01/36                                  1,000           1,000
   Newport Beach, Hoag Memorial Hospital
     Project, Ser C, RB (A)
        1.760%, 10/01/26                                    500             500
   Oakland, Liquidity Facilities
     Authority, Bay Area Government
     Project, RB (A) (B)
        1.920%, 12/01/09                                     75              75
   Orange County, Apartment Development
     Authority, Hidden Hills Project,
     Ser C, RB (A)
        1.880%, 11/01/09                                    500             500
   Orange County, Sanitation District,
     Ser A, COP (A)
        1.770%, 08/01/29                                    800             800
   Pittsburg, Redevelopment Agency, Los
     Medanos Community Project, Ser A,
     TA, AMBAC (A)
        1.760%, 09/01/35                                  1,200           1,200


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Riverside County, Housing Authority,
     De Anza Villas Project, RB (A) (B)
        1.860%, 12/01/16                                 $  220         $   220
   Riverside-San Bernardino, Housing
     Authority, Ser A, RB (A)
        1.850%, 07/01/06                                  1,200           1,200
   Rohnert Park, Multi-Family Housing
     Authority, Crossbrook Apartments
     Project, Ser A, RB (A) (C)
        1.840%, 06/15/25                                    200             200
   Sacramento County, Multi-Family
     Housing Authority, River Project,
     Ser C, RB (A) (C)
        1.830%, 07/15/29                                    400             400
   Sacramento County, Sanitation
     District, Sub-Lien, Ser C, RB (A) (B)
        1.860%, 12/01/30                                  1,040           1,040
   San Bernardino County, County Center
     Refinancing Project, COP (A) (B)
        1.830%, 07/01/15                                    900             900
   San Bernardino County, Housing
     Authority, Indian Knoll Apartments
     Project, Ser A, RB (A) (C)
        1.900%, 06/01/05                                    270             270
   San Bernardino County, Multi-Family
     Housing Authority, Gold West Phase
     2 Project, RB (A) (C)
        1.850%, 05/01/17                                    500             500
   San Bernardino County, Multi-Family
     Housing Authority, Somerset
     Apartments Project, Ser A, RB (A) (C)
        1.830%, 05/15/29                                  1,695           1,695
   San Diego, Museum of Art Project, COP
     (A) (B)
        2.000%, 09/01/30                                    600             600
   San Diego, School District, TRAN
        3.250%, 07/25/05                                    500             503
   Santa Clara County, Financing Lease
     Authority, VMC Facility Replacement
     Project, Ser B, RB (A)
        1.840%, 11/15/25                                    100             100
   Santa Clara County, Hospital District
     Lease Authority, Valley Medical
     Center Project, Ser A, RB (A) (B)
        1.930%, 08/01/15                                    800             800
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B)
        1.830%, 07/01/23                                    100             100
   South California, Public Power
     Authority, Southern Transmission
     Project, Ser 91, RB, AMBAC (A)
        1.810%, 07/01/19                                  1,000           1,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 15

STATEMENT OF NET ASSETS (Unaudited)


California Tax Exempt Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Stockton, Multi-Family Housing
     Authority, Mariners Pointe
     Association Project, Ser A, RB (A) (B)
        1.840%, 09/01/18                                 $  600         $   600
   Sweetwater, Unified High School
     District, COP, FSA (A)
        1.830%, 06/01/13                                    185             185
   Three Valleys, Municipal Water
     District Authority, Miramar Water
     Treatment Plant Project, COP (A) (B)
        1.880%, 11/01/14                                    700             700
   Turlock, Health Facilities Finance
     Authority, Emanuel Medical Center
     Project, Ser B, COP (A) (B)
        1.840%, 10/15/34                                    500             500
   Turlock, Irrigation District, Capital
     Improvements Project, COP (A) (B)
        1.760%, 01/01/31                                  1,300           1,300
   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project
     No. 1, TA, AMBAC (A)
        1.870%, 08/01/27                                    295             295
   William S. Hart, School District
     Authority, Bridge Funding Program
     Project, COP, FSA (A)
        1.830%, 01/15/36                                    600             600
                                                                        -------
                                                                         35,318
                                                                        -------
PUERTO RICO -- 2.7%
   Puerto Rico, Public Finance
     Authority, Ser 705 D, RB, AMBAC (A)
        1.880%, 08/01/27                                  1,000           1,000
                                                                        -------
MULTI-STATE -- 2.2%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
        2.400%, 10/01/12                                    840             840
                                                                        -------
Total Municipal Bonds
   (Cost $37,158) ($ Thousands)                                          37,158
                                                                        -------
Total Investments -- 100.3%
   (Cost $37,158) ($ Thousands)                                          37,158
                                                                        -------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3)%
Bank Overdraft                                                          $  (187)
Administration Fees Payable                                                  (6)
Income Distributions Payable                                                 (4)
Investment Advisory Fees Payable                                             (1)
Other Assets and Liabilities, Net                                            71
                                                                        -------
Total Other Assets and Liabilities                                         (127)
                                                                        -------
Net Assets -- 100.0%                                                    $37,031
                                                                        =======

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             37,059
Accumulated net realized loss on investments                                (28)
                                                                        -------
Net Assets                                                              $37,031
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($36,298,393 / 36,325,493 shares)                                      $1.00
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($732,717 / 733,578 shares)                                            $1.00
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Securities are collateralized under an agreement from FHLB, FHLMC, FNMA or GNMA.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

Institutional Tax Free Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   17.4%    Education
   15.8%    Industrial Development
   13.2%    Healthcare
   13.1%    General Revenue
   11.4%    Housing
   10.2%    General Obligations
    4.4%    Utilities
    4.4%    Public Facilities
    2.3%    Transportation
    2.3%    Pollution Control
    1.9%    Nursing Homes
    1.7%    Power
    1.1%    Water
    0.6%    Board Bank Revenue
    0.2%    Commercial Development
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.7%
ALABAMA -- 2.1%
   Birmingham, University of Alabama
     Health Services Foundation Project,
     RB (A) (B)
        1.870%, 12/01/26                                $ 4,000      $    4,000
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B)
        2.010%, 11/01/27                                  5,000           5,000
   Lauderdale County, Public Park &
     Recreation Board, Young Men's
     Christian Project, RB (A) (B)
        1.870%, 12/01/20                                  3,000           3,000
   Mobile, Spring Hill College Project,
     Ser B, RB (A) (B)
        1.890%, 09/01/24                                    500             500
   Parrish, Industrial Development
     Authority, Alabama Power
     Company Project, RB (A)
        1.800%, 06/01/15                                 11,000          11,000
   Russellville, Industrial Development
     Authority, Clark Pulley Industries
     Project, RB (A) (B)
        2.030%, 02/01/09                                  1,340           1,340
                                                                     ----------
                                                                         24,840
                                                                     ----------
ARIZONA -- 0.9%
   Maricopa County, Industrial
     Development Authority, Arcadia
     Vista Apartments Project,
     Ser A, RB (A) (B)
        1.980%, 09/01/27                                  5,125           5,125


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Maricopa County, Industrial
     Development Authority, Gran
     Victoria Housing Project, Ser A, RB
     (A) (C)
        1.870%, 04/15/30                                $ 5,465      $    5,465
   Phoenix, Industrial Development
     Authority, Valley of the Sun YMCA
     Project, RB (A) (B)
        1.800%, 01/01/31                                    200             200
                                                                     ----------
                                                                         10,790
                                                                     ----------
ARKANSAS -- 1.6%
   Arkansas State, Water & Sewer
     Authority, RB, MBIA
        2.400%, 10/01/05                                  2,500           2,500
   Pulaski County, Lease Purchase,
     Ser A, RB (A) (D)
        1.960%, 03/01/07                                 16,000          16,000
                                                                     ----------
                                                                         18,500
                                                                     ----------
CALIFORNIA -- 2.3%
   ABAG, Finance Authority
     Not-For-Profit Corporations, Ser C,
     COP (A) (B)
        1.760%, 10/01/27                                    200             200
   ABAG, Finance Authority
     Not-For-Profit Corporations, Ser D,
     COP (A) (B)
        1.760%, 10/01/27                                  1,000           1,000
   Azusa, Unified School District,
     School Facilities Funding Program,
     COP, FSA (A)
        1.830%, 06/01/38                                  6,500           6,500
   California State, Department of Water
     Resources, Ser B-1, RB (A) (B)
        1.760%, 05/01/22                                  1,800           1,800
   California State, Educational
     Facilities Authority, University of
     Southern California Project, Ser C,
     RB (A)
        1.010%, 10/01/33                                  2,000           2,000
   California State, Health Facilities
     Finance Authority, Adventist Health
     System West Project, Ser B, RB,
     MBIA (A)
        1.760%, 09/01/28                                    700             700
   California State, Infrastructure &
     Economic Development Authority,
     Rand Project, Ser B, RB, AMBAC (A)
        1.800%, 04/01/42                                  1,000           1,000
   Contra Costa County, Ser 154Z, COP,
     MBIA (A)
        1.890%, 11/01/07                                  5,995           5,995
   Glendale, Police Building Project,
     COP (A)
        1.840%, 06/01/30                                    400             400


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 17

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Long Beach, Board Finance Authority,
     Long Beach Museum of Art Project,
     RB (A) (B)
        1.840%, 09/01/09                                $   100      $      100
   Los Angeles, Multi-Family Housing
     Authority, Malibu Meadows Project,
     Ser B, RB (A) (C)
        1.830%, 04/15/28                                    800             800
   Metropolitan, Water District
     Authority, Ser C-1, RB (A)
        1.750%, 07/01/36                                    300             300
   Orange County, Sanitation Districts
     Ser B, COP (A)
        1.770%, 08/01/30                                  1,000           1,000
   Riverside-San Bernardino, Housing
     Authority, Ser A, RB (A)
        1.850%, 07/01/06                                    500             500
   San Bernardino County, Multi-Family
     Housing Authority, Rosewood
     Apartments Project, Ser A, RB (A) (C)
        1.830%, 05/15/29                                  1,725           1,725
   Stockton, Multi-Family Housing
     Authority, Mariners Pointe
     Association Project, Ser A, RB (A) (B)
        1.840%, 09/01/18                                    300             300
   Turlock, Health Facilities Finance
     Authority, Emanuel Medical Center
     Project, Ser B, COP (A) (B)
        1.840%, 10/15/34                                  2,000           2,000
   Turlock, Irrigation District, Capital
     Improvements Project, COP (A) (B)
        1.760%, 01/01/31                                    500             500
                                                                     ----------
                                                                         26,820
                                                                     ----------
COLORADO -- 4.0%
   Arvada, Water Authority, RB, FSA (A)
        2.000%, 11/01/20                                  2,300           2,300
   Boulder County, Development
     Authority, Geological Society of
     America Project, Ser 92, RB (A) (B)
        2.300%, 12/01/08                                    825             825
   Castlewood Ranch, Metropolitan
     District, GO (A) (B)
        2.300%, 12/01/31                                  2,000           2,000
   Colorado Springs, Sub Lien, Ser A, RB
     (A) (B)
        1.820%, 11/01/29                                  4,200           4,200
   Colorado State, Educational &
     Cultural Facilities Authority,
     Fountain Valley School Project, RB
     (A) (B)
        1.970%, 08/01/13                                  1,000           1,000


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Health Facilities
     Authority, Christian Living
     Project, Ser A, RB (A) (B)
        1.900%, 01/01/31                                $ 3,415      $    3,415
   Colorado State, Health Facilities
     Authority, The Visiting Nurse
     Project, RB (A) (B)
        1.830%, 07/01/22                                    200             200
   Colorado State, Single-Family Housing
     Authority, Cl AI-5, RB
        1.750%, 08/01/05                                  6,000           6,000
   Colorado State, Superior Metropolitan
     District Authority, Refunding &
     Improvements Project, Ser C, RB (A) (B)
        2.300%, 12/01/20                                  8,430           8,430
   Denver (City & County), Multi-Family
     Housing Authority, Ogden Residences
     Project, RB (A) (B)
        1.800%, 12/01/29                                 13,785          13,785
   Dove Valley, Metropolitan District,
     GO, Mandatory Put @ 100 (E)
        1.950%, 11/01/05                                  1,670           1,670
   NBC, Metropolitan District Authority,
     GO (A) (B)
        1.960%, 12/01/30                                  1,580           1,580
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B)
        2.300%, 12/01/31                                  1,290           1,290
                                                                     ----------
                                                                         46,695
                                                                     ----------
DELAWARE -- 1.2%
   Delaware State, Economic Development
     Authority, Peninsula United
     Methodist Project, Ser B, RB (A) (B)
        1.890%, 05/01/15                                  4,460           4,460
   Sussex County, Economic Development
     Authority, Route 113 Limited
     Partnership Project, RB (A) (B)
        2.250%, 11/01/06                                  5,700           5,700
   University of Delaware, University
     Revenue Authority, RB (A)
        1.860%, 11/01/23                                  3,900           3,900
   University of Delaware, University
     Revenue Authority, Ser A, RB (A)
        1.870%, 11/01/18                                    400             400
                                                                     ----------
                                                                         14,460
                                                                     ----------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory
     School Issue, RB (A) (B)
        1.970%, 12/01/23                                  1,575           1,575
                                                                     ----------

--------------------------------------------------------------------------------
18                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
FLORIDA -- 3.4%
   Alachua County, Health Facilities
     Authority, Oak Hammock University
     Project, Ser A, RB (A) (B)
        1.800%, 10/01/32                                $ 8,700      $    8,700
   Alachua County, Industrial
     Development Authority, Oak Hall
     School Project, RB (A) (B)
        1.920%, 07/01/19                                  1,220           1,220
   Collier County, Educational
     Facilities Authority, International
     College Project, RB (A) (B)
        1.860%, 04/01/28                                 12,245          12,245
   Florida State, Multi-Family Housing
     Authority, Island Club Project, Ser
     A, RB (A)
        1.870%, 07/01/31                                  7,340           7,340
   Florida State, Multi-Family Housing
     Authority, Lakeside North Project,
     RB (A) (C)
        1.890%, 06/01/34                                    700             700
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (D)
        1.880%, 12/01/29                                  1,500           1,500
   Jacksonville, Industrial Development
     Authority, University of Florida
     Health Science Center Project, RB (A)
        1.900%, 07/01/19                                  1,000           1,000
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B)
        1.870%, 04/01/08                                    200             200
   Pasco County, Multi-Family Housing
     Finance Authority, Carlton Arms
     Magnolia Project, RB (A) (B)
        2.020%, 12/01/07                                  4,685           4,685
   Pinellas County, Healthcare
     Facilities Authority, Pooled
     Hospital Loan Program, RB, AMBAC (A)
        1.800%, 12/01/15                                  1,100           1,100
   Volusia County, Industrial
     Development Authority, APCO
     Project, Ser A, RB (A) (B)
        1.970%, 02/01/30                                    920             920
                                                                     ----------
                                                                         39,610
                                                                     ----------
GEORGIA -- 6.0%
   Athens, Multi-Family Housing
     Authority, Georgian Apartments
     Association Project, RB (A) (B)
        2.270%, 08/01/05                                  1,400           1,400


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Bibb County, Refunding & Improvement
     Authority, Baptist Village Project,
     RB (A) (B)
        1.870%, 08/01/18                                $ 5,085      $    5,085
   Clayton County, Multi-Family Housing
     Authority, Rivers Edge Development
     Project, RB (A) (C)
        1.870%, 07/01/32                                    800             800
   Cobb County, Industrial Development
     Authority, Institute of Nuclear
     Power Operations Project, RB (A) (B)
        1.870%, 02/01/13                                  8,030           8,030
   Dalton, Utilities Authority, Ser A02,
     RB, FSA (A)
        1.910%, 01/01/12                                  3,465           3,465
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
        1.910%, 12/01/07                                  2,500           2,500
   Downtown Athens, Development
     Authority, Georgian Apartments
     Association Project, RB (A) (B)
        2.390%, 11/01/05                                  1,000           1,000
   Floyd County, Development Authority,
     Berry College Project, RB (A) (B)
        1.870%, 08/01/22                                  2,600           2,600
   Fulton County, Development Authority,
     Arthritis Foundation Project, RB
     (A) (B)
        1.870%, 12/01/16                                  2,265           2,265
   Fulton County, Development Authority,
     Epstein School Project, RB (A) (B)
        1.870%, 01/01/17                                  1,800           1,800
   Fulton County, Development Authority,
     Morehouse School of Medicine
     Project, RB (A) (B)
        1.870%, 02/01/18                                  2,200           2,200
   Fulton County, Industrial Development
     Authority, ADP Project, RB (A)
        2.000%, 09/01/12                                  2,770           2,770
   Fulton County, Residential Care
     Authority, Lenbrook Square
     Foundation Project, RB (A)
        1.850%, 01/01/18                                    250             250
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser B, RB, Radian Insured (A)
        1.840%, 11/15/33                                    600             600
   Gwinnett County, Development
     Authority, Wesleyan School Project,
     RB (A) (B)
        1.870%, 03/01/17                                    815             815


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 19

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Gwinnett County, Gwinnett Hospitals
     Systems Project, RB (A) (B)
        1.870%, 07/01/32                                $ 4,000      $    4,000
   Gwinnett County, Industrial
     Development Authority, Greater
     Atlanta Christian School Project,
     RB (A) (B)
        1.870%, 04/01/18                                  2,000           2,000
   Macon-Bibb County, Hospital
     Authority, Medical Center of
     Central Georgia Project, RB (A) (B)
        1.870%, 08/01/18                                  1,850           1,850
        1.870%, 07/01/28                                    500             500
   Marietta, Multi-Family Housing
     Authority, Franklin Walk Apartments
     Project, RB (A) (C)
        1.870%, 01/01/32                                  4,890           4,890
   Marietta, Multi-Family Housing
     Authority, Winterset Apartments
     Project, RB (A) (B)
        1.880%, 02/01/26                                  2,550           2,550
   Roswell, Multi-Family Housing
     Authority, Azalea Park Apartments
     Project, RB (A) (C)
        1.880%, 06/15/25                                  4,300           4,300
   Roswell, Multi-Family Housing
     Authority, Belcourt Project, Ser A,
     RB (A) (B)
        2.060%, 09/01/07                                  9,000           9,000
   Thomasville, Hospital Authority,
     J.D. Archbold Project,
     RB (A) (B)
        1.870%, 11/01/23                                  5,200           5,200
                                                                     ----------
                                                                         69,870
                                                                     ----------
HAWAII -- 0.3%
   Hawaii State, GO, FSA (A)
        1.910%, 07/01/18                                  3,890           3,890
                                                                     ----------
IDAHO -- 0.8%
   Ammon, Urban Renewal Agency, Tax
     Increment Project, Ser A, TA (A) (B)
        2.060%, 08/01/24                                  1,605           1,605
   Boise State, University Foundation,
     Engineering Technology Project, RB (A) (B)
        1.870%, 08/01/08                                    875             875
   Twin Falls, Urban Renewal Agency, Tax
     Allocation Project, Ser A, RB (A) (B)
        2.060%, 08/01/22                                  6,730           6,730
                                                                     ----------
                                                                          9,210
                                                                     ----------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ILLINOIS -- 7.6%
   Belleville, Industrial Development
     Authority, Wetterau Project, RB (A) (B)
        1.890%, 12/01/08                                $ 1,250      $    1,250
   Central Lake County, Joint Action
     Project, Ser B18, RB, AMBAC (A)
        1.910%, 05/01/20                                  4,090           4,090
   Cook County, Ser B11, GO,
     AMBAC (A)
        1.910%, 11/15/25                                  3,000           3,000
   Illinois State, Development Financing
     Authority, American Academy
     Project, RB (A) (B)
        1.970%, 04/01/21                                  1,800           1,800
   Illinois State, Development Financing
     Authority, Casa Central Padres
     Project, RB (A) (B)
        1.970%, 08/01/26                                  1,340           1,340
   Illinois State, Development Financing
     Authority, Glenwood School for Boys
     Project, RB (A) (B)
        1.870%, 02/01/33                                  1,200           1,200
   Illinois State, Development Financing
     Authority, Loyola Academy Project,
     Ser A, RB (A) (B)
        1.890%, 10/01/27                                  3,500           3,500
   Illinois State, Development Financing
     Authority, McCormick Theological
     Project, Ser A, RB (A) (B)
        1.890%, 06/01/34                                  1,000           1,000
   Illinois State, Development Financing
     Authority, North Shore Country Day
     Project, RB (A) (B)
        1.890%, 07/01/33                                  3,000           3,000
   Illinois State, Development Financing
     Authority, Palos Community Hospital
     Project, RB (A)
        1.900%, 11/15/11                                  3,400           3,400
   Illinois State, Development Financing
     Authority, World Communications
     Project, RB (A) (B)
        1.870%, 08/01/15                                    100             100
   Illinois State, Economic Development
     Financing Authority, Clearbrook
     Project, RB (A) (B)
        1.970%, 06/01/20                                  3,200           3,200
   Illinois State, Educational
     Facilities Authority, Art Institute
     of Chicago Cultural Pooled
     Financing Project, RB (A) (B)
        1.920%, 07/01/29                                  1,400           1,400


--------------------------------------------------------------------------------
20                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Educational
     Facilities Authority, Art Institute
     of Chicago Project, RB (A)
        1.870%, 03/01/34                                $ 2,400      $    2,400
   Illinois State, Educational
     Facilities Authority, Lake Forest
     Open Lands Project, RB (A) (B)
        1.870%, 08/01/33                                  1,400           1,400
   Illinois State, Educational
     Facilities Authority, University
     Pooled Financing Program Project,
     RB, FGIC (A)
        1.870%, 12/01/05                                    225             225
   Illinois State, Finance Authority,
     IIT Research Institute Project, RB
     (A) (B)
        1.890%, 10/01/34                                  6,400           6,400
   Illinois State, Finance Authority,
     Kohl Childrens Museum Project, RB
     (A) (B)
        1.890%, 07/01/34                                  2,280           2,280
   Illinois State, Finance Authority,
     Rest Haven Christian Service
     Project, Ser B, RB (A) (B)
        1.900%, 11/15/34                                  5,000           5,000
   Illinois State, Finance Authority,
     Richard H. Driehaus Museum Project,
     RB (A) (B)
        1.890%, 02/01/35                                  2,400           2,400
   Illinois State, Health Facilities
     Authority, Glenkirk Project, RB (A) (B)
        1.900%, 02/15/21                                    880             880
   Illinois State, Health Facilities
     Authority, Memorial Health Systems
     Project, RB (A) (B)
        1.850%, 10/01/22                                  2,500           2,500
   Illinois State, Health Facilities
     Authority, Riverside Health Systems
     Project, Ser B, RB (A) (B)
        1.890%, 11/15/16                                  4,650           4,650
   Illinois State, Ser 783, GO, FSA (A)
        1.900%, 04/01/27                                  2,695           2,695
   Illinois State, Sales Tax Project,
     Ser A05, RB, FGIC (A)
        1.910%, 06/15/24                                  4,450           4,450
   Lake County, Community School
     District No. 73, Ser 329, GO, FGIC (A)
        1.930%, 12/01/14                                  5,785           5,785
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B)
        2.070%, 05/01/35                                  4,300           4,300


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Oak Forest, Mode-Homewood Pool
     Project, RB (A) (B)
        1.860%, 07/01/24                                $ 3,900      $    3,900
   Oakbrook Terrace, Industrial
     Development Authority, Oakbrook
     Terrace Atrium Project, RB (A) (B)
        2.000%, 12/01/25                                  2,000           2,000
   Rockford, Wesley Willows Obligation,
     RB (A) (B)
        1.830%, 04/01/32                                  4,100           4,100
   Schaumburg, Ser A, GO (A)
        1.870%, 12/01/13                                  2,600           2,600
   Schaumburg, Ser B, GO (A)
        1.870%, 12/01/15                                  1,700           1,700
   University of Illinois, Utility
     Infrastructure Projects, COP (A)
        1.850%, 08/15/21                                    245             245
                                                                     ----------
                                                                         88,190
                                                                     ----------
INDIANA -- 3.6%
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser A, RB (A) (B)
        1.900%, 01/01/33                                  4,150           4,150
   Crawfordsville, Multi-Family Housing,
     Autumn Woods Phase II Project, Ser
     B, RB (A) (B)
        1.980%, 01/01/33                                    990             990
   Elkhart County, Industrial
     Development Authority, Hubbard Hill
     Estates Project, RB (A) (B)
        1.880%, 11/01/21                                  2,685           2,685
   Frankfort, Economic Development
     Authority, Frito-Lay Project, RB (A)
        1.850%, 11/01/14                                  1,000           1,000
   Indiana Bond Bank, Advanced Funding
     Program Notes Project,
     Ser A, RB (A)
        3.250%, 01/26/06                                  7,000           7,059
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
        1.850%, 09/01/26                                    900             900
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project, Ser
     A-2, RB (A)
        1.730%, 11/15/36                                  4,000           4,000
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project, Ser
     A-4, RB (A)
        1.050%, 11/15/36                                  3,000           3,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 21

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Baptist Homes
     of Indiana Project, RB (A) (B)
        1.870%, 11/01/30                                $   980      $      980
   Indiana State, Health Facilities
     Financing Authority, Capital Access
     Pool Program, RB (A) (B)
        1.880%, 04/01/13                                  1,090           1,090
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project, Ser A,
     RB (A) (B)
        1.850%, 12/01/29                                  2,700           2,700
   Indiana State, Health Facilities
     Financing Authority, Mary Sherman
     Hospital Project, RB (A) (B)
        1.890%, 05/01/19                                  3,750           3,750
   Indiana State, Hospital Financing
     Authority, Ser A, RB, MBIA (A)
        1.880%, 12/01/15                                  3,000           3,000
   Indiana State, Transportation Finance
     Authority, Ser B-21, RB, FGIC (A)
        1.910%, 12/01/22                                  2,000           2,000
   Indianapolis, Economic Development
     Authority, Morningside College Park
     Project, RB (A) (B)
        1.900%, 08/01/22                                  5,165           5,165
                                                                     ----------
                                                                         42,469
                                                                     ----------
IOWA -- 4.3%
   Algona, Industrial Development
     Authority, George A. Hormel
     Project, RB (A) (B)
        2.030%, 05/01/05                                  2,600           2,600
   Cerro Gordo County, Private Schools
     Facilities, Newman Catholic Schools
     Systems Project, RB (A) (B)
        1.900%, 05/01/32                                  4,100           4,100
   Hills, Healthcare Facilities
     Authority, Mercy Hospital Project,
     RB (A) (B)
        1.800%, 08/01/32                                    535             535
   Iowa State, Finance Authority,
     Carroll Kuemper Catholic High
     School Project, RB (A) (B)
        1.850%, 06/01/28                                    800             800
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives
     Project, RB (A) (B)
        1.850%, 11/01/32                                  1,865           1,865
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities Project, Maharishi
     University, RB (A) (B)
        1.970%, 10/01/30                                  1,400           1,400


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities Project, RB (A) (B)
        1.800%, 11/01/32                                $ 2,400      $    2,400
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Des Moines Project, RB
     (A) (B)
        1.850%, 10/01/24                                  5,020           5,020
        1.850%, 10/01/33                                  1,600           1,600
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, St. Ambrose Project, RB
     (A) (B)
        1.800%, 04/01/33                                 22,825          22,825
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Wartburg Project, RB
     (A) (B)
        1.850%, 03/01/30                                  4,000           4,000
   Iowa State, Higher Education Loan
     Authority, Private Colleges
     Facilities, Drake University
     Project, RB (A) (B)
        1.850%, 07/01/31                                    300             300
   Iowa State, Higher Education Loan
     Authority, Private Colleges
     Facilities, Morningside College
     Project, RB (A) (B)
        1.850%, 07/01/26                                  2,500           2,500
                                                                     ----------
                                                                         49,945
                                                                     ----------
KANSAS -- 3.5%
   Kansas State, Transportation Highway
     Authority, Ser C-2, RB (A)
        1.820%, 09/01/19                                 25,800          25,800
   Kansas State, Development Finance
     Authority, Department of
     Administration Project, Ser J-2, RB (A)
        1.800%, 12/01/34                                  2,250           2,250
   Kansas State, Development Finance
     Authority, Hays Medical Center
     Project, Ser N, RB (A) (B)
        1.850%, 05/15/26                                  1,100           1,100
   Kansas State, Development Finance
     Authority, Village of Shalom
     Obligation Group, Ser BB, RB (A) (B)
        1.800%, 11/15/28                                    150             150
   Lenexa, Multi-Family Housing
     Authority, Barrington Park
     Apartments Project, Ser A, RB (A) (C)
        1.870%, 02/01/23                                  4,000           4,000


--------------------------------------------------------------------------------
22                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Merriam, Multi-Family Housing
     Authority, Pinegate Apartments
     Project, RB (A) (B)
        1.940%, 12/01/26                                $ 6,520      $    6,520
   Prairie Village, Multi-Family Housing
     Authority, Corinth Place Apartments
     Project, RB (A)
        1.870%, 11/01/30                                    700             700
                                                                     ----------
                                                                         40,520
                                                                     ----------
KENTUCKY -- 4.1%
   Kentucky State, Area Development
     Districts Financing Trust, Calloway
     County Fire No. 6 Project, Ser A,
     RB (A) (B)
        1.940%, 12/01/32                                    535             535
   Kentucky State, Area Development
     Districts Financing Trust, Garrison
     Volunteer Fire Project, Ser A, RB
     (A) (B)
        1.940%, 12/01/32                                    100             100
   Kentucky State, Asset Liability
     Commission, Ser A, TRAN
        3.000%, 06/29/05                                 21,500          21,601
   Kentucky State, Association of
     Counties, Ser A, TRAN
        3.000%, 06/30/05                                 15,000          15,064
   Kentucky State, Rural Water Finance
     Authority, Construction Notes, RB (A)
        1.600%, 10/01/06                                  2,750           2,750
   Lexington, Government Industrial
     Building Authority, American Horse
     Shows Association Project, RB (A) (B)
        1.940%, 12/01/18                                  1,875           1,875
   Lexington-Fayette Urban County,
     Educational Facilities Authority,
     Sayre School Project, RB (A) (B)
        1.900%, 08/01/21                                  2,900           2,900
   Lexington-Fayette Urban County,
     Government Residential Facilities,
     Richmond Place Project, RB (A) (B)
        1.070%, 04/01/15                                  2,630           2,630
                                                                     ----------
                                                                         47,455
                                                                     ----------
LOUISIANA -- 1.6%
   Louisiana State, Higher Education
     Facilities Authority, Northwestern
     State University Student Housing
     Program, Ser A, RB (A) (B)
        1.940%, 08/01/34                                  1,500           1,500


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Louisiana State, Public Facilities
     Authority, Advanced Funding
     Project, Ser D, RB
        3.000%, 10/20/05                                $ 7,835      $    7,896
   Louisiana State, Public Facilities
     Authority, Emberwood Project, Ser
     A, RB (A) (C)
        1.890%, 11/15/33                                  7,000           7,000
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B)
        1.970%, 09/01/19                                  2,700           2,700
                                                                     ----------
                                                                         19,096
                                                                     ----------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     RB (A)
        2.200%, 12/01/10                                  1,315           1,315
                                                                     ----------
MARYLAND -- 0.9%
   Frederick, GO (A) (B)
        1.940%, 08/01/11                                  3,400           3,400
   Howard County, Owen Brown Project, RB
     (A) (B)
        2.100%,                                           1,900           1,900
   Maryland State, Economic Development
     Authority, Associated Projects, Ser
     A, RB (A) (B)
        1.870%, 12/01/31                                  2,000           2,000
   Maryland State, Health & Higher
     Education Facilities Authority,
     Collington Episcopal Project, Ser
     C, RB (A) (B)
        1.870%, 04/01/20                                  2,200           2,200
   Maryland State, Industrial
     Development Financing Authority,
     Baltimore International Culinary
     Project, RB (A) (B)
        1.970%, 05/01/24                                  1,540           1,540
                                                                     ----------
                                                                         11,040
                                                                     ----------
MASSACHUSETTS -- 1.2%
   Avon, BAN
        1.500%, 03/03/05                                  2,500           2,500
   Marblehead, BAN
        3.000%, 08/19/05                                  7,510           7,564
   Massachusetts State, Development
     Finance Agency, Contemporary Art
     Project, Ser A, RB (A) (B)
        1.860%, 07/01/34                                  1,000           1,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 23

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, ISO New England
     Project, RB (A) (B)
        1.900%, 02/01/32                                $ 1,000      $    1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A)
        1.790%, 10/01/27                                    415             415
   Massachusetts State, Industrial
     Finance Agency, Governor Dummer
     Academy Project, RB (A) (B)
        1.870%, 07/01/26                                    250             250
   Pembroke, BAN
        3.000%, 08/04/05                                  1,500           1,509
                                                                     ----------
                                                                         14,238
                                                                     ----------
MICHIGAN -- 2.9%
   Birmingham, Economic Development
     Authority, Brown Street Project, RB
     (A) (B)
        2.090%, 12/01/18                                    975             975
   Farmington Hills, Economic
     Development Authority, Brookfield
     Building Association Project, RB
     (A) (B)
        1.910%, 11/01/10                                  1,330           1,330
   Jackson County, Economic Development
     Authority, Limited Thrifty Leoni
     Project, RB (A) (B)
        1.870%, 12/01/14                                  1,000           1,000
   Lansing, Economic Development
     Authority, Atrium Office Partners
     Project, RB (A) (B)
        2.250%, 05/01/15                                  1,575           1,575
   Michigan State, Building Authority,
     Ser I, RB (A)
        1.860%, 10/15/39                                 10,000          10,000
   Michigan State, Housing Development
     Authority, Not-For-Profit Housing
     Project, RB (A) (B)
        1.870%, 06/01/25                                    900             900
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B)
        2.000%, 11/01/14                                  3,000           3,000
   Michigan State, Strategic Fund,
     Detroit Symphony Project, Ser A, RB
     (A) (B)
        1.800%, 06/01/31                                    200             200
   Michigan State, Strategic Fund,
     Pilgrim Manor Project, RB (A) (B)
        1.970%, 05/01/20                                  3,500           3,500


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Strategic Fund, Van
     Andel Research Institute Project,
     RB (A) (B)
        1.870%, 12/01/21                                $ 3,200      $    3,200
   Michigan State, Strategic Fund, YMCA
     Greater Grand Rapids Project, RB
     (A) (B)
        1.870%, 07/01/34                                  3,500           3,500
   Northern Michigan, University Revenue
     Authority, Ser A, RB, FGIC (A)
        1.800%, 06/01/31                                    570             570
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
        1.870%, 05/01/14                                  1,500           1,500
   Oakland County, Economic Development
     Authority, Corners Shopping Center,
     RB (A) (B)
        2.150%,                                           2,385           2,385
                                                                     ----------
                                                                         33,635
                                                                     ----------
MINNESOTA -- 2.1%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
        1.850%, 09/01/29                                  4,600           4,600
   Big Lake, Independent School District
     No. 727, Ser A, GO
        3.000%, 09/12/05                                  4,090           4,120
   Bloomington, Commercial Development
     Authority, ATS II Project, RB (A) (B)
        1.980%, 03/01/12                                  2,360           2,360
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B)
        1.980%, 12/01/14                                  2,455           2,455
   Brooklyn, Center Development
     Authority, Brookdale Project, RB
     (A) (B)
        1.850%, 12/01/14                                    200             200
   Duluth, Economic Development
     Authority, Miller-Dwan Medical
     Center Project, RB (A) (B)
        1.850%, 06/01/19                                  1,240           1,240
   Mankato, Area Family YMCA Project, RB
     (A) (B)
        1.900%, 05/01/06                                    600             600
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
        1.850%, 11/01/15                                  2,200           2,200
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B)
        1.900%, 05/01/26                                  3,400           3,400


--------------------------------------------------------------------------------
24                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Minnesota State, Higher Education
     Facilities Authority, Olaf College
     Project, Ser 5-M2, RB (A) (B)
        1.800%, 10/01/20                                $   400      $      400
   Roseville, Healthcare Facilities
     Authority, Presbyterian Homes
     Project, RB (A) (B)
        1.850%, 10/01/29                                  1,695           1,695
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B)
        1.980%, 09/01/27                                  1,355           1,355
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
        1.850%, 05/01/22 200 200
                                                                     ----------
                                                                         24,825
                                                                     ----------
MISSISSIPPI -- 0.6%
   Jackson County, Pollution Control,
     Chevron USA Project, RB (A)
        1.800%, 06/01/23                                  4,000           4,000
   Prentiss County, Industrial
     Development Authority, Eastern
     Heidelberg Project, Ser A, RB (A) (B)
        2.150%, 10/01/17                                  2,500           2,500
                                                                     ----------
                                                                          6,500
                                                                     ----------
MISSOURI -- 5.8%
   Clayton, Industrial Development
     Authority, Bailey Court Project, RB
     (A) (B)
        1.990%, 01/01/09                                  3,500           3,500
   Kansas City, Industrial Development
     Authority, Springs Apartment
     Project, RB (A) (B)
        1.970%, 09/01/25                                  2,350           2,350
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
        1.850%, 10/01/17                                  5,355           5,355
   Missouri State, Development Finance
     Board Infrastructure Authority, St
     Louis Convention Center Project,
     Ser C, RB (A) (B)
        1.850%, 12/01/20                                  3,500           3,500
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
        1.850%, 10/01/32                                  3,800           3,800


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, Curators
     University Project, Ser A, RB (A)
        1.790%, 11/01/32                                $ 3,500      $    3,500
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A) (B)
        1.850%, 08/15/24                                  1,645           1,645
   Missouri State, Health & Educational
     Facilities Authority, Drury
     University Project, RB (A) (B)
        1.850%, 08/15/28                                  2,800           2,800
   Missouri State, Health & Educational
     Facilities Authority, Rockhurst
     University Project, RB (A) (B)
        1.800%, 11/01/32                                  1,800           1,800
   Missouri State, Health & Educational
     Facilities Authority, Saint Francis
     Medical Center Project, Ser A, RB
     (A) (B)
        1.800%, 06/01/26                                  8,245           8,245
   Missouri State, Health & Educational
     Facilities Authority, St. Joseph-
     St. Pius Project, Ser A, RB (A) (B)
        1.920%, 12/01/29                                  2,680           2,680
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
        1.850%, 07/01/32                                    690             690
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB, FGIC (A)
        1.850%, 12/01/05                                    100             100
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser A, RB (A)
        1.850%, 10/01/09                                    490             490
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser B, RB (A)
        1.850%, 10/01/24                                  2,085           2,085
   Missouri State, Public Buildings
     Authority, Ser B38, RB (A)
        1.910%, 10/15/27                                  7,975           7,975
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
        1.920%, 12/01/27                                 12,200          12,200
   St. Louis, Industrial Development
     Authority, Schnuck Markets Kirkwood
     Project, RB (A) (B)
        2.000%, 12/01/15                                  5,250           5,250
                                                                     ----------
                                                                         67,965
                                                                     ----------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 25

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MONTANA -- 2.3%
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
        2.600%, 03/01/10                                $ 6,895      $    6,895
        1.250%, 03/01/25                                  9,500           9,500
        1.250%, 03/01/28                                 10,900          10,900
                                                                     ----------
                                                                         27,295
                                                                     ----------
NEBRASKA -- 1.1%
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A)
        1.910%, 09/01/20                                  5,960           5,960
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, RB (A) (B)
        1.800%, 08/01/31                                  7,050           7,050
                                                                     ----------
                                                                         13,010
                                                                     ----------
NEW MEXICO -- 0.9%
   Albuquerque, Healthcare Authority,
     Lovelace Respiratory Project,
     Ser A, RB (A) (B)
        1.870%, 09/01/25                                  7,200           7,200
   Albuquerque, Metropolitan
     Redevelopment Authority, Springer
     Square Project, RB (A) (B)
        2.110%, 11/01/17                                  3,000           3,000
                                                                     ----------
                                                                         10,200
                                                                     ----------
NEW YORK -- 3.8%
   Albany, Industrial Development
     Agency, Research Foundation of the
     State University of New York
     Project, Ser A, RB (A)
        1.950%, 07/01/32                                  1,920           1,920
   Marlboro, Central School District, BAN
        2.750%, 04/15/05                                  5,600           5,605
   New York City, Municipal Water
     Financing Authority, Fiscal Year
     2003 Project, Sub-Ser C-1, RB (A)
        1.780%, 06/15/18                                 17,250          17,250
   New York City, Municipal Water
     Financing Authority, Ser F-1, RB (A)
        1.780%, 06/15/33                                 10,700          10,700
   New York City, Ser A-4, GO (A) (B)
        1.780%, 08/01/21                                  6,600           6,600
   New York City, Ser H-2, GO, MBIA (A)
        1.780%, 08/01/14                                  1,800           1,800
                                                                     ----------
                                                                         43,875
                                                                     ----------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
OHIO -- 2.7%
   Cuyahoga County, Continuing Care
     Facilities Authority, Eliza
     Jennings Project, RB (A) (B)
        1.870%, 02/01/29                                $10,000      $   10,000
   Hamilton County, Healthcare
     Authority, Sisters of Charity
     Senior Care Center Project, RB (A) (B)
        1.940%, 08/01/27                                  4,150           4,150
   Lakewood, Hospital Authority, RB (A) (B)
        1.870%, 11/01/10                                  2,390           2,390
   New Albany, Community Authority,
     Infrastructure Improvement Project,
     Ser C, RB (A) (B)
        1.870%, 02/01/25                                  1,000           1,000
   North Royalton, BAN
        1.950%, 08/11/05                                  1,000           1,001
   Ohio State, Higher Education
     Facilities Authority, Kenyon
     College Project, RB (A)
        1.920%, 04/01/22                                  3,800           3,800
        1.920%, 08/01/33                                  6,500           6,500
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B)
        1.550%, 09/01/15                                    960             960
        1.550%, 09/15/16                                  1,195           1,195
   University of Toledo, General
     Authority, RB, FGIC (A)
        1.800%, 06/01/32                                    600             600
                                                                     ----------
                                                                         31,596
                                                                     ----------
OKLAHOMA -- 0.3%
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
        2.050%, 05/15/17                                  3,000           3,000
                                                                     ----------
OREGON -- 0.7%
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB (A) (B)
        1.850%, 12/01/29                                  2,040           2,040
   Oregon State, Health, Housing,
     Educational & Cultural Authorities,
     Saint Vincent De Paul Project,
     Ser A, RB (A) (B)
        1.940%, 03/01/19                                  1,815           1,815
   Portland, Economic Development
     Authority, Broadway Project,
     Ser A, RB, AMBAC (A)
        1.890%, 04/01/35                                  3,750           3,750
                                                                     ----------
                                                                          7,605
                                                                     ----------


--------------------------------------------------------------------------------
26                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 9.0%
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
        1.910%, 05/01/09                                $ 2,000      $    2,000
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project, RB (A) (B)
        1.650%, 08/01/31                                  3,500           3,500
   Allegheny County, Industrial
     Development Authority, Sacred Heart
     High School Project, RB (A) (B)
        1.940%, 06/01/22                                  1,000           1,000
   Berks County, Industrial Development
     Authority, Kutztown University
     Foundation Project, RB (A) (B)
        1.860%, 01/01/27                                    900             900
        1.860%, 01/01/29                                  1,530           1,530
   Bucks County, Industrial Development
     Authority, Pennswood Village
     Project, Ser B, RB (A) (B)
        1.890%, 10/01/34                                  1,000           1,000
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A, RB (A) (B)
        1.900%, 12/01/26                                  2,570           2,570
   Cumberland County, Municipal
     Authority, Dickinson College
     Project, Ser B, RB, AMBAC (A)
        2.000%, 11/01/24                                  4,000           4,000
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
        1.870%, 12/01/32                                  1,800           1,800
   Delaware County, Industrial
     Development Authority, The Agnes
     Irwin School Project, RB (A) (B)
        1.850%, 10/01/33                                  3,690           3,690
   Delaware Valley, Regional Finance
     Authority, RB (A) (B)
        1.860%, 08/01/16                                  1,000           1,000
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A)
        1.900%, 07/01/22                                  3,500           3,500
   Gettysburg, Industrial Development
     Authority, Brethren Home Community
     Project, Ser A, RB (A) (B)
        1.860%, 06/01/24                                  1,245           1,245


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
        1.890%, 10/01/24                                $ 1,700      $    1,700
   Lampeter Strasburg, School District,
     Ser A, GO, FSA (A)
        1.880%, 06/01/19                                  3,500           3,500
   Lancaster, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A)
        1.950%, 04/15/27                                  5,435           5,435
   Lehigh County, General Purpose
     Authority, Phoebe-Devitt Homes
     Project, Ser B, RB (A) (B)
        1.860%, 05/15/21                                    930             930
   Middletown, Area School District, GO,
     FSA (A)
        1.880%, 06/01/22                                  5,000           5,000
   Montgomery County, Industrial
     Development Authority, Acts
     Retirement Life Community Project,
     RB, Radian Insured (A)
        1.840%, 11/15/29                                  1,000           1,000
   Montgomery County, Industrial
     Development Authority, Exelon
     Project, RB (A) (B)
        1.910%, 12/01/29                                  5,000           5,000
   Montgomery County, Redevelopment
     Authority, Forge Gates Apartments
     Project, Ser A, RB (A) (C)
        1.820%, 08/15/31                                  4,500           4,500
   Moon Township, Industrial Development
     Authority, Executive Office
     Association Project, RB (A) (B)
        1.890%, 11/01/10                                    500             500
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
        1.910%, 02/15/27                                  1,900           1,900
   Northampton County, Higher
     Educational Authority, Lafayette
     College Project, Ser B, RB (A) (B)
        1.820%, 11/01/28                                    400             400
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area Project, Ser J-3,
     RB (A) (B)
        1.910%, 11/01/30                                  8,600           8,600
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area Project, Ser J-4,
     RB (A) (B)
        1.890%, 11/01/30                                  6,700           6,700


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 27

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 9.0%
   Pennsylvania State, Healthcare
     Facilities Authority, Geisinger
     Health Systems Project, RB (A)
        1.790%, 11/15/32                                $ 1,000      $    1,000
        1.800%, 08/01/28                                  2,000           2,000
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent Colleges
     Project, Ser I-3, RB (A) (B)
        1.950%, 11/01/31                                  3,500           3,500
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Drexel University, Ser B, RB (A) (B)
        1.870%, 05/01/32                                  2,000           2,000
   Pennsylvania State, Public School
     Building Authority, Parkland School
     District Project, Ser D, RB, FGIC (A)
        1.900%, 03/01/19                                  8,090           8,090
   Pennsylvania State, Public School
     Building Authority, Ser A42, RB,
     FSA (A)
        1.800%, 06/01/28                                  2,900           2,900
   Pennsylvania State, Ser A07, GO,
     FGIC (A)
        1.910%, 02/01/14                                  1,960           1,960
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Philadelphia School Project, Ser
     A-3, RB (A) (B)
        1.910%, 03/01/19                                  1,135           1,135
   Philadelphia, Hospital Facilities
     Authority, United Hospital Project, RB
       10.875%, 07/01/08                                  2,030           2,087
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
        1.900%, 11/01/32                                  1,000           1,000
   Philadelphia, Water & Wastewater
     Authority, Ser B, RB, AMBAC (A)
        1.840%, 08/01/27                                  1,800           1,800
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser A, RB, AMBAC (A)
        1.900%, 12/01/20                                  1,450           1,450
   Union County, Higher Education
     Facilities, Bucknell University
     Project, Ser B, RB (A)
        1.830%, 04/01/22                                  1,400           1,400


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wilkins, Industrial Development
     Authority, Fairview Extended
     Project, Ser B, RB (A) (B)
        1.850%, 01/01/21                                $ 1,000      $    1,000
                                                                     ----------
                                                                        104,222
                                                                     ----------
SOUTH CAROLINA -- 1.4%
   South Carolina State, GO
        2.000%, 04/01/05                                 12,000          12,010
   South Carolina State, Ser C05, GO (A)
        1.910%, 04/01/28                                  4,385           4,385
                                                                     ----------
                                                                         16,395
                                                                     ----------
SOUTH DAKOTA -- 0.4%
   South Dakota State, Health &
     Educational Facilities Authority,
     Rapid City Regional Hospital
     Project, RB, MBIA (A)
        1.800%, 09/01/27                                  4,100           4,100
                                                                     ----------
TENNESSEE -- 1.1%
   Knox County, Health, Educational &
     Housing Facilities Authority, Child
     & Family Services Project, RB (A) (B)
        1.870%, 07/01/14                                  1,150           1,150
   Knox County, Health, Educational &
     Housing Facilities Authority, Webb
     School Project, RB (A) (B)
        1.870%, 03/01/19                                  1,000           1,000
   Memphis-Shelby County, Industrial
     Development Board, University of
     Tennessee Medical Group Project, RB
     (A) (B)
        1.940%, 03/01/24                                  5,900           5,900
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Franklin Road
     Project, RB (A) (B)
        1.870%, 07/01/21                                    535             535
   Shelby County, Health, Educational &
     Housing Facilities Authority, St
     Peter Villa Project, RB (A) (B)
        2.110%, 11/01/22                                  2,670           2,670
   Wilson County, Industrial Development
     Authority, Hartmann Luggage
     Project, RB (A)
        1.900%, 07/01/26                                  1,100           1,100
                                                                     ----------
                                                                         12,355
                                                                     ----------


--------------------------------------------------------------------------------
28                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
TEXAS -- 3.5%
   Garland, Healthcare Facilities
     Development Authority, Chambrel
     Club Hill Project, RB (A) (C)
        1.870%, 11/15/32                                $ 2,700      $    2,700
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B)
        1.890%, 12/01/08                                  6,850           6,850
   Houston, Utilities System Revenue,
     Ser C-17, RB, MBIA (A)
        1.910%, 05/15/26                                  3,500           3,500
   Lubbock County, Educational
     Facilities Authority, Lubbock
     Christian University Project, RB
     (A) (B)
        1.950%, 05/01/29                                  4,300           4,300
   Lubbock County, Hospital District,
     RB Mandatory Put @ 100 (E)
        5.500%, 06/01/05                                  6,000           6,051
   Tarrant County, Multi-Family Housing
     Finance Authority, Sierra Project,
     RB (A) (C)
        1.880%, 02/15/27                                  2,000           2,000
   Texas State, TRAN
        3.000%, 08/31/05                                 15,550          15,659
                                                                     ----------
                                                                         41,060
                                                                     ----------
UTAH -- 0.8%
   Alpine, School District, School Board
     Guaranty Progam, GO
        4.000%, 03/15/05                                  2,000           2,002
   Utah State, Intermountain Power
     Agency, Merlots Project, Ser A59,
     RB, MBIA (A)
        1.910%, 07/01/10                                  6,965           6,965
                                                                     ----------
                                                                          8,967
                                                                     ----------
VERMONT -- 1.6%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
        1.970%, 06/01/22                                  4,025           4,025
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B)
        1.970%, 06/01/27                                  4,310           4,310
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Copley Hospital Project, Ser A,
     RB (A) (B)
        1.870%, 10/01/30                                  4,210           4,210


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Middlebury College Project,
     Ser A, RB (A)
        1.960%, 11/01/27                                $ 4,000      $    4,000
   Vermont State, Student Assistance
     Authority, RB (A) (B)
        1.900%, 01/01/08                                  1,940           1,940
                                                                     ----------
                                                                         18,485
                                                                     ----------
VIRGINIA -- 0.6%
   Newport News, Multi-Family Housing
     Authority, Springhouse Apartment
     Project, RB (A) (C)
        1.870%, 09/01/26                                  6,400           6,400
                                                                     ----------
WASHINGTON -- 3.6%
   Northwest Washington, Electrical
     Revenue Authority, Ser C, RB,
     FSA (A)
        1.940%, 01/01/10                                  5,211           5,211
   Port Townsend, Industrial Development
     Authority, Port Townsend Paper
     Project, RB (A) (B)
        2.010%, 03/01/09                                  7,200           7,200
   Washington State, GO, FGIC (A)
        1.940%, 07/01/19                                  5,170           5,170
   Washington State, Housing Finance
     Commission, Christa Project,
     Ser B, RB (A) (B)
        1.920%, 07/01/11                                  2,105           2,105
   Washington State, Housing Finance
     Commission, Museum History &
     Industry Project, RB (A) (B)
        1.800%, 12/01/33                                  1,700           1,700
   Washington State, Housing Finance
     Commission, Panorama City Project,
     RB (A) (B)
        1.850%, 01/01/27                                  5,965           5,965
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, RB (A) (B)
        1.920%, 07/01/11                                    660             660
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, Ser A, RB (A) (B)
        1.820%, 08/01/19                                    200             200
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A, RB (A) (B)
        1.820%, 01/01/30                                  4,300           4,300


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 29

STATEMENT OF NET ASSETS (Unaudited)


Institutional Tax Free Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities, RB (A) (B)
        1.820%, 01/01/34                                $ 2,100      $    2,100
   Washington State, Housing Finance
     Commission, St. Vincent De Paul
     Project, Ser A, RB (A) (B)
        1.950%, 02/01/31                                  1,865           1,865
   Washington State, Housing Finance
     Commission, Tacoma Art Museum
     Project, RB (A) (B)
        1.850%, 06/01/32                                  1,000           1,000
   Washington State, Ser A11, GO,
     MBIA (A)
        1.910%, 06/01/17                                  4,155           4,155
                                                                     ----------
                                                                         41,631
                                                                     ----------
WEST VIRGINIA -- 1.6%
   Charleston, Building Commission
     Parking Facilities Authority,
     Charleston Town Center Parking
     Project, Ser A, RB (A) (B)
        1.980%, 12/01/16                                  9,955           9,955
   Parkersburg, Industrial Development
     Authority, B-H Associates Project,
     RB (A)
        2.270%, 10/01/14                                  3,500           3,500
   Putnam County, Industrial Development
     Authority, FMC Project, RB (A) (B)
        1.850%, 10/01/11                                  5,300           5,300
                                                                     ----------
                                                                         18,755
                                                                     ----------
WISCONSIN -- 3.0%
   Chippewa Falls, Area Unified School
     District, TRAN
        2.250%, 09/30/05                                  3,000           3,004
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A)
        1.960%, 11/01/14                                  3,000           3,000
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
        1.900%, 07/01/21                                  1,425           1,425
   Mukwonago Waterworks Systems & Sewer
     Authority, BAN
        2.000%, 03/01/05                                  1,620           1,620
   West Allis, State Fair Park
     Exposition, RB (A) (B)
        1.900%, 08/01/28                                  6,295           6,295
   West Salem, School District, TRAN
        2.000%, 09/01/05                                  3,300           3,305


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno
     College Project, RB (A) (B)
        1.850%, 11/01/17                                $ 2,450      $    2,450
   Wisconsin State, Health & Educational
     Facilities Authority, Lutheran
     College Project, RB (A) (B)
        1.850%, 06/01/33                                  1,400           1,400
   Wisconsin State, Health & Educational
     Facilities Authority, Madison
     Family Medicine Project, RB (A) (B)
        1.970%, 05/01/21                                  4,995           4,995
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     Systems Project, Ser C, RB (A) (B)
        1.900%, 08/15/23                                  2,500           2,500
   Wisconsin State, Health & Educational
     Facilities Authority, Meriter
     Hospital Project, RB (A) (B)
        1.850%, 12/01/32                                  2,550           2,550
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood
     Project, Ser B, RB (A) (B)
        1.900%, 08/15/30                                    800             800
   Wisconsin State, Health & Educational
     Facilities Authority, Riverview
     Hospital Association Project,
     RB (A) (B)
        1.850%, 10/01/30                                  1,800           1,800
                                                                     ----------
                                                                         35,144
                                                                     ----------
MULTI-STATE -- 2.3%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
        2.600%, 10/01/12                                  3,360           3,360
        2.400%, 10/01/12                                    200             200
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     Ser 98-1, RB (A) (B)
        2.000%, 05/01/28                                 11,285          11,285
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     Ser 98-2, RB (A) (B)
        2.000%, 12/10/14                                  9,965           9,965
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     Ser A, COP (A) (B)
        2.030%, 07/01/05                                  1,635           1,635


--------------------------------------------------------------------------------
30                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northwestern Mutual Life Insurance,
     RB (A) (B)
        7.620%, 02/01/09                                $   133      $      134
                                                                     ----------
                                                                         26,579
                                                                     ----------
Total Municipal Bonds
   (Cost $1,184,127) ($ Thousands)                                    1,184,127
                                                                     ----------
Total Investments -- 101.7%
   (Cost $1,184,127) ($ Thousands)                                    1,184,127
                                                                     ----------

OTHER ASSETS AND LIABILITIES -- (1.7)%
Payable for Investment Securities Purchased                             (13,095)
Bank Overdraft                                                           (9,306)
Income Distributions Payable                                               (780)
Administration Fees Payable                                                (225)
Shareholder Servicing Fees Payable                                          (69)
Investment Advisory Fees Payable                                            (32)
Trustees' Fees Payable                                                      (11)
Other Assets and Liabilities, Net                                         3,702
                                                                     ----------
Total Other Assets and Liabilities                                      (19,816)
                                                                     ----------
Net Assets -- 100%                                                   $1,164,311
                                                                     ==========

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                          1,164,362
Accumulated net realized loss on investments                                (51)
                                                                     ----------
Net Assets                                                           $1,164,311
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($865,004,738 / 865,214,173 shares)                                    $1.00
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($279,059,584 / 279,061,946 shares)                                    $1.00
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($20,246,897 / 20,261,257 shares)                                      $1.00
                                                                     ==========


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Securities are collateralized under an agreement from FHLB, FHLMC, FNMA or GNMA.
(D) Security is escrowed to maturity.
(E) Mandatory Put -- the maturity date shown is the put date.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 31

STATEMENT OF NET ASSETS (Unaudited)


Massachusetts Tax Free Money Market Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   26.8%    Education
   22.5%    Industrial Development
   16.5%    General Obligations
    9.3%    Transportation
    6.5%    Healthcare
    4.8%    Nursing Homes
    4.1%    Water
    3.8%    Utilities
    3.6%    Housing
    2.1%    Power
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.2%
MASSACHUSETTS -- 97.1%
   Avon, BAN
        1.500%, 03/03/05                                 $2,500         $ 2,500
   Boston, Water & Sewer Commission,
     Ser A, RB (A) (B)
        1.780%, 11/01/24                                  2,625           2,625
   Hull, BAN
        3.000%, 07/14/05                                  2,000           2,010
   Marblehead, BAN
        3.000%, 08/19/05                                  2,000           2,014
   Massachusetts Bay, Transportation
     Authority, Ser SG 156, RB (A)
        1.880%, 07/01/30                                  2,060           2,060
   Massachusetts State, Development
     Finance Agency, New England
     Deaconess Association Project,
     RB (A) (B)
        1.860%, 06/01/34                                  2,000           2,000
   Massachusetts State, Development
     Finance Agency, Belmont Day School
     Project, RB (A) (B)
        1.870%, 07/01/31                                  2,500           2,500
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A) (B)
        1.860%, 02/01/33                                  2,900           2,900
   Massachusetts State, Development
     Finance Agency, Contemporary
     Art Project, Ser A, RB (A) (B)
        1.860%, 07/01/34                                  1,000           1,000
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A)
        1.860%, 06/01/30                                  2,100           2,100


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, ISO New England
     Project, RB (A) (B)
        1.900%, 02/01/32                                 $2,000         $ 2,000
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB (A) (B)
        1.860%, 05/15/34                                  2,000           2,000
   Massachusetts State, Development
     Finance Agency, Marino Foundation
     Project, RB (A) (B)
        1.870%, 07/01/21                                  2,000           2,000
   Massachusetts State, Development
     Finance Agency, Meadowbrook School
     Issue, RB (A) (B)
        1.860%, 08/01/30                                    400             400
   Massachusetts State, Development
     Finance Agency, Scandinavia Living
     Center Project, RB (A) (B)
        1.950%, 11/01/28                                  2,385           2,385
   Massachusetts State, Development
     Finance Agency, Smith College
     Project, RB (A)
        1.850%, 07/01/29                                  1,600           1,600
   Massachusetts State, Development
     Finance Agency, Ursuline Academy
     Dedham Project, RB (A) (B)
        1.870%, 05/01/32                                  1,300           1,300
   Massachusetts State, Development
     Finance Agency, Wentworth Institute
     Project, RB, AMBAC (A)
        1.870%, 10/01/30                                  1,000           1,000
   Massachusetts State, Federal Highway
     Authority, RB (A)
        1.880%, 06/15/09                                  2,500           2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Issue, Ser K, RB
     (A) (B)
        1.890%, 07/01/30                                  2,000           2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A)
        1.790%, 10/01/27                                  1,500           1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project, RB (A) (B)
        1.830%, 07/01/33                                  1,900           1,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
        1.830%, 11/01/26                                  1,000           1,000


--------------------------------------------------------------------------------
32                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Merlots Project, Ser A14, RB (A)
        1.900%, 07/01/32                                 $2,500         $ 2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System Project,
     Ser P-1, RB, FSA (A)
        1.830%, 07/01/27                                    625             625
   Massachusetts State, Health &
     Educational Facilities Authority,
     St. Ann's Home Project, Ser A,
     RB (A) (B)
        2.050%, 03/01/22                                  1,425           1,425
   Massachusetts State, Health &
     Educational Facilities Authority,
     University of Massachusetts
     Project, Ser A, RB (A) (B)
        1.790%, 11/01/30                                  2,000           2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E, RB (A)
        1.850%, 08/01/14                                  3,050           3,050
   Massachusetts State, Housing Finance
     Agency, Ser F, RB, FSA (A)
        1.850%, 12/01/37                                  1,000           1,000
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A, RB (A) (C)
        1.850%, 01/15/10                                  1,525           1,525
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB (A) (B)
        1.880%, 11/01/25                                  1,715           1,715
   Massachusetts State, Industrial
     Finance Agency, Milton Academy
     Issue, RB, MBIA (A)
        1.860%, 03/01/27                                  1,500           1,500
   Massachusetts State, Ser C42, GO,
     AMBAC (A)
        1.900%, 12/01/24                                  2,500           2,500
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
        1.860%, 01/01/37                                  1,960           1,960
   Massachusetts State, Water Resources
     Authority, Ser D, RB, FGIC (A)
        1.830%, 11/01/26                                  2,900           2,900
   Pembroke, BAN
        3.000%, 08/04/05                                  2,500           2,515
                                                                        -------
                                                                         68,509
                                                                        -------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 2.1%
   Puerto Rico, Electric Power
     Authority, Ser A40, RB, MBIA (A)
        1.880%, 07/01/23                                 $  590         $   590
   Puerto Rico, Electric Power
     Authority, Ser B, RB, MBIA (A)
        1.880%, 07/01/20                                    900             900
                                                                        -------
                                                                          1,490
                                                                        -------
Total Municipal Bonds
   (Cost $69,999) ($ Thousands)                                          69,999
                                                                        -------
Total Investments -- 99.2%
   (Cost $69,999) ($ Thousands)                                          69,999
                                                                        -------

OTHER ASSETS AND LIABILITIES -- 0.8%
Income Distributions Payable                                                (63)
Shareholder Servicing Fees Payable                                          (16)
Administration Fees Payable                                                 (10)
Investment Advisory Fees Payable                                             (2)
Other Assets and Liabilities, Net                                           662
                                                                        -------
Total Other Assets and Liabilities                                          571
                                                                        -------
Net Assets -- 100.0%                                                    $70,570
                                                                        =======

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             70,575
Distribution in excess of net investment income                              (1)
Accumulated net realized loss on investments                                 (4)
                                                                        -------
Net Assets                                                              $70,570
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($70,570,346 / 70,573,947 shares)                                      $1.00
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Securities are collateralized under an agreement from FNMA
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 33

STATEMENT OF NET ASSETS (Unaudited)


Pennsylvania Tax Free Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   24.3%    Industrial Development
   18.3%    Education
   12.1%    General Obligations
   11.5%    Healthcare
    9.0%    General Revenue
    6.2%    Water
    5.0%    Housing
    3.6%    Nursing Homes
    3.4%    Pollution Control
    3.2%    Airport
    2.3%    Transportation
    1.1%    Utilities
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 103.6%
PENNSYLVANIA -- 103.6%
   Allegheny County, Hospital
     Development Authority, Presbyterian
     University Hospital Project, Ser
     B-2, RB (A) (B)
        1.870%, 03/01/18                                 $  715         $   715
   Allegheny County, Industrial
     Development Authority, Jewish Home
     & Hospital Project, Ser B,
     RB (A) (B)
        1.890%, 10/01/26                                    840             840
   Allegheny County, Industrial
     Development Authority, Longwood
     Project, Ser A, RB, Radian
     Insured (A)
        1.840%, 07/01/27                                    400             400
   Allegheny County, Industrial
     Development Authority, Longwood
     Project, Ser B, RB, Radian
     Insured (A)
        1.840%, 07/01/27                                  1,000           1,000
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
        1.910%, 05/01/09                                  1,540           1,540
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B)
        1.650%, 08/01/31                                  1,500           1,500
   Allegheny County, Industrial
     Development Authority, Sacred Heart
     High School Project,
     RB (A) (B)
        1.940%, 06/01/22                                    500             500


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Berks County, Industrial Development
     Authority, Kutztown University
     Foundation Project, RB (A) (B)
        1.860%, 01/01/29                                 $1,630         $ 1,630
   Bucks County, Industrial Development
     Authority, Pennswood Village
     Project, Ser B, RB (A) (B)
        1.890%, 10/01/34                                  2,000           2,000
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A,
     RB (A) (B)
        1.900%, 12/01/26                                  2,000           2,000
   Cumberland County, Municipal
     Authority, Wesley Affiliated
     Services Project, Ser C, RB (A) (B)
        1.870%, 01/01/37                                    110             110
   Dallastown, Area School District
     Authority, GO, FGIC (A)
        1.900%, 05/01/20                                  1,345           1,345
   Delaware County, Industrial
     Development Authority, BP Oil
     Project, RB (A)
        1.790%, 12/01/09                                  1,500           1,500
   Delaware County, Industrial
     Development Authority, The Agnes
     Irwin School Project, RB (A) (B)
        1.850%, 10/01/33                                  1,980           1,980
   Delaware County, Industrial
     Development Authority, United
     Parcel Service Project, RB (A)
        1.730%, 12/01/15                                  1,400           1,400
   Delaware Valley, Regional Finance
     Authority, RB (A)
        1.910%, 07/01/27                                  1,500           1,500
   Emmaus, General Authority,
     Sub-Ser B-23, RB (A) (B)
        1.900%, 03/01/24                                  1,400           1,400
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A)
        1.900%, 07/01/22                                  1,400           1,400
   Harrisburg, Water Authority, Ser B,
     RB, FSA (A)
        1.900%, 07/15/17                                  1,000           1,000
   Lampeter Strasburg, School District,
     Ser A, GO, FSA (A)
        1.880%, 06/01/19                                  1,500           1,500
   Lehigh County, General Purpose
     Authority, Phoebe-Devitt Homes
     Project, Ser B, RB (A) (B)
        1.860%, 05/15/21                                    435             435


--------------------------------------------------------------------------------
34                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Montgomery County, Industrial
     Development Authority, Acts
     Retirement Life Community Project,
     RB, Radian Insured (A)
        1.840%, 11/15/29                                 $1,500         $ 1,500
   Montgomery County, Redevelopment
     Authority, Kingswood Apartments
     Project, Ser A, RB (A)
        1.820%, 08/15/31                                    800             800
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
        1.910%, 02/15/27                                  1,500           1,500
   North Wales, Water Authority, RB
        2.750%, 10/01/05                                  1,750           1,760
   Northampton County, Higher
     Educational Authority, Lafayette
     College Project, Ser B, RB (A) (B)
        1.820%, 11/01/28                                  1,200           1,200
   Northampton County, Industrial
     Development Authority, Kirkland
     Village Project, RB (A) (B)
        1.870%, 11/01/30                                    900             900
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
        1.890%, 02/01/18                                    900             900
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area Project, Ser J-3,
     RB (A) (B)
        1.910%, 11/01/30                                    900             900
   Pennsylvania State, Higher Education
     Facilities Authority, Carnegie
     Mellon University Project, Ser C,
     RB (A)
        1.790%, 11/01/29                                    100             100
   Pennsylvania State, Higher Education
     Facilities Authority, Lebanon
     Valley College Project, Ser D3, RB
     (A) (B)
        1.400%, 05/01/19                                  1,100           1,100
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent Colleges
     Project, Ser I-3, RB (A) (B)
        1.950%, 11/01/31                                  1,000           1,000
   Pennsylvania State, Higher
     Educational Facilities Authority,
     St. Josephs University Project, Ser
     A, Radian Insured (A)
        1.920%, 05/01/31                                    600             600
   Pennsylvania State, Ser A07, GO,
     FGIC (A)
        1.910%, 02/01/14                                    990             990


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Turnpike
     Commission, Ser U, RB (A)
        1.860%, 12/01/19                                 $1,000         $ 1,000
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Philadelphia School Project,
     Ser A-3, RB (A) (B)
        1.910%, 03/01/19                                     65              65
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Temple East Project, Ser B,
     RB (A) (B)
        1.910%, 06/01/14                                    625             625
   Philadelphia, Industrial Development
     Authority, Fox Chase Cancer Center
     Project, RB (A) (B)
        1.800%, 07/01/25                                  1,000           1,000
   Philadelphia, Water & Wastewater
     Authority, Ser B, RB, AMBAC (A)
        1.840%, 08/01/27                                    500             500
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser A, RB, AMBAC (A)
        1.900%, 12/01/20                                    500             500
   Wilkins, Industrial Development
     Authority, Fairview Extended
     Project, Ser B, RB (A) (B)
        1.850%, 01/01/21                                    500             500
   York, General Pooled Financing
     Authority, Sub-Ser A, RB,
     AMBAC (A)
        1.860%, 09/01/26                                  1,100           1,100
                                                                        -------
Total Municipal Bonds
   (Cost $44,235) ($ Thousands)                                          44,235
                                                                        -------
Total Investments -- 103.6%
   (Cost $44,235) ($ Thousands)                                          44,235
                                                                        -------

OTHER ASSETS AND LIABILITIES -- (3.6)%
Bank Overdraft                                                           (1,569)
Income Distributions Payable                                                (35)
Administration Fees Payable                                                 (10)
Shareholder Servicing Fees Payable                                           (9)
Investment Advisory Fees Payable                                             (1)
Other Assets and Liabilities, Net                                            90
                                                                        -------
Total Other Assets and Liabilities                                       (1,534)
                                                                        -------
Net Assets -- 100.0%                                                    $42,701
                                                                        =======


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 35

STATEMENT OF NET ASSETS (Unaudited)


Pennsylvania Tax Free Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                            $42,718
Undistributed net investment income                                           3
Accumulated net realized loss on investments                                (20)
                                                                        -------
Net Assets                                                              $42,701
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($8,010,284 / 8,030,047 shares)                                        $1.00
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($34,690,715 / 34,687,968 shares)                                      $1.00
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

Intermediate-Term Municipal Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   22.0%    General Obligations
   13.8%    Education
   11.3%    Healthcare
   10.8%    General Revenue
    9.2%    Power
    7.6%    Transportation
    6.5%    Public Facilities
    5.5%    Utilities
    4.9%    Industrial Development
    2.6%    Pollution Control
    2.1%    Water
    2.1%    Housing
    0.9%    Airport
    0.7%    Equipment
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.7%
ALABAMA -- 1.0%
   Alabama State, Private Colleges &
     Universities, Tuskegee University
     Project, Ser A, RB, Radian Insured
     Callable 09/01/06 @ 102
        5.700%, 09/01/10                                $   825        $    868
        5.700%, 09/01/11                                    870             915
   Alabama State, Special Care
     Facilities Financing Authority,
     Charity Obligation Group Project,
     Ser A, RB (D)
        5.000%, 11/01/06                                  2,700           2,808
   Alabama State, Water Pollution
     Control Authority, Revolving Fund
     Loan, Ser B, RB, AMBAC
        5.250%, 08/15/10                                  2,000           2,206
   Montgomery, BMC Special Care
     Facilities, Baptist Health Project,
     Ser A-2, RB, MBIA (F)
        4.000%, 11/15/13                                  3,000           2,842
                                                                       --------
                                                                          9,639
                                                                       --------
ALASKA -- 1.2%
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 3, RB, FSA
        6.000%, 07/01/12                                  3,980           4,565
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 4, RB, FSA
        6.000%, 07/01/14                                  2,920           3,403


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Alaska State, Housing Finance
     Authority, General Mortgage
     Project, Ser A, RB, MBIA
        5.100%, 12/01/06                                $ 1,805        $  1,831
   Alaska State, Housing Finance
     Authority, Ser A-1, RB
     Callable 06/01/09 @ 100
        6.000%, 06/01/15                                  1,940           2,023
                                                                       --------
                                                                         11,822
                                                                       --------
ARIZONA -- 3.8%
   Arizona State, School Facilities
     Board, State School Improvements
     Project, RB
        5.500%, 07/01/10                                  3,000           3,341
   Arizona State, Transportation Board,
     Sub-Ser A, RB
        6.000%, 07/01/08                                  6,000           6,596
        5.000%, 07/01/10                                  4,000           4,355
   Maricopa County, Community College
     Project, GO
        5.000%, 07/01/10                                  2,000           2,175
   Mesa, Utility Systems Authority,
     RB, FGIC
        7.125%, 07/01/11                                  7,000           8,508
        6.500%, 07/01/11                                  3,865           4,561
        5.250%, 07/01/17                                  3,000           3,393
   Pima County, Unified School District
     No. 1, GO, FSA
     Callable 07/01/12 @ 100
        4.750%, 07/01/14                                  3,000           3,214
                                                                       --------
                                                                         36,143
                                                                       --------
ARKANSAS -- 0.2%
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser A, RB
     Callable 01/01/11 @ 100 (E)
        4.700%, 07/01/16                                  1,415           1,444
                                                                       --------
CALIFORNIA -- 13.0%
   Anaheim, Public Lease Financing
     Authority, Public Improvements
     Project, Ser C, RB, FSA
        6.000%, 09/01/13                                  2,325           2,747
   California State, Economic
     Development Authority, Ser A, GO
        5.250%, 07/01/12                                  1,500           1,665
        5.250%, 07/01/14                                  3,000           3,345
        5.000%, 07/01/08                                  4,000           4,280
        5.000%, 01/01/09                                  5,000           5,375


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 37

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Economic
     Development Authority, Ser B, GO
        5.000%, 07/01/23                                $ 3,000        $  3,191
        3.500%, 07/01/23                                  3,800           3,862
   California State, GO
        6.600%, 02/01/09                                  1,000           1,127
        5.250%, 02/01/11                                  2,000           2,199
        5.000%, 02/01/12                                  4,000           4,355
        5.000%, 02/01/12                                  9,500          10,343
        5.000%, 10/01/12                                 12,425          13,578
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                  4,000           4,432
   California State, GO Partially
     Pre-Refunded @ 100 (C)
        6.250%, 10/01/05                                    480             481
   California State, GO Partially
     Pre-Refunded @ 101 (C)
        5.250%, 06/01/06                                    840             876
   California State, GO, AMBAC
        6.300%, 09/01/10                                  2,000           2,316
        5.000%, 02/01/14                                  1,000           1,100
   California State, Health Facilities
     Finance Authority, Sisters of
     Providence Project, RB
        5.500%, 10/01/05                                  1,100           1,120
   California State, Housing Finance
     Agency, Home Mortgage Project,
     Ser F, RB, MBIA
     Callable 08/01/08 @ 101
        5.000%, 02/01/11                                  2,000           2,055
   California State, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser C-4-Cl I, RB
     Callable 08/01/07 @ 101.5 (E)
        5.050%, 02/01/17                                    580             580
   California State, Public Works Board,
     Community Colleges Project,
     Ser A, RB
        5.500%, 12/01/10                                  2,475           2,744
   California State, Public Works Board,
     Department of Corrections Project,
     Ser B, RB
        5.250%, 01/01/13                                  2,000           2,195
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
        6.000%, 12/01/10                                  2,955           3,394
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB (D)
        6.000%, 12/01/10                                  2,195           2,540


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Water Department
     Authority, Ser A, RB
        5.500%, 05/01/09                                $ 2,000        $  2,188
   California Statewide, Communities
     Development Authority, Equity
     Residential Project, Ser C, RB (A)
        5.200%, 12/01/29                                  2,750           2,923
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser D, RB (A)
        4.350%, 11/01/36                                  2,450           2,516
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser I, RB (A)
        3.450%, 04/01/35                                  3,000           2,947
   Golden State, Tobacco Securitization
     Project, Ser 2003-A-1, RB
     Callable 06/01/13 @ 100
        5.000%, 06/01/21                                 11,110          11,191
   Kings River, Conservation District,
     Peaking Project, COP
        5.000%, 05/01/12                                  2,300           2,470
   Mojave, Water Agency, Improvement
     District, Morongo Basin Project,
     GO, FGIC
     Callable 09/01/06 @ 102
        5.600%, 09/01/12                                  1,000           1,064
   Northern California, Tobacco
     Securitization Authority, Asset
     Backed Bonds, Ser B, RB
     Callable 06/01/11 @ 100
        4.375%, 06/01/21                                  2,250           2,247
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
        5.800%, 07/01/16                                  1,000           1,062
   Oroville, Hospital Project, Ser A, RB
     Callable 12/01/05 @ 102
        5.500%, 12/01/06                                  1,000           1,039
   Southern California, Metropolitan
     Water District, Ser B, RB
        5.000%, 07/01/14                                  3,800           4,208
   Temecula Valley, Unified School
     District, GO, FSA
        5.250%, 08/01/15                                  2,000           2,260
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
        5.000%, 09/01/08                                  1,585           1,701
   University of California, Ser A,
     RB, AMBAC
        5.000%, 05/15/13                                  5,500           6,078
                                                                       --------
                                                                        123,794
                                                                       --------


--------------------------------------------------------------------------------
38                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COLORADO -- 1.2%
   Colorado State, Department of
     Transportation, RAN, AMBAC
        6.000%, 06/15/10                                $ 3,000        $  3,410
   Colorado State, Department of
     Transportation, Ser B, RAN, MBIA
        5.000%, 06/15/11                                  5,000           5,488
   Colorado State, Healthcare Facilities
     Authority, Catholic Health
     Initiatives Project, Ser A, RB
        5.500%, 12/01/06                                  1,000           1,042
        5.500%, 12/01/07                                  1,000           1,069
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 11/01/07 @ 105
        6.750%, 05/01/17                                    135             141
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Sub-Ser C, RB
     Callable 08/01/11 @ 102
        4.875%, 08/01/13                                    545             559
                                                                       --------
                                                                         11,709
                                                                       --------
CONNECTICUT -- 0.3%
   Connecticut State, Health &
     Educational Facilities Authority,
     Hotchkiss School, Ser A, RB (A)
        1.820%, 07/01/30                                  2,000           2,000
   Connecticut State, Special Tax
     Obligation, Ser B, RB
        6.125%, 09/01/12                                  1,100           1,270
                                                                       --------
                                                                          3,270
                                                                       --------
DISTRICT OF COLUMBIA -- 1.0%
   District of Columbia, Convention
     Center Project, Senior Lien, RB,
     AMBAC
        5.250%, 10/01/12                                  3,000           3,228
   District of Columbia, Ser A-1, GO,
     MBIA
        6.500%, 06/01/09                                  1,085           1,231
   District of Columbia, Ser B, GO, MBIA
        6.000%, 06/01/11                                  4,420           5,051
                                                                       --------
                                                                          9,510
                                                                       --------
FLORIDA -- 3.4%
   Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08                                  1,470           1,702
   Florida State, Department of General
     Services, Facilities Pool, Ser A,
     RB, FSA
        5.250%, 09/01/11                                  5,000           5,538


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Florida State, Division of Finance
     Board, Environmental Protection
     Project, RB, FSA
        6.000%, 07/01/13                                $ 3,490        $  4,088
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
        5.750%, 01/01/17                                    270             271
   Florida State, St. Johns River
     Project, Issue No. 2, 17th Ser, RB
        5.250%, 10/01/09                                  3,000           3,270
   Greater Orlando, Aviation Authority,
     RB, FGIC
        5.000%, 10/01/07                                  1,185           1,246
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport Project, Ser A, RB, FSA
        5.500%, 10/01/09                                  4,820           5,308
   Key West, Electric Utilities Board,
     RB, AMBAC
        6.000%, 10/01/11                                  5,990           6,905
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08                                  3,300           3,640
                                                                       --------
                                                                         31,968
                                                                       --------
GEORGIA -- 3.7%
   Atlanta, Water & Wastewater
     Authority, RB, FSA
        5.250%, 11/01/14                                  2,000           2,252
   Georgia State, Municipal Electric
     Power Authority, RB, MBIA
        6.500%, 01/01/12                                  3,235           3,710
   Georgia State, Municipal Electric
     Power Authority, Ser DD, RB, AMBAC
        7.000%, 01/01/08                                  4,500           4,996
   Georgia State, Ser C, GO
        6.250%, 08/01/13                                  4,000           4,778
        6.000%, 07/01/10                                  2,610           2,979
   Georgia State, Ser D, GO
        6.700%, 08/01/10                                  3,600           4,231
        6.300%, 11/01/09                                  4,100           4,682
   Metropolitan Atlanta, Rapid Transit
     Authority, Ser E, RB (D)
        7.000%, 07/01/11                                  4,000           4,690
   Savannah, Hospital Authority, St
     Joseph's Health Systems Project,
     Ser B, RB, FSA
     Callable 01/01/09 @ 101
        5.250%, 07/01/09                                  2,625           2,840
                                                                       --------
                                                                         35,158
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 39

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
HAWAII -- 0.6%
   Hawaii State, Ser CZ, GO, FSA
     Pre-Refunded @ 100 (C)
        5.250%, 07/01/12                                $ 5,000        $  5,600
                                                                       --------
IDAHO -- 0.5%
   Idaho State, Healthcare Facilities
     Authority, St. Lukes Medical Center
     Project, RB, FSA (A)
        1.790%, 07/01/30                                  4,000           4,000
   Idaho State, Housing & Finance
     Association, Single-Family Mortgage
     Project, Ser C, RB
     Callable 01/01/11 @ 100
        5.600%, 01/01/21                                    425             442
                                                                       --------
                                                                          4,442
                                                                       --------
ILLINOIS -- 5.3%
   Chicago, Board of Education, School
     Reform Project, Ser A, GO, FGIC
        5.250%, 12/01/17                                  2,330           2,627
   Chicago, Metropolitan Water
     Reclamation District, GO
        6.500%, 12/01/07                                  2,250           2,472
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital Improvements
     Project, GO
        6.900%, 01/01/07                                  3,500           3,694
   Chicago, Public Building Commerce
     Building, Chicago Transit
     Authority, RB, AMBAC
        5.000%, 03/01/13                                  2,000           2,190
   Chicago, Ser A-2, GO, AMBAC
        6.125%, 01/01/12                                  5,000           5,797
   Chicago, Tax Increment Allocation,
     Ser A, TA, AMBAC (F)
        4.150%, 12/01/07                                  6,970           6,397
   Cook County, GO, MBIA (D)
        7.250%, 11/01/07                                  2,000           2,088
   Illinois State, Development Financing
     Authority, Community Rehabilitation
     Providers Project, Ser A, RB
        5.700%, 07/01/07                                  1,290           1,338
        5.600%, 07/01/05                                  2,235           2,243
   Illinois State, Development Financing
     Authority, Student Housing Project,
     Ser A, RB
        5.000%, 06/01/11                                  1,040           1,088
   Illinois State, Educational
     Facilities Authority, Loyola
     University Project, Ser A, RB (D)
        7.000%, 07/01/07                                  4,585           4,918


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Health Facilities
     Authority, Centegra Health Systems
     Project, RB
        5.500%, 09/01/06                                $ 2,375        $  2,444
   Illinois State, Health Facilities
     Authority, Condell Medical Center
     Project, RB
        6.000%, 05/15/10                                  1,250           1,337
   Illinois State, Health Facilities
     Authority, Decatur Memorial
     Hospital Project, RB
        5.500%, 10/01/10                                  1,050           1,142
        5.500%, 10/01/11                                  1,150           1,254
   Illinois State, Metropolitan Pier &
     Exposition, McCormick Project,
     Ser A, RB, MBIA (F)
        4.087%, 12/15/16                                  2,330           1,381
   Lake County, Forest Preservation
     District, GO (F)
        2.600%, 12/01/07                                  4,000           3,665
   University of Illinois, Auxiliary
     Facilities System, Ser A, RB, AMBAC
        5.500%, 04/01/14                                  2,000           2,272
   University of Illinois, Auxiliary
     Facilities System, Ser B, RB, FGIC
        5.500%, 04/01/15                                  1,635           1,860
                                                                       --------
                                                                         50,207
                                                                       --------
INDIANA -- 2.3%
   Hammond, Multi-School Building
     Authority, First Mortgage Project,
     RB, MBIA (D)
        6.000%, 01/15/06                                    895             923
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Sub Credit Project,
     Ser A, RB
        5.000%, 04/01/11                                  4,900           5,243
   Indiana State, Health Facilities
     Financing Authority, Clarian Health
     Hospital Project, Ser B, RB (A)
        1.850%, 03/01/30                                  5,000           5,000
   Indiana State, Housing Finance
     Authority, Ser A, RB (E)
        6.600%, 07/01/05                                    185             186
   Indiana State, Office Building
     Commission, State Office Building
     II Facilities Project, Ser D, RB
        6.900%, 07/01/11                                  5,650           6,453
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA
     Callable 10/01/11 @ 101
        5.500%, 10/01/12                                  2,860           3,205


--------------------------------------------------------------------------------
40                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Purdue University, Student Fee
     Project, Ser T, RB (A)
        1.920%, 07/01/27                                $ 1,200        $  1,200
                                                                       --------
                                                                         22,210
                                                                       --------
KANSAS -- 1.2%
   Kansas State, Department of
     Transportation Highway Authority,
     Ser B-1, RB (A)
        1.790%, 09/01/20                                  2,300           2,300
   Kansas State, Department of
     Transportation Highway Authority,
     Ser B-2, RB (A)
        1.790%, 09/01/20                                    600             600
   Wyandotte County, Unified Government
     Authority, Ser 2004, RB, AMBAC
     Callable 09/01/14 @ 105
        5.650%, 09/01/15                                  7,245           8,413
                                                                       --------
                                                                         11,313
                                                                       --------
LOUISIANA -- 1.0%
   De Soto Parish, Pollution Control
     Authority, International Paper
     Projects, Ser A, RB
        5.000%, 10/01/12                                  2,600           2,746
   Jefferson Parish, Hospital Service
     Authority, District No. 2, RB, FGIC
     Callable 12/1/05 @ 100
        5.250%, 12/01/15                                  5,450           5,567
   Louisiana State, Housing Finance
     Authority, Single-Family Mortgage
     Housing Project, Ser A-1, RB
     Callable 12/01/07 @ 104 (E)
        6.650%, 06/01/15                                    860             899
                                                                       --------
                                                                          9,212
                                                                       --------
MAINE -- 0.1%
   Maine State, Housing Authority,
     Mortgage Purchase Project,
     Ser D-1, RB
        4.850%, 11/15/06                                  1,000           1,029
                                                                       --------
MASSACHUSETTS -- 5.0%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.500%, 03/01/12                                  3,300           3,645
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/19                                  5,000           5,506
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
        5.250%, 07/01/13                                  1,500           1,675


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Construction
     Loan, Ser A, RB
        5.250%, 08/01/13                                $ 3,000        $  3,341
   Massachusetts State, Construction
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (C)
        5.500%, 03/01/12                                  4,000           4,500
   Massachusetts State, Construction
     Loan, Ser C, GO, AMBAC
        5.000%, 08/01/10                                  4,810           5,237
   Massachusetts State, Construction
     Loan, Ser C, RB, AMBAC (D)
        5.000%, 08/01/10                                    190             208
   Massachusetts State, Construction
     Loan, Ser E, GO, FSA
     Pre-Refunded @ 100 (C)
        5.250%, 01/01/13                                  3,075           3,413
   Massachusetts State, Development
     Finance Agency, Biomedical Research
     Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                  1,000           1,102
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital Project,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
        5.250%, 06/01/11                                  1,585           1,688
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing
     Project, Ser 44, RB
     Callable 06/01/05 @ 102
        5.900%, 12/01/13                                    265             268
   Massachusetts State, Municipal
     Wholesale Electric Project No. 6-A,
     RB, MBIA
        5.500%, 07/01/09                                  4,000           4,376
   Massachusetts State, Ser A, GO, MBIA
        5.500%, 02/01/08                                  3,000           3,225
   Massachusetts State, Ser C, GO, FSA
        5.500%, 12/01/17                                  3,000           3,457
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                  1,500           1,736
   Massachusetts State, Water Resources
     Authority, Ser B, RB, FGIC (A)
        1.840%, 08/01/31                                  2,000           2,000
   Massachusetts State, Water Resources
     Authority, Ser D, RB, MBIA
        5.500%, 08/01/10                                  2,000           2,225
                                                                       --------
                                                                         47,602
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 41

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MICHIGAN -- 3.1%
   Detroit, Convention Facilities, Cobo
     Hall Project, RB, MBIA
        5.000%, 09/30/12                                $ 2,000        $  2,195
   Grand Haven, Electric Authority,
     RB, MBIA
        5.500%, 07/01/16                                  6,960           8,020
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
        6.250%, 12/13/07                                  2,000           2,186
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser A, RB
        5.250%, 01/15/07                                  1,975           2,049
   Michigan State University, Ser A,
     RB (A)
        1.840%, 08/15/30                                  2,000           2,000
   Michigan State, Environmental
     Protection Program, GO
        6.250%, 11/01/12                                  3,000           3,457
   Michigan State, Underground Storage
     Project, Ser I, RB, AMBAC
     Callable 05/01/06 @ 101
        6.000%, 05/01/07                                  3,600           3,786
   University of Michigan, Hospital
     Project, RB
        5.000%, 12/01/07                                  5,450           5,788
                                                                       --------
                                                                         29,481
                                                                       --------
MISSISSIPPI -- 0.1%
   Mississippi State, Hospital Equipment
     & Facilities Authority, Rush
     Medical Foundation Project,
     Ser A, RB
        5.400%, 01/01/07                                    420             435
   Mississippi State, Single-Family
     Housing Authority, Ser D, Cl 6,
     RB (A) (E)
        6.650%, 07/01/12                                    445             474
                                                                       --------
                                                                            909
                                                                       --------
MISSOURI -- 0.2%
   Missouri State, Health & Educational
     Facilities Authority, Washington
     University Project, Ser B, RB (A)
        1.790%, 03/01/40                                  2,100           2,100
                                                                       --------
NEW JERSEY -- 4.1%
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB (A)
        6.850%, 12/01/29                                  2,000           2,250


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
        5.500%, 09/01/15                                $ 3,110        $  3,522
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Capital Improvements
     Project, Ser B, RB
        5.750%, 09/01/10                                  4,220           4,745
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
        5.000%, 06/15/11                                  4,000           4,305
        5.000%, 06/15/14                                  2,500           2,703
   New Jersey State, Transportation
     Authority, Federal Transportation
     Administration Grants, Ser B, COP,
     AMBAC
        5.500%, 09/15/12                                  4,000           4,458
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project, Ser
     A, RB, AMBAC
        5.500%, 12/15/13                                  5,000           5,694
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project, Ser
     A, RB, MBIA
        5.250%, 12/15/14                                  2,000           2,245
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project, Ser
     B, RB, FGIC
        5.250%, 12/15/14                                  2,000           2,245
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project, Ser
     B, RB, MBIA
        6.500%, 06/15/11                                  4,000           4,705
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project, Ser
     C, RB, FSA
        5.750%, 12/15/12                                  1,500           1,716
                                                                       --------
                                                                         38,588
                                                                       --------
NEW MEXICO -- 0.5%
   Jicarilla, Apache Nation Reservation
     Project, Ser A, RB
        5.000%, 09/01/11                                  1,000           1,052
        5.000%, 09/01/13                                  3,200           3,408
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser C-3, RB
     Callable 01/01/07 @ 102 (E)
        5.950%, 07/01/28                                    490             509
                                                                       --------
                                                                          4,969
                                                                       --------


--------------------------------------------------------------------------------
42                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEW YORK -- 17.7%
   Dutchess County, Industrial
     Development Authority,
     IBM Project, RB
     Callable 12/01/09 @ 100
        5.450%, 12/01/29                                $ 5,500        $  5,982
   Long Island, Power Authority, New
     York Electric Systems Project,
     Ser A, RB, AMBAC
        6.000%, 12/01/07                                  6,000           6,510
   Nassau County, Tobacco Authority
     Asset Backed Project, Ser A, RB
     Callable 07/15/09 @ 101
        5.600%, 07/15/14                                  2,835           2,871
   New York City, Municipal Assistance
     Authority, Ser I, RB
     Callable 07/01/07 @ 102
        6.250%, 07/01/08                                  2,000           2,204
   New York City, Ser B, GO
        7.250%, 08/15/07                                  4,000           4,418
        5.500%, 08/01/11                                  2,000           2,218
        5.500%, 08/01/12                                  5,000           5,565
        5.250%, 08/01/11                                  2,000           2,190
        5.250%, 08/01/12                                  4,975           5,460
   New York City, Ser C, GO
        5.250%, 08/01/09                                  2,665           2,886
        5.000%, 08/01/07                                  7,000           7,346
   New York City, Ser D, GO, MBIA
        5.500%, 08/01/09                                  5,000           5,480
   New York City, Ser G, GO
        5.500%, 08/01/09                                  5,000           5,465
        5.000%, 08/01/11                                  2,000           2,162
   New York City, Ser I, GO
        5.000%, 08/01/13                                  2,000           2,160
   New York City, Ser I, GO, AMBAC
        5.750%, 03/15/07                                    520             544
   New York City, Ser I, GO, AMBAC
     Pre-Refunded @ 101 (C)
        5.750%, 03/15/06                                    480             504
   New York City, Ser J, GO
        5.000%, 03/01/12                                  1,000           1,080
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
        6.125%, 08/01/11                                  1,090           1,175
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser A, RB (A)
        5.500%, 11/01/26                                  3,000           3,320
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB
        5.500%, 02/01/09                                    940           1,026


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEW YORK -- 17.7%
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB (D)
        5.500%, 02/01/09                                $   150        $    165
   New York State, Dormitory Authority,
     City University Construction
     Project, Ser A, RB
        5.000%, 07/01/07                                  4,000           4,191
   New York State, Dormitory Authority,
     Department of Health Project, RB
        5.250%, 07/01/10                                  3,040           3,325
   New York State, Dormitory Authority,
     New York Methodist Hospital
     Project, RB
        5.250%, 07/01/12                                  1,575           1,721
        5.250%, 07/01/13                                  1,760           1,925
        5.250%, 07/01/14                                  1,855           2,029
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                    295             302
   New York State, Dormitory Authority,
     Ser B, RB (A)
        5.250%, 07/01/32                                  4,275           4,704
   New York State, Dormitory
     Authority, Ser B, RB
     Callable 05/15/12 @ 100 (A)
        5.250%, 11/15/23                                 15,600          17,043
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
        6.000%, 05/15/15                                  4,000           4,550
   New York State, Dormitory Authority,
     State University Educational
     Facilities, Ser A, RB, MBIA
        5.500%, 05/15/13                                  8,125           9,222
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
        5.750%, 06/15/12                                    190             219
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, RB, MBIA
        6.000%, 06/15/12                                  3,250           3,765
   New York State, Environmental
     Facilities Authority, Ser A, RB
        5.000%, 03/15/12                                  2,000           2,182
   New York State, Medical Care
     Facilities Finance Agency, St
     Luke' s Hospital Project, Ser A,
     RB (B)
        5.600%, 08/15/13                                    920             956


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 43

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Mortgage Agency,
     Homeowner Mortgage Project, Ser 87,
     RB Callable 09/01/09 @ 100
        5.150%, 04/01/17                                $ 1,845        $  1,865
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 06/01/06 @ 100
        5.250%, 06/01/12                                  1,525           1,571
   New York State, Tobacco Settlement
     Financing, Ser C-1, RB
     Callable 06/01/05 @ 100
        5.500%, 06/01/09                                  6,050           6,096
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
        6.500%, 01/01/10                                  4,135           4,769
   New York State, Urban Development,
     Ser A, RB
        5.250%, 01/01/21                                  2,750           2,946
        5.000%, 01/01/17                                  1,175           1,272
   New York State, Urban Development,
     Ser A, RB, MBIA
        5.250%, 01/01/11                                 18,000          19,935
   Tsasc, Inc., New York TFABS,
     Ser 1, RB
     Callable 07/15/09 @ 101
        5.750%, 07/15/15                                  2,520           2,692
                                                                       --------
                                                                        168,011
                                                                       --------
NORTH CAROLINA -- 2.3%
   Charlotte, Convention Facilities
     Project, Ser A, COP
        5.000%, 08/01/11                                  2,000           2,185
        5.000%, 08/01/13                                  7,300           7,975
   North Carolina State, Municipal Power
     Agency, RB, MBIA
        7.250%, 01/01/07                                  2,000           2,161
   North Carolina State, Municipal Power
     Agency, Ser A, RB, MBIA
        5.750%, 01/01/09                                  6,850           7,547
   University of North Carolina, Chapel
     Hill Hospital Project, Ser A,
     RB (A)
        1.790%, 02/15/31                                  1,550           1,550
                                                                       --------
                                                                         21,418
                                                                       --------
OHIO -- 0.9%
   Erie County, Hospital Facilities
     Authority, Firelands Regional
     Medical Center, Ser A, RB
        5.500%, 08/15/10                                  1,000           1,069


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lakewood, Hospital Improvements
     Authority, Lakewood Hospital
     Association Project, RB
        5.500%, 02/15/13                                $ 2,500        $  2,735
   Ohio State, Common Schools, Capital
     Facilities Project, Ser B, GO
        5.500%, 09/15/13                                  2,500           2,850
   Ohio State, GO
        6.100%, 08/01/12                                  2,000           2,341
                                                                       --------
                                                                          8,995
                                                                       --------
OKLAHOMA -- 0.1%
   Oklahoma State, Industrial
     Development Authority, Integris
     Baptist Health Systems Project,
     RB, AMBAC
        5.250%, 08/15/06                                  1,255           1,301
                                                                       --------
OREGON -- 0.2%
   Cow Creek, Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
        5.100%, 07/01/12                                  1,900           1,941
                                                                       --------
PENNSYLVANIA -- 3.7%
   Delaware Valley, Regional Finance
     Authority, RB
        5.750%, 07/01/17                                  3,000           3,428
        5.500%, 07/01/12                                  5,925           6,540
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, Ser A, RB
     Callable 03/15/15 @ 100
        4.750%, 03/15/20                                  2,500           2,478
   Montgomery County, Higher Education &
     Health Authority, Abington Memorial
     Hospital Project, Ser A, RB, AMBAC
        5.000%, 06/01/08                                  1,000           1,064
   New Castle Area, Hospital Authority,
     Jameson Memorial Hospital, RB, MBIA
        5.500%, 07/01/08                                  1,605           1,735
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation, Ser A,
     RB, MBIA
        5.500%, 11/15/08                                  1,000           1,066
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Systems
     Project, Ser A, RB, AMBAC
        5.000%, 08/15/14                                  2,000           2,180


--------------------------------------------------------------------------------
44                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg
     College Project, Ser J4, RB (A) (B)
        3.300%, 05/01/32                                $ 3,600        $  3,559
   Pennsylvania State, Housing Finance
     Agency, Single-Family
     Mortgage Project, RB
     Callable 10/01/06 @ 102 (E)
        5.300%, 10/01/07                                  1,000           1,031
   Pennsylvania State, Industrial
     Development Authority, RB, AMBAC
        7.000%, 07/01/07                                  1,000           1,094
   Philadelphia, School District, Ser B,
     GO, FGIC
        5.500%, 08/01/09                                  4,400           4,845
   Sayre, Healthcare Facilities, Guthrie
     Health Project, Ser A, RB
        6.000%, 12/01/11                                  3,420           3,770
   Scranton-Lackawanna, Health & Welfare
     Authority, Community Medical Center
     Project, RB, MBIA
        5.500%, 07/01/07                                  2,585           2,741
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (D)
        9.125%, 07/01/10                                     95             107
                                                                       --------
                                                                         35,638
                                                                       --------
RHODE ISLAND -- 0.5%
   Rhode Island State, Economic
     Development Authority, Ser A, GAN
        5.000%, 06/15/08                                  3,655           3,893
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity
     Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
        4.950%, 10/01/16                                    835             847
                                                                       --------
                                                                          4,740
                                                                       --------
SOUTH CAROLINA -- 1.9%
   Piedmont, Municipal Power Agency,
     South Carolina Electric, Ser A, RB,
     FGIC
        6.500%, 01/01/16                                    800             984
   Piedmont, Municipal Power Agency,
     South Carolina Electric, Ser A, RB,
     FGIC (D)
        6.500%, 01/01/16                                  1,020           1,269
   Richland County, International Paper
     Projects, Ser A, RB
        4.250%, 10/01/07                                  5,150           5,279


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project, RB
     Pre-Refunded @ 101 (C)
        5.625%, 07/01/09                                $ 2,885        $  3,210
   South Carolina State, Housing
     Authority, Homeownership Mortgage
     Project, Ser A, RB
     Callable 07/01/05 @ 102
        6.375%, 07/01/16                                    320             325
   South Carolina State, Transportation
     Infrastructure Authority, Ser A,
     RB, AMBAC
        5.000%, 10/01/11                                  1,665           1,830
   South Carolina State, Transportation
     Infrastructure Bank, Ser B,
     RB, AMBAC
        5.250%, 10/01/15                                  3,795           4,307
   Spartanburg County, School
     District No. 5, COP, MBIA
     Pre-Refunded @ 102 (C)
        5.400%, 07/01/05                                  1,000           1,031
                                                                       --------
                                                                         18,235
                                                                       --------
SOUTH DAKOTA -- 0.2%
   South Dakota State, Health &
     Educational Facilities Authority,
     McKennan Hospital Project, RB, MBIA
        6.000%, 07/01/08                                  1,025           1,121
   South Dakota State, Health &
     Educational Facilities Authority,
     Prairie Healthcare Project, RB, ACA
     Insured
        5.200%, 04/01/08                                    850             890
                                                                       --------
                                                                          2,011
                                                                       --------
TENNESSEE -- 2.1%
   Hendersonville, Industrial
     Development Authority, Ashford
     83 Association Project, RB
     Callable 12/15/06 @ 102
        5.950%, 12/15/08                                    720             746
   Memphis, General Improvements, GO
        5.250%, 11/01/13                                  2,000           2,237
   Metropolitan Government Nashville &
     Davidson Counties, Cab Converter,
     RB, FGIC
        7.700%, 01/01/12                                  5,000           6,004
   Metropolitan Nashville, Airport
     Authority, Improvements Project,
     Ser A, RB
        6.600%, 07/01/08                                  2,000           2,229


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 45

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Shelby County, Health & Educational
     Facilities Authority, Baptist
     Memorial Healthcare, Ser A, RB (A)
        5.000%, 09/01/20                                $ 8,200        $  8,621
                                                                       --------
                                                                         19,837
                                                                       --------
TEXAS -- 9.3%
   Austin, Utility Systems, RB, AMBAC
        6.750%, 11/15/12                                 10,090          12,195
   Birdville, Independent School
     District, GO
        5.000%, 02/15/10                                  2,300           2,490
   Carrollton, Farmers Branch
     Independent School District, GO
        5.500%, 02/15/11                                  3,905           4,354
   Carrollton, Farmers Branch
     Independent School District, GO
     Callable 02/15/09 @ 100
        5.750%, 02/15/10                                  1,605           1,763
   Cypress-Fairbanks, Independent School
     District, GO
        6.750%, 02/15/08                                  1,000           1,111
   Deer Park, Independent School District, GO
        6.000%, 02/15/08                                  2,000           2,179
   Harris County, GO (D)
        6.000%, 12/15/11                                  3,895           4,513
   Harris County, Health Facilities
     Development Authority, Christus
     Health Project, Ser A, RB, MBIA
        5.375%, 07/01/08                                  3,845           4,109
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A,
     RB, MBIA
        6.000%, 06/01/09                                  1,825           2,029
   Harris County, Toll Road Authority,
     Ser B-2, RB, FGIC (A)
        5.000%, 08/15/21                                  5,000           5,355
   Harris County, Toll Road Authority,
     Sub Lien, RB, FGIC
        6.000%, 08/01/12                                  6,000           6,955
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project, Ser B, RB,
     AMBAC
        5.500%, 09/01/09                                  2,500           2,753
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project, Ser B, RB,
     AMBAC (F)
        5.210%, 09/01/15                                  5,500           3,501


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Houston, Ser C, GO
        7.000%, 03/01/08                                $ 3,660        $  3,954
   Houston, Ser C, GO
     Pre-Refunded @ 100 (C)
        7.000%, 03/01/06                                    340             356
   Northside, Independent School
     District, GO
        5.000%, 06/15/13                                  2,270           2,483
   Northside, Independent School
     District, Ser A, GO
        5.000%, 02/15/12                                  2,170           2,371
   Plano, Independent School District, GO
        5.000%, 02/15/09                                  4,000           4,295
   San Antonio, Electric & Gas
     Authority, RB
        5.250%, 02/01/13                                  5,000           5,563
   San Antonio, Electric & Gas
     Authority, Ser 2000, RB (D)
        5.750%, 02/01/11                                  1,540           1,746
   San Antonio, Water Authority, RB
        6.250%, 05/15/08                                  1,000           1,098
   Southwest, Higher Education
     Authority, Southern Methodist
     University Project, RB, AMBAC
        5.250%, 10/01/10                                  2,350           2,582
   Spring Branch, Independent School
     District, Ser A, GO
        5.000%, 02/01/09                                  2,650           2,845
   Tarrant, Regional Water District
     Authority, RB, FSA
        5.000%, 03/01/11                                  2,000           2,188
   Texas State, Municipal Power Agency,
     RB, MBIA (D) (F)
        4.080%, 09/01/16                                     15               9
   Texas State, Municipal Power Agency,
     RB, MBIA (F)
        4.080%, 09/01/16                                  5,985           3,621
   University of Texas, Financing
     Systems, Ser A, RB
        5.250%, 08/15/11                                  1,750           1,938
                                                                       --------
                                                                         88,356
                                                                       --------
UTAH -- 0.8%
   Salt Lake County, Hospital Authority,
     IHC Health Services Project,
     RB, AMBAC
        5.500%, 05/15/09                                  1,000           1,093
   Utah State, Intermountain Power
     Agency Power Supply, Ser A,
     RB, MBIA
        6.000%, 07/01/08                                  6,000           6,580
                                                                       --------
                                                                          7,673
                                                                       --------


--------------------------------------------------------------------------------
46                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VIRGINIA -- 1.1%
   Charles City County, Industrial
     Development Authority, Waste
     Management Project, RB
        4.875%, 02/01/09                                $ 5,250        $  5,433
   Virginia Commonwealth, Transportation
     Board, Federal Highway Project, RB
        5.000%, 10/01/09                                  5,000           5,419
                                                                       --------
                                                                         10,852
                                                                       --------
WASHINGTON -- 1.8%
   Clark County, Public Utility District
     Authority, RB, AMBAC
        5.500%, 01/01/11                                  3,000           3,345
   Clark County, Public Utility District
     Authority, RB, FSA
     Callable 01/01/10 @ 100
        5.625%, 01/01/11                                  1,500           1,651
   Washington State, Public Power Supply
     Systems Authority, Nuclear Project
     No. 2, Ser A, RB
        6.000%, 07/01/07                                  3,850           4,119
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB
        7.250%, 07/01/09                                    120             133
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB (D)
        7.250%, 07/01/09                                  1,965           2,189
   Washington State, Ser B & Ser AT-7, GO
        6.250%, 06/01/10                                  4,550           5,208
                                                                       --------
                                                                         16,645
                                                                       --------
WYOMING -- 0.2%
   Teton County, Hospital Authority,
     RB, ACA Insured
     Callable 12/01/08 @ 101
        5.800%, 12/01/17                                  1,950           2,059
                                                                       --------
PUERTO RICO -- 4.1%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB
        5.500%, 07/01/16                                  3,000           3,435
   Puerto Rico Commonwealth, Highway &
     Transportation Authority,
     Ser AA, RB
        5.000%, 07/01/07                                  4,340           4,546


--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VIRGINIA -- 1.1%
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB (A)
        5.000%, 07/01/28                                $ 2,500        $  2,672
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB (A) (B)
        5.750%, 08/01/27                                 17,100          19,032
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
        6.000%, 07/01/13                                  5,000           5,424
        5.000%, 07/01/18                                  3,500           3,698
                                                                       --------
                                                                         38,807
                                                                       --------
Total Municipal Bonds
   (Cost $927,225) ($ Thousands)                                        948,638
                                                                       --------

TAX EXEMPT CORPORATE BOND -- 0.6%
COLORADO -- 0.6%
   San Manuel Entertainment
        4.500%, 12/01/16                                  6,000           5,989
                                                                       --------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            5,989
                                                                       --------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                                50,142              50
                                                                       --------
Total Cash Equivalent
   (Cost $50) ($ Thousands)                                                  50
                                                                       --------
Total Investments -- 100.3%
   (Cost $933,231) ($ Thousands)                                        954,677
                                                                       --------

OTHER ASSETS AND LIABILITIES -- (0.3)%
Payable for Investments Purchased                                       (12,275)
Payable for Fund Shares Redeemed                                         (1,504)
Income Distributions Payable                                               (215)
Investment Advisory Fees Payable                                           (241)
Administration Fees Payable                                                (173)
Shareholder Servicing Fees Payable                                          (69)
Trustees' Fees Payable                                                       (7)
Other Assets and Liabilities, Net                                        11,560
                                                                       --------
Total Other Assets and Liabilities                                       (2,924)
                                                                       --------
Net Assets -- 100.0%                                                   $951,753
                                                                       ========


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 47

STATEMENT OF NET ASSETS (Unaudited)


Intermediate-Term Municipal Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $929,694
Undistributed net investment income                                          33
Accumulated net realized gain on investments                                580
Net unrealized appreciation on investments                               21,446
                                                                       --------
Net Assets                                                             $951,753
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($951,752,741 / 86,758,903 shares)                                    $10.97
                                                                       ========

+   See note 3 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Securities are collateralized under an agreement from FHA, FNMA, GNMA.
(F) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TFABS -- Tobacco Flexible Amortization Bonds


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
48                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

Short Duration Municipal Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   34.5%    Education
   17.7%    General Obligations
   11.7%    General Revenue
    7.3%    Public Facilities
    5.6%    Healthcare
    4.5%    Utilities
    3.9%    Industrial Development
    3.6%    Housing
    3.4%    Power
    3.0%    Water
    2.5%    Transportation
    1.1%    Board Bank Revenue
    0.6%    Pollution Control
    0.5%    Airport
    0.1%    Nursing Homes
    0.0%    Short Term Investment
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.8%
ALABAMA -- 3.0%
   Oxford, Sewer Warrants, RB, AMBAC
     Pre-Refunded @ 102 (C)
        5.750%, 09/01/06                                 $2,500         $ 2,672
                                                                        -------
ALASKA -- 0.2%
   Anchorage, Ser A, GO, MBIA
        4.000%, 06/01/05                                    200             201
                                                                        -------
ARIZONA -- 2.2%
   Arizona State, School Facilities
     Board, Ser B, COP, FSA
        5.000%, 09/01/06                                  1,250           1,295
   Arizona State, Transportation Board,
     Maricopa County Regional Area Road
     Project, RB
        5.000%, 07/01/05                                    175             177
   Maricopa County, Sun City Hospital
     Authority, Ser A, RB (D)
        7.875%, 01/01/07                                    475             506
                                                                        -------
                                                                          1,978
                                                                        -------
CALIFORNIA -- 1.4%
   California State, Economic
     Development Authority, Ser A, GO
        3.000%, 07/01/06                                    750             755
   California State, Public Works Board,
     Department of Corrections Project,
     Ser A, RB, AMBAC
     Pre-Refunded @ 102 (C)
        5.800%, 01/01/06                                    200             210


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Riverside-San Bernardino, Housing
     Authority, Ser A, RB (A)
        1.850%, 07/01/06                                 $  300         $   300
                                                                        -------
                                                                          1,265
                                                                        -------
COLORADO -- 2.2%
   Bowles, Metropolitan District, GO
     Pre-Refunded @ 102 (C)
        7.750%, 12/01/05                                    500             530
   Colorado State, Single-Family Housing
     Authority, Cl AI-5, RB (A)
        1.750%, 08/01/05                                  1,000             997
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (E)
        1.930%, 04/01/10                                    450             450
                                                                        -------
                                                                          1,977
                                                                        -------
DELAWARE -- 0.5%
   University of Delaware, University
     Revenue Authority, RB (A)
        1.860%, 11/01/23                                    400             400
                                                                        -------
FLORIDA -- 2.8%
   Florida State, Board of Education,
     Public Education Project, Ser J, GO
        4.000%, 06/01/06                                    200             204
   Jacksonville, Electric Authority, St.
     Johns River Issue, RB
     Callable 04/01/06 @ 101
        5.500%, 10/01/06                                    200             208
   Tampa, Guaranteed Entitlement,
     RB, AMBAC
        6.000%, 10/01/06                                  1,945           2,049
                                                                        -------
                                                                          2,461
                                                                        -------
GEORGIA -- 2.5%
   Fulton County, Industrial Development
     Authority, Holy Innocents School
     Project, RB (A) (B)
        1.870%, 02/01/18                                    700             700
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A) (E)
        1.870%, 06/01/23                                    500             500
   Macon-Bibb County, Hospital Authority,
     Medical Center of Central Georgia
     Project, RB (A) (B)
        1.870%, 07/01/28                                  1,000           1,000
                                                                        -------
                                                                          2,200
                                                                        -------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 49

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ILLINOIS -- 5.7%
   Illinois State, 1st Ser, GO
        5.500%, 08/01/07                                 $  200         $   213
   Illinois State, Development Financing
     Authority, Palos Community Hospital
     Project, RB
        1.900%, 11/15/11                                  1,100           1,100
   Illinois State, Metropolitan Pier &
     Exposition Authority, McCormick
     Place Expansion Project, Ser A, RB
        5.000%, 06/15/06                                    500             515
   Lombard County, Installment Contract
     Certificates, GO, MBIA
        4.750%, 07/01/07                                    200             209
   Rockford, School District No. 205, GO,
     FGIC
        3.750%, 02/01/06                                  1,000           1,012
   Winnebago & Boone Counties, School
     District No. 205, TAN
        3.160%, 09/29/05                                  2,000           2,005
                                                                        -------
                                                                          5,054
                                                                        -------
INDIANA -- 14.3%
   Avon, Community School, TAW
        3.000%, 06/30/05                                  1,778           1,782
   Carmel, High School Building,
     First Mortgage Project, RB, MBIA
        3.250%, 01/15/06                                  1,465           1,476
   Goshen, Community Schools, TAW
        3.000%, 12/30/05                                    795             797
   Hamilton, Southeastern Consolidated
     School Building, First Mortgage,
     RB, FSA
        3.000%, 01/15/07                                  1,060           1,067
   Indiana Bond Bank, Advanced
     Funding Program Notes Project,
     Ser A, RB
        3.250%, 01/26/06                                  1,000           1,007
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project, Ser A,
     RB (A) (B)
        1.850%, 12/01/29                                    100             100
   Indianapolis, Industrial Development
     Authority, Joint & Clutch Service
     Project, RB (A) (B)
        2.590%, 12/01/14                                  1,000           1,000
   Purdue University, Student Fee Project,
     Ser O, RB
        3.650%, 07/01/06                                  1,540           1,560


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Tippecanoe County, School District,
     GO, MBIA
        2.000%, 07/01/06                                 $  800         $   791
   Zionsville County, BAN
     Callable 07/01/05 @ 100
        3.300%, 01/01/07                                  1,000           1,000
   Zionsville County, School District, BAN
     Callable 04/08/05 @ 100
        1.900%, 07/01/05                                  2,150           2,145
                                                                        -------
                                                                         12,725
                                                                        -------
IOWA -- 0.8%
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B)
        1.850%, 10/01/24                                    100             100
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Wartburg Project, RB (A) (B)
        1.850%, 03/01/30                                    300             300
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Drake University Project, RB (A) (B)
        1.850%, 07/01/31                                    300             300
                                                                        -------
                                                                            700
                                                                        -------
KANSAS -- 2.2%
   Salina, Center Mall Project,
     RB (A) (B)
        2.070%, 12/01/14                                  2,000           2,000
                                                                        -------
KENTUCKY -- 1.6%
   Kentucky State, Asset Liability
     Commission, Ser A, TRAN
        3.000%, 06/29/05                                  1,000           1,003
   Muhlenberg County, Airport District,
     Ser B-2, RB (A) (B)
        1.990%, 12/01/31                                    415             415
                                                                        -------
                                                                          1,418
                                                                        -------
LOUISIANA -- 1.3%
   New Orleans, Exhibition Hall Authority,
     RB, AMBAC (A) (D)
        5.076%, 07/15/06                                    500             459
   Shreveport, Water & Sewer Authority, RB
        4.000%, 06/01/06                                    730             742
                                                                        -------
                                                                          1,201
                                                                        -------


--------------------------------------------------------------------------------
50                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MAINE -- 1.3%
   Maine, Health & Higher Educational
     Authority, New England Project,
     Ser E, RB, AMBAC (A)
        1.900%, 12/01/25                                 $1,125         $ 1,125
                                                                        -------
MARYLAND -- 0.6%
   University of Maryland, Auxiliary
     Facilities & Tuition Authority,
     Ser A, RB
        5.000%, 04/01/05                                    500             501
                                                                        -------
MASSACHUSETTS -- 3.9%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB
        7.000%, 03/01/07                                  1,500           1,624
   Massachusetts State, Construction Loan,
     Ser C, GO
        5.000%, 08/01/07                                    965           1,016
   Massachusetts State, Construction Loan,
     Ser C, GO (D)
        5.000%, 08/01/07                                     35              37
   Massachusetts State, Health & Educational
     Facilities Authority, Wheaton College
     Project, Ser E, RB
        2.500%, 07/01/05                                    500             500
   Massachusetts State, Health & Educational
     Facilities Authority, Williams College
     Issue, Ser E, RB (A)
        1.850%, 08/01/14                                    300             300
                                                                        -------
                                                                          3,477
                                                                        -------
MICHIGAN -- 3.0%
   Birmingham, Economic Development
     Authority, Brown Street Project,
     RB (A) (B)
        2.090%, 12/01/18                                    815             815
   Detroit, Water Supply Systems, Ser A,
     RB, FGIC
        5.000%, 07/01/05                                    100             101
   Michigan State, Public Power Agency,
     Campbell Project, Ser A, RB, AMBAC
        5.500%, 01/01/07                                  1,670           1,756
                                                                        -------
                                                                          2,672
                                                                        -------
MINNESOTA -- 0.7%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
        1.850%, 09/01/29                                    100             100
                                                                        -------


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Minnesota State, GO
        4.000%, 08/01/05                                 $  500         $   504
                                                                        -------
                                                                            604
                                                                        -------
MISSOURI -- 3.7%
   Clayton, Industrial Development Authority,
     Bailey Court Project,
     RB (A) (B)
        1.990%, 01/01/09                                    400             400
   Kansas City, Industrial Development
     Authority, Springs Apartment Project,
     RB (A) (B)
        1.970%, 09/01/25                                    100             100
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB, FGIC
        1.850%, 12/01/05                                    200             200
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser B, RB (A)
        1.850%, 10/01/24                                    100             100
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes, RB
        2.750%, 10/01/05                                  1,500           1,503
   Springfield, Public Building
     Improvement, Capital Improvement
     Program, Ser L, RB, AMBAC
        3.000%, 03/01/06                                    985             991
                                                                        -------
                                                                          3,294
                                                                        -------
MONTANA -- 3.4%
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
        1.250%, 03/01/28                                    500             500
   Montana State, Board of Investments,
     Municipal Finance Consolidated,
     Intermediate Capital Project, RB
     Callable 03/01/05 @ 100 (A)
        4.350%, 03/01/25                                  2,500           2,500
                                                                        -------
                                                                          3,000
                                                                        -------
NEVADA -- 1.7%
   Clark County, School District, Ser A,
     GO, FGIC
        5.250%, 06/15/06                                  1,500           1,551
                                                                        -------
NEW JERSEY -- 3.5%
   New Jersey State, Economic
     Development Authority, Senior Lien,
     Ser A, RB, MBIA
        5.000%, 07/01/06                                  3,000           3,098
                                                                        -------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 51

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEW MEXICO -- 1.4%
   Farmington, Utility Systems Authority,
     RB, AMBAC (D)
        9.875%, 01/01/08                                 $  595         $   662
   New Mexico State, Finance Authority,
     Public Projects Revolving Fund,
     Ser B-1, RB, AMBAC
        4.000%, 06/01/06                                    540             549
                                                                        -------
                                                                          1,211
                                                                        -------
NEW YORK -- 0.3%
   New York City, Municipal Assistance
     Authority, Ser O, RB
        5.250%, 07/01/06                                    100             104
   New York State, Thruway & Highway
     Board, Ser A, RB, AMBAC
        5.500%, 04/01/05                                    200             200
                                                                        -------
                                                                            304
                                                                        -------
OHIO -- 6.1%
   Columbus, Ser A, GO
        5.000%, 07/01/05                                    500             505
   Ohio State, American Municipal Power,
     BAN
        1.900%, 07/14/05                                    500             500
   Ohio State, American Municipal Power,
     Carey Village Project, BAN
        2.000%, 08/04/05                                    640             637
   Ohio State, Common Schools Capital
     Facilities, Ser A, GO
        5.750%, 06/15/06                                    100             104
   Ohio State, Major New State
     Infrastructure, RB
        4.500%, 06/15/06                                  1,000           1,025
   Orange Village, BAN
        2.000%, 08/10/05                                  1,042           1,039
   Parma, West Pleasant Valley Project,
     BAN
        2.200%, 07/13/05                                    600             599
   St. Mary's, BAN
        1.970%, 06/10/05                                  1,017           1,016
                                                                        -------
                                                                          5,425
                                                                        -------
OKLAHOMA -- 1.0%
   Oklahoma County, Home Finance
     Authority, Single-Family Mortgage,
     Capital Appreciation Project, Ser B
     Pre-Refunded @ 56.915 (A) (C)
        2.180%, 03/01/06                                  1,625             902
                                                                        -------


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 3.4%
   Allegheny County, Industrial
     Development Authority, Jewish Home
     & Hospital Project, Ser B,
     RB (A) (B)
        1.890%, 10/01/26                                 $  400         $   400
   Butler County, GO, FGIC
        6.000%, 07/15/06                                    190             199
   Dauphin County, General Authority,
     Northwest Medical Center
     Project, RB
     Pre-Refunded @ 102 (C)
        8.625%, 10/15/05                                    190             201
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
        1.890%, 10/01/24                                    570             570
   Midway, Sewer Authority, RB
     Callable 06/01/05 @ 100
        2.000%, 12/01/05                                    215             214
   Pennsylvania State, 2nd Ser, GO
        5.000%, 07/01/05                                    500             504
        5.000%, 10/01/05                                    375             381
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Temple East Project, Ser B,
     RB (A) (B)
        1.910%, 06/01/14                                    600             600
                                                                        -------
                                                                          3,069
                                                                        -------
SOUTH CAROLINA -- 0.2%
   Spartanburg, Sanitation & Sewer
     District, Ser A, GO, AMBAC
        3.000%, 03/01/06                                    200             201
                                                                        -------
TENNESSEE -- 1.4%
   Sevier County, Public Building
     Authority, Public Projects,
     Ser A-2, RB (A)
        1.900%, 10/01/07                                  1,000           1,000
   Shelby County, Public Improvements
     Project, Ser A, GO
        5.625%, 06/01/05                                    200             202
                                                                        -------
                                                                          1,202
                                                                        -------
TEXAS -- 5.3%
   Canyon, Independent School District, GO
        6.500%, 02/15/06                                    200             208
   Dallas County, Area Rapid Transit,
     Senior Lien, RB
        3.000%, 12/01/05                                    100             100


--------------------------------------------------------------------------------
52                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Dallas County, Community College
     District, GO
        3.000%, 02/15/06                                 $1,395         $ 1,403
   Dallas, GO
        5.000%, 02/15/06                                    140             143
   Fort Bend County, Industrial
     Development Authority, Frito Lay
     Project, RB (A)
        3.000%, 10/01/11                                    500             502
   Fort Worth, Water & Sewer
     Authority, RB
        5.000%, 02/15/06                                    265             271
   Houston, Hotel Occupancy Project,
     Senior Lien, RB, FSA (D)
        6.000%, 07/01/05                                    200             203
   San Antonio, Electric & Gas Authority,
     Ser 2000, RB
        5.800%, 02/01/06                                    135             139
   San Antonio, GO
        5.000%, 08/01/07                                  1,500           1,578
   University of Texas, Permanent
     University Funding, Ser A, RB
        5.000%, 07/01/05                                    200             202
                                                                        -------
                                                                          4,749
                                                                        -------
UTAH -- 1.9%
   Davis County, School District,
     Ser B, GO
        2.000%, 06/01/05                                  1,475           1,475
   Utah State, Granite School District,
     Municipal Building Authority
     Lease, RB
        2.000%, 03/01/06                                    200             199
                                                                        -------
                                                                          1,674
                                                                        -------
VIRGINIA -- 1.6%
   Virginia State, Infrastructure Authority,
     Pooled Financing Program, RB
        4.000%, 11/01/05                                    200             202
   Virginia State, Public School Authority,
     Ser D, RB
        4.000%, 02/01/06                                  1,200           1,218
                                                                        -------
                                                                          1,420
                                                                        -------
WASHINGTON -- 3.3%
   King County, School District No. 414,
     Lake Washington Project, Ser B,
     GO, FGIC
        3.000%, 06/01/06                                  1,000           1,006
        3.000%, 06/01/07                                  1,000           1,006


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Housing Finance
     Commission, Tacoma Art Museum
     Project, RB (A) (B)
        1.850%, 06/01/32                                 $  100         $   100
   Washington State, Ser 1995C, GO
     Pre-Refunded @ 100 (C)
        5.900%, 07/01/05                                    200             203
   Washington State, Ser A11, GO, MBIA
        1.910%, 06/01/17                                    620             620
                                                                        -------
                                                                          2,935
                                                                        -------
WISCONSIN -- 9.4%
   Appleton, Waterworks Authority, RB,
     FGIC
        3.625%, 01/01/06                                  2,595           2,621
   DC Everest, Area School District, TRAN
        1.760%, 08/29/05                                  1,700           1,692
   Plymouth, Joint School District, BAN
     Callable 05/09//05 @ 100
        2.875%, 08/01/05                                  1,415           1,417
   Viroqua, Area School District, BAN
     Callable 05/01/05 @ 100
        2.875%, 02/01/06                                  2,400           2,402
   Wisconsin State, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/07                                    200             210
                                                                        -------
                                                                          8,342
                                                                        -------
MULTI-STATE -- 3.4%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
        2.600%, 10/01/12                                  1,740           1,740
        2.400%, 10/01/12                                    600             600
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-1, RB (A) (B)
        2.000%, 05/01/28                                    720             720
                                                                        -------
                                                                          3,060
                                                                        -------
PUERTO RICO -- 0.6%
   Puerto Rico Commonwealth, Aqueduct
     & Sewer Authority, Ser A, RB, FSA
     Pre-Refunded @ 100 (C)
        9.000%, 07/01/09                                    550             562
                                                                        -------
Total Municipal Bonds
   (Cost $91,043) ($ Thousands)                                          90,630
                                                                        -------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 53

STATEMENT OF NET ASSETS (Unaudited)


Short Duration Municipal Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                                41,181         $    41
                                                                        -------
Total Cash Equivalent
   (Cost $41) ($ Thousands)                                                  41
                                                                        -------
Total Investments -- 101.8%
   (Cost $91,084) ($ Thousands)                                          90,671
                                                                        -------

OTHER ASSETS AND LIABILITIES -- (1.8)%
Payable for Investments Purchased                                        (2,500)
Payable for Fund Shares Redeemed                                            (14)
Income Distributions Payable                                                 (1)
Investment Advisory Fees Payable                                            (22)
Administration Fees Payable                                                 (16)
Other Assets and Liabilities, Net                                           935
                                                                        -------
Total Other Assets and Liabilities                                       (1,618)
                                                                        -------
Net Assets -- 100.0%                                                    $89,053
                                                                        =======

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             89,477
Undistributed net investment income                                          37
Accumulated net realized loss on investments                                (48)
Net unrealized depreciation on investments                                 (413)
                                                                        -------
Net Assets                                                              $89,053
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($89,053,361 / 8,947,392 shares)                                       $9.95
                                                                        =======

+   See note 3 in the Notes to Financial Statements
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Securities are collateralized under an agreement from FNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
54                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

Pennsylvania Municipal Bond Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   28.7%    Healthcare
   23.0%    Education
    9.3%    General Obligations
    7.7%    Industrial Development
    5.0%    General Revenue
    4.3%    Public Facilities
    4.1%    Utilities
    4.0%    Water
    3.9%    Nursing Homes
    3.9%    Housing
    2.2%    Transportation
    2.1%    Power
    1.8%    Pollution Control
    0.0%    Short Term Investment
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.6%
PENNSYLVANIA -- 95.6%
   Allegheny County, GO (C)
        6.000%, 09/01/07                                 $   85        $     92
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB
        5.850%, 03/01/22                                    665             713
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB, Asset Guaranty
        5.125%, 09/01/13                                  2,160           2,294
   Allegheny County, Hospital
     Development Authority, Harmarville
     Rehabilitation Center, RB (C)
        6.000%, 10/01/08                                    285             296
   Allegheny County, Hospital
     Development Authority, Montefiore
     Hospital, RB (C)
        6.875%, 07/01/09                                    435             471
   Allegheny County, Hospital
     Development Authority, North Hills
     Passavant, RB (C)
        6.750%, 07/01/05                                     40              41
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB (D)
        5.200%, 05/01/17                                    965             989
   Allegheny County, Industrial
     Development Authority, Duquesne
     Light Project, RB, AMBAC
        4.350%, 12/01/13                                  1,500           1,584
   Allegheny County, Ser C-56, GO, FSA
        5.000%, 10/01/15                                  1,000           1,109


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, University of
     Pittsburgh Medical Center,
     Ser B, RB
        5.250%, 06/15/12                                 $1,055        $  1,151
        5.250%, 06/15/15                                  1,000           1,094
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project,
     RB (C)
        8.000%, 03/01/09                                    210             231
   Altoona, Area School District Authority,
     Blair County, Ser 78, RB
     Pre-Refunded @ 100 (A)
        6.500%, 04/08/05                                    475             488
   Bensalem Township, Water & Sewer
     Authority, RB (C)
        6.750%, 12/01/14                                    150             170
   Berks County, Redevelopment Multi-Family
     Housing Authority, Woodgate
     Associates Project, Ser A, RB (D)
        4.700%, 01/01/09                                    180             185
   Blair County, Hospital Authority, RB (C)
        6.900%, 07/01/08                                    275             295
   Bucks County, Water & Sewer
     Authority, RB (C)
        6.375%, 12/01/08                                     85              90
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial Hospital,
     RB (C)
        7.625%, 09/01/11                                    224             254
   Central Bucks County, School District,
     GO, MBIA
        5.000%, 05/15/13                                  2,500           2,756
   Chartiers Valley, Joint School District,
     RB (C)
        6.150%, 03/01/07                                     65              70
   Chester County, Health & Educational
     Facilities Authority, Immaculata
     College Project, RB
        5.250%, 10/15/10                                    345             346
   Chester County, Health & Educational
     Facilities Authority, The Devereux
     Foundation, RB, Radian Insured
        4.400%, 11/01/15                                    100             103
        4.300%, 11/01/14                                    100             103
   Creswell Heights, Joint Water Authority,
     RB (C)
        7.375%, 03/01/07                                     40              42
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A, RB, Radian Insured
        4.750%, 12/01/19                                  3,170           3,250


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 55

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Cumberland Valley, Joint School
     District, RB, MBIA
     Pre-Refunded @ 100 (A)
        6.500%, 11/15/06                                 $  145        $    158
   Delaware County, Healthcare Authority,
     Mercy Health Project, Ser A, RB (C)
        5.125%, 11/15/12                                    115             117
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center
     Project, RB, ACA Insured
        4.900%, 12/01/08                                    550             573
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges Project, RB (C)
        6.500%, 01/15/11                                    150             167
        6.000%, 01/15/10                                    160             175
   Derry Township, Sanitation Sewer Authority,
     RB (C)
        6.250%, 08/01/12                                     35              39
   Dover Township, Sewer Authority,
     RB (C)
        6.250%, 05/01/12                                     45              49
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
        5.700%, 03/15/11                                     85              89
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
        6.750%, 07/01/11                                    615             681
        6.250%, 07/01/11                                    140             153
   Erie County, Hospital Authority, Gannon
     University Project, RB, AMBAC (C)
        7.375%, 06/01/08                                     55              59
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
        5.650%, 03/15/10                                    180             188
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, Ser A, RB
     Callable 03/15/15 @ 100
        4.750%, 03/15/20                                  1,500           1,487
   Erie, Water Authority, Ser B, RB, MBIA
        5.500%, 12/01/12                                  2,000           2,274
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB, AMBAC
        5.750%, 06/15/15                                  1,000           1,056
   Greenwood, School District Authority,
     GO, MBIA (C)
        6.750%, 09/01/08                                     40              43
   Hampton Township, Sanitation Sewer
     Authority, RB (C)
        6.500%, 09/01/10                                    125             145
        6.400%, 09/01/10                                    455             494


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Hickory Township, Municipal Authority,
     RB (C)
        6.250%, 02/01/14                                 $  365        $    409
   Horsham Township, Sewer Authority,
     RB, MBIA (C)
        6.700%, 01/01/11                                     20              23
   Lancaster County, Solid Waste
     Management Authority, RB, AMBAC
        5.375%, 12/15/15                                  1,700           1,849
   Lancaster, Area Sewer Authority,
     RB (C)
        6.750%, 04/01/12                                     10              11
        6.000%, 04/01/12                                    340             373
   Lancaster, Parking Authority, RB (C)
        5.750%, 01/01/12                                     60              65
   Langhorne, Health & Education
     Authority, Woods Services
     Project, RB
        4.950%, 11/15/16                                  2,485           2,597
        4.650%, 11/15/13                                    850             887
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
        6.250%, 05/01/12                                    110             121
   Luzerne County, Ser C, GO, FGIC
        5.250%, 12/15/15                                  1,000           1,132
   Manheim Township, School District
     Authority, Ser 1978, RB
     Pre-Refunded @ 100 (A)
        6.625%, 12/01/07                                    140             145
   McKeesport, Area School District,
     Ser C, GO (C)
        5.000%, 04/01/13                                    415             429
   Meadville, Area Water Authority,
     RB, FSA
        5.125%, 07/01/14                                    435             486
   Mifflin County, Hospital Authority,
     RB, Radian Insured
        5.500%, 07/01/12                                  1,375           1,494
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     RB, Radian Insured
        5.500%, 01/01/22                                  1,000           1,079
   Monroeville, Water Authority, RB (C)
        7.250%, 12/01/08                                    145             159
   Mount Lebanon, Hospital Authority,
     RB (C)
        7.000%, 07/01/06                                    226             232
   Neshaminy, Water Reserve Authority,
     RB (C)
        5.750%, 03/01/11                                     20              21
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, RB, Radian
     Insured
        5.500%, 07/01/15                                    995           1,084


--------------------------------------------------------------------------------
56                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser A, RB,
     Radian Insured
        5.350%, 07/01/10                                 $1,370        $  1,408
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Radian Insured
        5.350%, 07/01/10                                    100             103
   Northampton, Higher Education
     Building Authority, Moravian College
     Project, RB, Radian Insured
        5.125%, 07/01/19                                    470             489
   Northampton, Municipal Water
     Authority, RB (C)
        6.750%, 11/01/13                                     35              40
   Northgate, School Building Authority,
     RB, MBIA (C)
        6.375%, 02/15/07                                    145             156
   Pennsbury, School District, GO, FSA
        5.000%, 08/01/13                                  1,000           1,101
   Pennsylvania State University,
     Ser A, RB
        5.000%, 09/01/10                                  1,195           1,306
   Pennsylvania State, Delaware River
     Toll Bridge Commission, RB
        5.250%, 07/01/13                                  1,475           1,620
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Asset Guaranty
        5.625%, 12/01/15                                    885             963
   Pennsylvania State, GO
        5.500%, 02/01/12                                  1,000           1,125
   Pennsylvania State, Higher Education
     & Health Facilities Authority,
     Allegheny Delaware Valley Obligation
     Project, Ser C, RB, MBIA
        5.875%, 11/15/18                                  3,200           3,353
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
        5.875%, 11/15/16                                     25              26
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser C, RB, MBIA
        5.700%, 11/15/10                                     50              53
        5.400%, 11/15/07                                     50              53


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation, Ser A,
     RB, MBIA
        5.500%, 11/15/08                                 $  190        $    203
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10, RB (C)
        6.900%, 07/01/07                                     85              90
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University, RB
        5.500%, 05/01/13                                  2,750           3,018
   Pennsylvania State, Higher Education
     Facilities Authority, Health Services,
     Allegheny Delaware Valley Obligation
     Project, Ser A, RB, MBIA
        5.600%, 11/15/09                                    250             270
        5.600%, 11/15/10                                  3,595           3,895
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     University Project, RB, Asset
     Guaranty
        5.750%, 06/01/15                                    660             728
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project, Ser A, RB
        5.125%, 01/15/11                                    500             531
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project, Ser A,
     RB, MBIA
        5.375%, 01/01/14                                  2,000           2,139
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Systems
     Project, Ser A, RB, AMBAC
        5.000%, 08/15/14                                  1,000           1,090
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     the Arts, RB, Radian Insured
        5.500%, 03/15/13                                  1,025           1,114
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg
     College Project, Ser J4, RB (B) (E)
        3.300%, 05/01/32                                  1,000             989
   Pennsylvania State, Higher Education
     Facilities Authority, Widener
     University Project, RB
        5.000%, 07/15/20                                  1,000           1,022
   Pennsylvania State, Higher Educational
     Authority, University of Pennsylvania,
     Health Systems, Ser A, RB, AMBAC
        5.250%, 02/01/10                                    400             439

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 57

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Housing Finance
     Agency, RB (C)
        7.750%, 12/01/07                                 $   70        $     76
   Pennsylvania State, Intergovernmental
     Authority, Philadelphia Funding
     Project, Special Tax, FGIC
        5.250%, 06/15/15                                  3,100           3,339
   Pennsylvania State, Refunding &
     Projects, First Ser, GO, MBIA
        5.250%, 07/01/12                                  1,000           1,112
   Pennsylvania State, Third Ser, GO
        5.000%, 09/01/13                                  1,000           1,100
   Philadelphia, Gas Works Authority,
     12th Ser B, RB, MBIA (C)
        7.000%, 05/15/20                                  1,770           2,191
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Frankford Hospital Project, RB (C)
        5.750%, 01/01/19                                    910             977
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
        5.125%, 05/15/18                                  1,000           1,047
   Philadelphia, Industrial Development
     Authority, Elmira Project, Ser A,
     RB, FHA
        5.300%, 02/01/22                                  1,065           1,161
   Philadelphia, Industrial Development
     Authority, Newcourtland Elder
     Services Project, RB (B) (E)
        1.800%, 03/01/27                                    500             500
   Philadelphia, Municipal Authority,
      Ser B, RB, FSA
        5.250%, 11/15/10                                  2,000           2,195
   Philadelphia, Parking Authority,
     RB, AMBAC
        5.250%, 02/01/15                                    225             241
   Philadelphia, Redevelopment Authority,
     Home Improvement Loan,
     Ser 1995A, RB, FHA, AMT
        5.650%, 12/01/05                                     40              40
   Philadelphia, Redevelopment Authority,
     Multi-Family Housing Authority,
     Woodstock Project, RB, FHA (D)
        5.450%, 02/01/23                                  1,365           1,396
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB (C)
        6.625%, 10/01/12                                     25              28
   Pittsburgh, Ser A, GO, AMBAC
        5.500%, 09/01/14                                  1,885           2,088


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority Center, Triangle Tax
     Increment, Ser A, RB
        6.250%, 03/15/15                                 $1,895        $  1,958
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB
        5.150%, 02/01/17                                    175             178
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB (D)
        4.700%, 10/01/10                                     90              93
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        6.100%, 10/01/10                                    330             340
        6.000%, 10/01/09                                    310             320
        5.900%, 04/01/08                                    285             294
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
        5.750%, 10/01/10                                     50              51
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
        5.700%, 10/01/11                                    105             108
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, TA (B)
        6.000%, 12/01/11                                  2,740           2,882
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, TA (B)
        5.750%, 03/15/06                                    390             398
   Quakertown, Hospital Authority,
     Community Hospital Project, RB (C)
        7.125%, 01/01/11                                    100             113
   Ridley Park, Hospital Authority, Taylor
     Hospital Project, Ser A, RB (C)
        6.000%, 12/01/05                                     25              26
   Robinson Township, Water Authority,
     RB (C)
        5.625%, 05/01/06                                     12              12
   Scranton-Lackawanna, Health & Welfare
     Authority, Moses Taylor Hospital,
     RB (C)
        6.625%, 07/01/09                                    570             615
   Shaler Township, GO
     Pre-Refunded @ 100 (A)
        6.500%, 08/01/07                                     60              64
   Shaler, School District Authority, RB (C)
        6.250%, 04/15/08                                     70              74
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser B, RB, Asset Guaranty
        5.300%, 03/01/11                                    635             677
        5.200%, 03/01/10                                    455             483

--------------------------------------------------------------------------------
58                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   South Fayette Township, Sanitation
     Authority, RB (C)
        6.375%, 11/01/12                                 $  130        $    145
   South Fork, Municipal Authority,
     Conemaugh Health Systems Project,
     Ser A, RB, MBIA (E)
        1.790%, 07/01/28                                    200             200
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial Hospital,
     RB (D)
        5.625%, 07/01/10                                     25              27
   Southcentral, General Authority,
     Hanover Hospital Project, RB,
     Asset Guaranty
        4.900%, 12/01/14                                    545             581
   Steel Valley, School District, GO (C)
        6.250%, 11/01/06                                     65              67
   Susquehanna Township, Sewer
     Authority, RB (C)
        6.000%, 11/15/13                                     85              95
   Upper Allen Township, Sewer
     Authority, RB (C)
        5.750%, 04/01/13                                    265             298
   Upper St. Clair Township, School
     Building Authority, RB
     Pre-Refunded @ 100 (A)
        6.625%, 05/15/06                                    220             231
   Warwick, School District, GO, FGIC
        5.000%, 02/15/15                                  1,000           1,102
   West Manheim Township, Water
     Authority, RB
        6.000%, 12/01/11                                     90              90
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (C)
        9.125%, 07/01/10                                    105             118
   Willistown Township, Municipal
     Authority, RB (C)
        6.000%, 01/01/15                                     15              17
   Wrightsville, Municipal Sewer
     Authority, RB (C)
        5.625%, 11/15/08                                     25              26
   York County, Industrial Development
     Authority, York Water Project, RB
     Mandatory Put 06/01/05 @ 100
        6.000%, 06/01/10                                  1,000           1,006
   York County, School Technology
     Project, RB, FGIC
        5.000%, 02/15/11                                  1,750           1,914
   York Township, Water & Sewer
     Authority, RB (C)
        5.900%, 08/01/13                                    145             169
                                                                       --------
                                                                         98,347
                                                                       --------


--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 5.0%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB
        5.500%, 07/01/16                                 $  500        $    572
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/16                                  1,000           1,140
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
        5.000%, 07/01/36                                  1,000           1,093
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB (D)
        5.750%, 08/01/27                                  1,000           1,113
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO
        5.500%, 07/01/17                                  1,050           1,216
                                                                       --------
                                                                          5,134
                                                                       --------
Total Municipal Bonds
   (Cost $99,566) ($ Thousands)                                         103,481
                                                                       --------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                                11,154              11
                                                                       --------
Total Cash Equivalent
   (Cost $11) ($ Thousands)                                                  11
                                                                       --------
Total Investments -- 100.6%
   (Cost $99,577) ($ Thousands)                                         103,492
                                                                       --------

OTHER ASSETS AND LIABILITIES -- (0.6)%
Payable for Investments Purchased                                        (1,674)
Payable for Fund Shares Redeemed                                           (122)
Income Distributions Payable                                               (123)
Investment Advisory Fees Payable                                            (28)
Administration Fees Payable                                                  (7)
Shareholder Servicing Fees Payable                                          (12)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         1,359
                                                                       --------
Total Other Assets and Liabilities                                         (608)
                                                                       --------
Net Assets -- 100.0%                                                   $102,884
                                                                       ========


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 59

STATEMENT OF NET ASSETS (Unaudited)


Pennsylvania Municipal Bond Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $ 98,783
Undistributed net investment income                                          40
Accumulated net realized gain on investments                                146
Net unrealized appreciation on investments                                3,915
                                                                       --------
Net Assets                                                             $102,884
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($55,866,215 / 5,251,707)                                             $10.64
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($47,017,985 / 4,419,675)                                             $10.64
                                                                       ========

+   See note 3 in the notes to financial statements.
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Security is escrowed to maturity.
(D) Securities are collateralized under an agreement from FHLMC, FNMA, GNMA.
(E) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Alternative Minimum Tax
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
60                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

Massachusetts Municipal Bond Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   33.0%    General Obligations
   22.8%    Transportation
   11.8%    General Revenue
    9.0%    Water
    8.2%    Education
    4.0%    Power
    3.4%    Healthcare
    3.3%    Industrial Development
    3.2%    Pollution Control
    0.7%    Public Facilities
    0.3%    Housing
    0.3%    Nursing Homes
    0.0%    Short Term Investment
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.7%
MASSACHUSETTS -- 88.7%
   Ashland, GO, AMBAC
        5.000%, 05/15/15                                 $  230         $   254
   Boston, Ser A, GO
        5.000%, 01/01/14                                  1,000           1,104
   Erving, GO
        5.375%, 06/15/12                                    500             528
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
        5.250%, 02/01/15                                  1,000           1,111
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.875%, 03/01/15                                    185             216
        5.500%, 03/01/12                                    500             552
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
        7.000%, 03/01/11                                    270             323
        7.000%, 03/01/21                                    500             633
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
        7.000%, 03/01/11                                  1,100           1,316
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/11                                    500             547
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
     Callable 07/01/10 @ 100
        5.750%, 07/01/13                                     45              50
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
     Pre-Refunded @ 100 (B)
        5.750%, 07/01/10                                    455             513


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
        5.250%, 07/01/13                                 $  500         $   558
        5.250%, 07/01/21                                    250             284
   Massachusetts State, Construction
     Loan, Ser A, RB
        5.375%, 06/01/11                                    500             559
   Massachusetts State, Construction
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (B)
        5.500%, 03/01/12                                  1,000           1,125
   Massachusetts State, Construction
     Loan, Ser C, GO
     Pre-Refunded @ 100 (B)
        5.750%, 10/01/10                                    250             281
   Massachusetts State, Construction
     Loan, Ser D, GO
        6.000%, 05/01/08                                    180             192
   Massachusetts State, Construction
     Loan, Ser D, GO
     Pre-Refunded @ 100 (B)
        5.500%, 11/01/11                                    500             561
   Massachusetts State, Construction
     Loan, Ser D, GO
     Pre-Refunded @ 100 (B) (C)
        6.000%, 05/01/07                                     25              27
   Massachusetts State, Development
     Finance Agency, Biomedical Research
     Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                    210             232
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-2, RB (A)
        1.790%, 10/01/42                                    350             350
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy & Allied Health Sciences
     Project, RB
        5.000%, 07/01/10                                    175             182
   Massachusetts State, Development
     Finance Agency, Hampshire College
     Project, RB
        5.150%, 10/01/14                                    450             466
   Massachusetts State, Development
     Finance Agency, Visual & Performing
     Arts Project, RB
        5.750%, 08/01/14                                    500             577
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Callable 10/01/08 @ 102
        6.000%, 10/01/13                                    155             165


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 61

STATEMENT OF NET ASSETS (Unaudited)


Massachusetts Municipal Bond Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
        5.250%, 12/15/12                                 $  500         $   556
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
        5.000%, 07/01/10                                    250             264
   Massachusetts State, Health &
     Educational Facilities Authority,
     Boston University Project, Ser H,
     RB (A)
        1.820%, 12/01/29                                    100             100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Eye & Ear Infirmary Project, Ser B,
     RB, ACA Insured
        5.000%, 07/01/05                                    195             196
   Massachusetts State, Health &
     Educational Facilities Authority,
     Massachusetts Institute Technology
     Project, Ser L, RB
        5.000%, 07/01/13                                  1,500           1,654
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 07/01/06 @ 102
        6.750%, 07/01/09                                     35              37
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project, RB
        5.000%, 07/01/12                                    750             819
   Massachusetts State, Health &
     Educational Facilities Authority,
     Tufts University Project, Ser J, RB
        5.500%, 08/15/15                                    605             694
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Issue, Ser A, RB,
     ACA Insured
        5.000%, 11/15/08                                    100             106
   Massachusetts State, Housing Finance
     Agency, Housing Project, Ser A,
     RB, AMBAC
        5.950%, 10/01/08                                     10              10
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing
     Project, Ser 44, RB
     Callable 06/01/05 @ 102
        5.900%, 12/01/13                                    105             106
   Massachusetts State, Industrial
     Finance Agency, Pollution Control
     Authority, Boston Edison Project,
     Ser A, RB
        5.750%, 02/01/14                                    925             937


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Municipal
     Wholesale Electric Authority,
     Nuclear Project No. 3-A, RB, MBIA
        5.250%, 07/01/12                                 $  500         $   552
   Massachusetts State, Port Authority,
     Ser A, RB
        5.750%, 07/01/10                                    625             693
        5.750%, 07/01/11                                    175             195
        5.750%, 07/01/12                                    950           1,069
   Massachusetts State, Ser A, GAN, MBIA
        5.500%, 12/15/13                                  1,000           1,129
   Massachusetts State, Ser A, GO
        6.000%, 11/01/10                                  1,000           1,138
        6.000%, 11/01/11                                    875           1,006
        5.500%, 01/01/11                                    300             334
   Massachusetts State, Ser A, GO, FSA
        5.250%, 08/01/20                                    500             564
   Massachusetts State, Ser B, GO,
     FGIC (C)
        7.000%, 07/01/09                                    600             675
   Massachusetts State, Ser B, RB,
     FSA (C)
        6.500%, 08/01/08                                    600             667
   Massachusetts State, Ser C, GO, MBIA
        5.500%, 12/01/20                                    750             867
   Massachusetts State, Ser D, GO
        5.500%, 10/01/16                                    200             228
   Massachusetts State, Ser D, GO, MBIA
        5.500%, 11/01/12                                  1,000           1,132
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
        5.000%, 12/15/11                                    750             814
        5.000%, 12/15/13                                    500             546
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Callable 08/01/12 @ 100
        5.250%, 08/01/13                                      5               6
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Pre-Refunded @ 100 (B)
        5.250%, 08/01/12                                    245             272
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser A, RB
        5.250%, 08/01/14                                    625             702
   Massachusetts State, Water Resources
     Authority, Ser A, RB
        6.500%, 07/15/09                                    450             512
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                  1,050           1,215


--------------------------------------------------------------------------------

62                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
        6.250%, 12/01/11                                 $  600         $   703
   Massachusetts State, Water Resources
     Authority, Ser C, RB
        6.000%, 12/01/11                                    275             317
   Rail Connections, Capital Appreciation,
     Route 128 Package Project,
     Ser B, RB, ACA Insured
     Pre-Refunded @ 44.1283 (B) (D)
        2.550%, 07/01/09                                  1,220             468
                                                                        -------
                                                                         33,989
                                                                        -------
GUAM -- 2.8%
   Guam, Ser A, RB, FSA
        5.500%, 12/01/11                                    950           1,072
                                                                        -------
PUERTO RICO -- 7.1%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB
        5.500%, 07/01/16                                    250             286
   Puerto Rico Commonwealth, GO
        6.500%, 07/01/13                                    250             296
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA
        6.250%, 07/01/14                                     50              61
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB
        5.000%, 07/01/28                                    250             267
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
        5.750%, 08/01/27                                    550             612
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
        5.000%, 07/01/18                                    250             264
   Puerto Rico Commonwealth, Ser A, GO
        5.000%, 07/01/30                                    250             266
   Puerto Rico, Electric Power Authority,
     Ser KK, RB, FSA
        5.250%, 07/01/12                                    600             672
                                                                        -------
                                                                          2,724
                                                                        -------
VIRGIN ISLANDS -- 1.1%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10                                    400             425
                                                                        -------
Total Municipal Bonds
   (Cost $37,029) ($ Thousands)                                          38,210
                                                                        -------


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                                12,014         $    12
                                                                        -------
Total Cash Equivalent
   (Cost $12) ($ Thousands)                                                  12
                                                                        -------
Total Investments -- 99.7%
   (Cost $37,041) ($ Thousands)                                          38,222
                                                                        -------

OTHER ASSETS AND LIABILITIES -- 0.3%
Payable for Investments Purchased                                          (279)
Payable for Fund Shares Redeemed                                            (17)
Income Distributions Payable                                                 (4)
Investment Advisory Fees Payable                                            (10)
Administration Fees Payable                                                  (7)
Shareholder Servicing Fees Payable                                           (2)
Other Assets and Liabilities, Net                                           445
                                                                        -------
Total Other Assets and Liabilities                                          126
                                                                        -------
Net Assets -- 100.0%                                                    $38,348
                                                                        =======

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             37,056
Distribution in excess of net investment income                              (1)
Accumulated net realized gain on investments                                112
Net unrealized appreciation on investments                                1,181
                                                                        -------
Net Assets                                                              $38,348
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($38,348,294 / 3,776,711 shares)                                      $10.15
                                                                        =======

+   See note 3 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(C) Security is escrowed to maturity.
(D) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
FGIC --Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 63

STATEMENT OF NET ASSETS (Unaudited)


New Jersey Municipal Bond Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   21.4%    Transportation
   17.0%    Industrial Development
   15.4%    General Obligations
   10.6%    General Revenue
   10.0%    Education
    9.4%    Utilities
    6.5%    Healthcare
    6.0%    Public Facilities
    1.9%    Pollution Control
    1.8%    Water
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%
NEW JERSEY -- 92.3%
   Atlantic County, Public Facilities
     Lease Agreement, COP, FGIC
        6.000%, 03/01/13                                 $1,000         $ 1,166
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC
        5.000%, 12/15/10                                  1,000           1,093
   Burlington County, Bridge
     Commissioner, Government
     Loan Program, RB, AMBAC
        5.000%, 12/15/13                                  1,000           1,105
   Camden County, Improvement Leasing
     Authority, Ser A, RB, FGIC
        5.000%, 09/01/11                                  1,000           1,086
   Essex County, Improvement Authority
     Project, RB, FSA
        5.000%, 12/15/07                                  1,000           1,062
   Freehold, Regional High School
     District, GO, FGIC
        5.000%, 03/01/15                                  1,280           1,416
   Jersey City, General Improvements,
     Ser B, GO (D)
        4.000%, 09/01/07                                  1,270           1,313
   Jersey City, Ser A, GO, FSA
        6.250%, 10/01/11                                  1,225           1,427
   Lafayette Yard, Community Development
     Authority, Trenton Hotel/Conference
     Center Project, RB, MBIA
     Pre-Refunded @ 101 (C)
        6.125%, 04/01/10                                    500             577
        5.250%, 04/01/10                                    540             601
   Mantua Township, School Board
     Reserve Fund, GO, MBIA
     Pre-Refunded @ 100 (C)
        5.700%, 03/01/09                                    850             940


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Economic
     Development Authority, Motor
     Vehicle Surcharge Revenue Project,
     Ser A, RB, MBIA
     Callable 07/01/14 @ 100
        5.250%, 07/01/15                                 $2,000         $ 2,210
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
        5.000%, 09/01/13                                  1,000           1,084
   New Jersey State, Educational Facilities
     Authority, Beth Medrash Govoha
     America Project, Ser G, RB
        5.400%, 07/01/05                                    135             136
   New Jersey State, Educational Facilities
     Authority, Fairleigh Dickinson
     Project, Ser C, RB
        6.000%, 07/01/12                                  1,670           1,820
   New Jersey State, Educational Facilities
     Authority, Princeton University
     Project, Ser B, RB (A)
        1.730%, 07/01/21                                    345             345
   New Jersey State, Garden State
     Preservation Trust, Ser A, RB, FSA
        5.250%, 11/01/11                                  2,000           2,216
   New Jersey State, GO
     Pre-Refunded @ 100 (C)
        6.000%, 05/01/10                                  1,500           1,707
   New Jersey State, Ser A, COP
        5.250%, 06/15/09                                  2,000           2,155
   New Jersey State, Ser H, GO, FSA
        5.250%, 07/01/15                                  1,485           1,667
   New Jersey State, Transportation
     Administration, Federal
     Transportation Grants, Ser B,
     COP, AMBAC
        5.500%, 09/15/11                                  3,450           3,847
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB (D)
        5.000%, 06/15/08                                  1,140           1,217
        5.000%, 06/15/10                                  1,250           1,359
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB
     Pre-Refunded @ 100 (C)
        5.250%, 06/15/08                                  2,000           2,151
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FGIC
        5.250%, 06/15/13                                  1,000           1,114


--------------------------------------------------------------------------------
64                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser B, RB, MBIA
        5.250%, 12/15/14                                 $2,000         $ 2,238
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA (D)
        5.750%, 01/01/10                                  2,050           2,293
   New Jersey, Economic Development
     Authority, Arbor Glen Project, Ser A,
     RB Pre-Refunded @ 102 (C)
        8.750%, 05/15/06                                    870             952
   New Jersey, Economic Development
     Authority, Bayonne/IMTT Project,
     Ser C, RB (A) (B)
        1.800%, 12/01/27                                  1,350           1,350
   New Jersey, Economic Development
     Authority, Cigarette Tax Project, RB
        5.375%, 06/15/15                                  3,000           3,214
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser A, RB
        5.100%, 07/01/05                                    380             383
   New Jersey, Economic Development
     Authority, El Dorado Terminals
     Project, Ser B, RB (A) (B)
        1.800%, 12/01/21                                  1,100           1,100
   New Jersey, Economic Development
     Authority, Masonic Charity
     Foundation Project, RB
     Callable 06/01/11 @ 102
        5.000%, 06/01/12                                    890             956
   New Jersey, Economic Development
     Authority, Transportation Project,
     Ser A, RB, FSA
        5.000%, 05/01/08                                  1,010           1,075
   New Jersey, Economic Development
     Authority, Trenton Office Complex,
     RB, FSA
        5.250%, 06/15/11                                  1,400           1,556
   New Jersey, Healthcare Facilities
     Financing Authority, Atlantic City
     Medical Center Project, RB
        5.500%, 07/01/07                                  1,000           1,043
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
        5.250%, 07/01/11                                    535             570
   New Jersey, Healthcare Facilities
     Financing Authority, Health Systems
     Obligation Group, Ser A, RB
        5.000%, 07/01/08                                  1,000           1,053


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project,
     RB, ACA Insured
     Callable 07/01/09 @ 101
        4.800%, 07/01/10                                 $  615         $   639
   Northfield, Board of Education,
     GO, FSA
        5.000%, 09/01/14                                  1,370           1,522
   Ocean County, Waste Utilities
     Authority, RB
        5.250%, 01/01/10                                  1,910           2,046
   Ocean Township, Sewer Authority,
     Ser B, RB, FGIC
        5.250%, 12/01/09                                  1,000           1,096
   Passaic Valley, Sewer Authority,
     Ser F, RB, FGIC
        5.000%, 12/01/12                                  1,270           1,394
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
        5.400%, 02/15/13                                    475             518
        5.300%, 02/15/12                                    450             491
   South Brunswick, GO, MBIA
        4.000%, 07/01/07                                  1,250           1,288
   Southeast Morris County, Water
     Authority, RB, MBIA
     Callable 01/01/11 @ 100
        5.000%, 01/01/13                                  1,215           1,304
   Sussex, Municipal Utility Authority,
     RB, FGIC
        5.000%, 12/01/12                                  2,000           2,195
   Trenton, GO, AMBAC
        4.000%, 01/15/07                                    725             744
   West Orange, GO
     Pre-Refunded @ 100 (C)
        5.450%, 02/15/10                                    980           1,088
                                                                        -------
                                                                         66,922
                                                                        -------
WYOMING -- 0.4%
   Kemmerer, Pollution Control Authority,
     Exxon Project, RB (A)
        1.730%, 11/01/14                                    300             300
                                                                        -------
                                                                            300
                                                                        -------
PUERTO RICO -- 6.2%
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO
        5.500%, 07/01/17                                    500             579
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO (D)
        5.000%, 07/01/09                                     60              65
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO, FGIC
        5.500%, 07/01/16                                  1,000           1,164


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 65

STATEMENT OF NET ASSETS (Unaudited)


New Jersey Municipal Bond Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico, Municipal Finance
     Agency, Ser B, GO, FSA
     Callable 08/01/09 @ 101
        5.750%, 08/01/12                                 $1,000         $ 1,121
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser C, RB
        5.500%, 07/01/12                                    400             448
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser G, RB
        5.000%, 07/01/12                                  1,000           1,103
                                                                        -------
                                                                          4,480
                                                                        -------
Total Municipal Bonds
   (Cost $69,670) ($ Thousands)                                          71,702
                                                                        -------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                                 4,334               4
                                                                        -------
Total Cash Equivalent
   (Cost $4) ($ Thousands)                                                    4
                                                                        -------
Total Investments -- 98.9%
   (Cost $69,674) ($ Thousands)                                          71,706
                                                                        -------

OTHER ASSETS AND LIABILITIES -- 1.1%
Payable for Fund Shares Redeemed                                            (30)
Income Distributions Payable                                                 (8)
Investment Advisory Fees Payable                                            (19)
Administration Fees Payable                                                 (13)
Payable for Shares of Beneficial Interest Redeemed                           (1)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                           869
                                                                        -------
Total Other Assets and Liabilities                                          797
                                                                        -------
Net Assets -- 100.0%                                                    $72,503
                                                                        =======

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             70,509
Undistributed net investment income                                           2
Accumulated net realized loss on investments                                (40)
Net unrealized appreciation on investments                                2,032
                                                                        -------
Net Assets                                                              $72,503
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($72,503,001 / 7,100,214 shares)                                      $10.21
                                                                        =======


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
+   See note 3 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
66                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

New York Municipal Bond Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   18.8%    General Obligations
   16.3%    General Revenue
   15.4%    Education
   13.2%    Transportation
    8.4%    Public Facilities
    5.7%    Pollution Control
    5.5%    Power
    5.2%    Healthcare
    4.3%    Water
    2.8%    Utilities
    2.2%    Industrial Development
    2.1%    Housing
    0.1%    Short Term Investment
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.0%
NEW YORK -- 93.4%
   Buffalo, Ser D, GO, FGIC
        5.250%, 12/15/10                                 $  900         $   986
   Cornwall, Central School District,
     GO, FGIC
        5.000%, 10/15/14                                    525             582
   Dutchess County, Industrial
     Development Authority,
     IBM Project, RB
     Callable 12/01/09 @ 100
        5.450%, 12/01/29                                  1,000           1,088
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A,
     RB, AMBAC
        5.500%, 12/01/08                                  1,000           1,091
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A,
     RB, FSA (D)
        5.500%, 12/01/12                                  1,500           1,717
        5.500%, 12/01/13                                  1,475           1,698
   Long Island, Power Authority, New York
     Electric Systems Project,
     Sub-Ser 8-F, RB, MBIA
        5.000%, 04/01/11                                    400             413
   Metropolitan New York, Transportation
     Authority, Ser A, RB, FGIC
     Callable 11/15/11 @ 100
        5.250%, 11/15/12                                  1,000           1,102
   Metropolitan New York, Transportation
     Authority, Ser A, RB, MBIA
        5.000%, 11/15/11                                  1,550           1,705
   Metropolitan New York, Transportation
     Authority, Ser C, RB, AMBAC
        5.000%, 11/15/13                                  1,000           1,105


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Nassau County, Industrial Development
     Authority, Hofstra University
     Project, RB, MBIA
        5.250%, 07/01/10                                 $  475         $   523
   Nassau County, Interim Finance
     Authority, Second Ser A-1,
     RB, AMBAC
        5.375%, 11/15/14                                     75              82
   Nassau County, Interim Finance
     Authority, Second Ser A-1,
     RB, AMBAC
     Pre-Refunded @ 100 (C)
        5.375%, 11/15/11                                    175             197
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                                    100             114
   Nassau, Healthcare Facilities Authority,
     RB, FSA
     Pre-Refunded @ 102 (C)
        6.000%, 08/01/09                                  1,000           1,143
   New York & New Jersey, Port Authority,
     85th Ser, RB, AMBAC
        5.200%, 09/01/15                                  1,215           1,381
   New York City, Local Assistance
     Project, Ser E, RB
        6.000%, 04/01/14                                  1,040           1,206
   New York City, Metropolitan
     Transportation Authority, Ser F,
     RB, MBIA
        5.000%, 11/15/10                                    650             710
   New York City, Mount Sinai School
     District, GO, AMBAC
        6.200%, 02/15/14                                    500             594
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB (D)
        6.000%, 06/15/09                                  1,000           1,124
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB, AMBAC
        5.875%, 06/15/13                                    750             872
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB, FGIC
        6.000%, 06/15/10                                  1,000           1,142
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser C, RB (A)
        1.810%, 06/15/33                                    800             800
   New York City, Ser A, GO
        5.250%, 08/01/08                                    500             535
        5.250%, 11/01/09                                    250             271
        5.000%, 08/01/09                                    500             536
   New York City, Ser B, GO
        7.250%, 08/15/07                                  2,000           2,206


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 67

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser B, GO  Partially
     Pre-Refunded @ 100 (C)
        7.500%, 04/08/05                                 $   15         $    15
   New York City, Ser B, GO, FSA
        8.250%, 06/01/07                                  1,000           1,117
   New York City, Ser G, GO
        5.500%, 08/01/09                                  1,500           1,640
        5.000%, 08/01/10                                  1,000           1,075
   New York City, Ser H , GO, FGIC
        6.000%, 08/01/12                                    750             865
   New York City, Ser H, GO
        5.000%, 08/01/13                                    840             907
   New York City, Ser I, GO
        5.000%, 08/01/11                                    500             541
        5.000%, 08/01/14                                  2,500           2,706
   New York City, Ser J, GO
        5.000%, 03/01/12                                    500             540
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
        6.125%, 08/01/11                                  1,000           1,078
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser A, RB
        5.500%, 11/01/26                                    500             553
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB
        5.500%, 02/01/09                                  1,105           1,206
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB (D)
        5.500%, 02/01/09                                    175             192
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
        5.000%, 08/15/11                                     55              59
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Pre-Refunded @ 101 (C)
        5.500%, 02/15/10                                  1,000           1,121
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
        6.000%, 11/15/10                                    500             569
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, RB
     Pre-Refunded @ 101 (C)
        5.000%, 05/15/08                                    305             330
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB (A)
        5.250%, 02/01/29                                    750             814


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
        5.500%, 02/01/09                                 $1,500         $ 1,637
        5.500%, 02/01/10                                  1,250           1,381
        5.500%, 02/01/11                                  1,000           1,116
   New York City, Transportation Facilities
     Authority, Livingston Plaza Project,
     RB, FSA (D)
        5.400%, 01/01/18                                    105             117
   New York City, Transportation Facilities
     Authority, Ser A, COP, AMBAC
        5.625%, 01/01/10                                    435             485
   New York State, Dormitory Authority,
     City University System, Special
     Obligation, Ser D, RB, FGIC
        5.750%, 07/01/12                                  1,000           1,146
   New York State, Dormitory Authority,
     Manhattan College, RB, Radian
     Insured
        5.500%, 07/01/11                                    900             998
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser C,
     RB, FGIC
        5.000%, 02/15/13                                    800             872
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser B, RB
        6.500%, 08/15/08                                    250             277
        6.500%, 08/15/09                                    400             448
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser G, RB, AMBAC
        5.250%, 08/15/09                                    385             419
   New York State, Dormitory Authority,
     Methodist Hospital Project, RB
        5.250%, 07/01/11                                    750             814
   New York State, Dormitory Authority,
     Montefiore Medical Center Project,
     RB, AMBAC
        5.750%, 08/01/07                                    500             536
   New York State, Dormitory Authority,
     New York State Department of
     Health, RB
        5.250%, 07/01/13                                    500             557
   New York State, Dormitory Authority,
     New York University Project,
     Ser A, RB, MBIA
        6.000%, 07/01/19                                    100             122
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
        5.500%, 02/01/09                                    300             327
        5.500%, 08/01/09                                    500             549


--------------------------------------------------------------------------------
68                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
     Callable 02/01/08 @ 101
        4.400%, 08/01/13                                 $   65         $    66
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB
        5.400%, 07/01/09                                    250             270
   New York State, Dormitory Authority,
     School Districts Financing Program,
     Ser A, RB, MBIA
        5.250%, 10/01/09                                  1,000           1,093
        5.250%, 10/01/10                                    500             552
   New York State, Dormitory Authority,
     Ser B, RB (A)
        5.250%, 07/01/32                                    750             825
   New York State, Dormitory
     Authority, Ser B, RB
     Callable 05/15/12 @ 100 (A)
        5.250%, 11/15/23                                  2,000           2,185
   New York State, Dormitory Authority,
     State Personal Income, Ser A, RB
        5.000%, 12/15/10                                    740             801
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, AMBAC
        5.250%, 05/15/15                                  1,170           1,321
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
        6.000%, 05/15/15                                  1,000           1,137
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, FGIC
        7.500%, 05/15/13                                    600             766
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
        5.750%, 06/15/08                                      5               5
        5.750%, 06/15/09                                      5               6
        5.750%, 06/15/10                                     35              40
        5.750%, 06/15/11                                    180             206
        5.750%, 06/15/12                                    105             121
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB (D)
        5.750%, 06/15/08                                     40              44
        5.750%, 06/15/09                                     40              45
        5.750%, 06/15/11                                  1,180           1,354
   New York State, Environmental
     Facilities Authority, Revolving Funds,
     RB, MBIA
        6.000%, 06/15/12                                  1,350           1,564


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental
     Facilities Authority, Revolving Funds,
     Ser B, RB
        5.000%, 11/15/14                                 $1,000         $ 1,112
   New York State, Environmental
     Facilities Authority, Revolving Funds,
     Ser E, RB
        5.000%, 06/15/14                                    750             831
   New York State, Environmental
     Facilities Authority, Revolving Funds-
     Pooled Financing Program,
     Ser B, RB
        5.000%, 11/15/16                                  1,000           1,118
   New York State, Environmental
     Facilities Authority, Ser A, RB
        5.000%, 03/15/12                                  1,000           1,091
   New York State, Environmental
     Facilities Authority, State Water
     Project, Ser A, RB (D)
        5.750%, 06/15/08                                    340             372
        5.750%, 06/15/09                                      5               6
        5.750%, 06/15/11                                    640             734
   New York State, GO
        5.200%, 07/15/07                                    100             104
   New York State, Housing Finance
     Agency, Ser K, RB
        5.000%, 03/15/10                                  1,000           1,078
   New York State, Local Government
     Assistance, Ser A-2, RB
        5.000%, 04/01/10                                  1,000           1,083
   New York State, Mortgage Agency, 26th
     Ser, RB
        5.350%, 10/01/16                                    175             176
        5.200%, 04/01/08                                    500             519
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17                                    335             339
   New York State, Sales Tax Asset
     Receivables Project, Ser A,
     RB, MBIA
        5.000%, 10/15/17                                  1,000           1,091
   New York State, Thruway & Highway
     Board, Ser A, RB, FSA
        5.250%, 04/01/11                                  1,150           1,275
   New York State, Thruway & Highway
     Board, Ser B, RB, FGIC
        5.250%, 04/01/11                                  1,000           1,074
   New York State, Thruway & Highway
     Board, Ser C, MBIA
        5.500%, 04/01/12                                    750             847


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 69

STATEMENT OF NET ASSETS (Unaudited)


New York Municipal Bond Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 06/01/06 @ 100
        5.250%, 06/01/12                                 $1,000         $ 1,030
   New York State, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
        6.000%, 11/15/11                                    750             851
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser B, RB
        5.000%, 11/15/09                                  1,000           1,080
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser SR, RB (D)
        5.500%, 01/01/12                                    545             601
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser X, RB (D)
        6.625%, 01/01/12                                  1,160           1,372
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
        6.500%, 01/01/10                                    650             750
   New York State, Urban Development,
     Correctional Facilities Project,
     Ser A, RB, AMBAC
        5.500%, 01/01/09                                    200             219
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB
        5.000%, 12/15/11                                    250             273
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser C-1, RB
        5.000%, 03/15/10                                    750             812
   New York State, Urban Development,
     Ser A, RB
        5.500%, 01/01/17                                  1,500           1,650
        5.250%, 01/01/11                                  1,000           1,107
        5.250%, 01/01/21                                  1,750           1,875
        5.000%, 01/01/17                                    250             271
   New York State, Urban Development,
     Ser A, RB, MBIA
        5.250%, 01/01/11                                    200             222
   New York State, Urban Development,
     State Facilities Project, RB
        5.750%, 04/01/12                                  1,000           1,133
   Troy, Industrial Development Authority,
     Rensselaer Polytechnic Institute,
     Ser A, RB
        5.500%, 09/01/10                                    400             440


--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Yonkers, Ser E, GO, MBIA
        5.000%, 12/01/10                                 $1,000         $ 1,090
                                                                        -------
                                                                         92,079
                                                                        -------
PUERTO RICO -- 6.2%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB
        5.500%, 07/01/16                                    500             572
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA
        6.250%, 07/01/14                                     10              12
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA (D)
        6.250%, 07/01/14                                    115             139
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB (A)
        5.000%, 07/01/28                                  1,000           1,069
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB (A) (B)
        5.750%, 08/01/27                                  1,000           1,113
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO (A)
        6.000%, 07/01/13                                  1,000           1,085
        5.000%, 07/01/18                                  1,000           1,057
   Puerto Rico Commonwealth,
     Ser A, GO (A)
        5.000%, 07/01/30                                  1,000           1,065
                                                                        -------
                                                                          6,112
                                                                        -------
VIRGIN ISLANDS -- 0.4%
   Virgin Islands, Public Financing Authority,
     Gross Receipts Taxes, Loan Note
     Project, Ser A, RB
        5.625%, 10/01/10                                    400             425
                                                                        -------
Total Municipal Bonds
   (Cost $95,660) ($ Thousands)                                          98,616
                                                                        -------

CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                                81,927              82
                                                                        -------
Total Cash Equivalent
   (Cost $82) ($ Thousands)                                                  82
                                                                        -------
Total Investments -- 100.1%
   (Cost $95,742) ($ Thousands)                                          98,698
                                                                        -------


--------------------------------------------------------------------------------
70                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Payable for Investments Purchased                                       $(1,104)
Payable for Fund Shares Redeemed                                            (40)
Income Distributions Payable                                                (14)
Investment Advisory Fees Payable                                            (25)
Administration Fees Payable                                                 (18)
Shareholder Servicing Fees Payable                                           (5)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         1,099
                                                                        -------
Total Other Assets and Liabilities                                         (108)
                                                                        -------
Net Assets -- 100.0%                                                    $98,590
                                                                        =======

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             95,459
Accumulated net realized gain on investments                                175
Net unrealized appreciation on investments                                2,956
                                                                        -------
Net Assets                                                              $98,590
                                                                        =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($98,590,318 / 9,431,492 shares)                                      $10.45
                                                                        =======

+   See note 3 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 71

STATEMENT OF NET ASSETS (Unaudited)


California Municipal Bond Fund
February 28, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS*:
   19.8%    General Obligations
   16.2%    Industrial Development
   15.8%    Education
   13.8%    Power
   10.7%    General Revenue
    5.8%    Transportation
    5.1%    Utilities
    4.9%    Public Facilities
    3.7%    Water
    2.5%    Healthcare
    1.1%    Tax Exempt Bond
    0.3%    Housing
    0.2%    Pollution Control
    0.1%    Short Term Investment
*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.8%
CALIFORNIA -- 88.0%
   ABAG, Financial Authority
     Not-For-Profit, Channing House
     Project, COP
        4.900%, 02/15/09                                $   780        $    812
        4.650%, 02/15/06                                    105             106
   ABAG, Financial Authority
     Not-For-Profit, YMCA of San
     Francisco Refinancing Project,
     Ser A, COP, ACA Insured (D)
        4.400%, 10/01/06                                    100             103
   Burlingame, Lease Financing Authority,
     Library Reconstruction Project, RB
     Pre-Refunded @ 102 (C)
        5.000%, 12/01/05                                    510             531
   California State, Economic
     Development Authority, Ser A, GO
        5.250%, 07/01/12                                  6,930           7,692
   California State, Economic
     Development Authority, Ser A, GO,
     MBIA
        5.250%, 07/01/13                                  2,000           2,242
   California State, GO
        5.250%, 02/01/11                                  7,000           7,747
        5.250%, 02/01/18                                  2,000           2,233
        5.000%, 04/01/10                                  3,000           3,273
        5.000%, 04/01/12                                 10,000          10,912
        4.750%, 09/01/12                                  1,000           1,076
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                  4,000           4,432
   California State, GO, FGIC
        4.250%, 09/01/08                                    500             524
   California State, GO, MBIA
        6.000%, 02/01/10                                  1,100           1,247
        5.500%, 04/01/10                                  1,000           1,117


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Infrastructure &
     Economic Development Authority,
     Bay Area Toll Bridges Project,
     Ser A, RB, FSA
        5.000%, 07/01/11                                $ 2,000        $  2,205
   California State, Infrastructure &
     Economic Development Authority,
     Workers Compensation Relief
     Project, Ser A, RB, AMBAC
        5.250%, 10/01/13                                  4,900           5,525
   California State, Pollution Control
     Finance Authority, Exxon Project,
     RB (A)
        1.630%, 12/01/12                                    100             100
   California State, Public Works Board,
     Department of Corrections State
     Prison Project, Ser E, RB, MBIA
        6.000%, 06/01/10                                  1,500           1,709
   California State, Public Works Board,
     Department of Mental Health,
     Coalinga Project, Ser A, RB
        5.000%, 06/01/08                                  1,780           1,882
   California State, Public Works Board,
     UCLA Replacement Hospital Project,
     Ser A, RB, FSA
        4.750%, 10/01/09                                  1,930           2,071
   California State, Resources Efficiency
     Financing Authority, Capital
     Improvements Program, COP,
     AMBAC
        6.000%, 04/01/09                                  1,420           1,592
   California State, Ser A-1, GO (A) (B)
        1.780%, 05/01/33                                    150             150
   California State, Union Elementary
     School District, Ser B, GO, FGIC
     Pre-Refunded @ 100 (C)
        5.375%, 09/01/12                                  1,000           1,142
   California State, Water Department,
     Central Valley Project, Ser Z,
     RB, FGIC
        5.000%, 12/01/10                                  2,470           2,722
   California State, Water Department,
     Ser A, RB, MBIA
        5.250%, 05/01/09                                  6,000           6,554
   California Statewide, Communities
     Development Authority, John
     Muir/Mount Diablo Health Project,
     COP, AMBAC (A)
        1.720%, 08/15/27                                  1,600           1,600
   Colton, Public Financing Authority,
     Electric Generation Factory Project,
     RB, AMBAC
        4.500%, 04/01/12                                  1,515           1,627


--------------------------------------------------------------------------------
72                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Corona-Norco, Unified School District,
     Capital Appreciation Project, Ser B,
     GO, FSA (E)
        5.600%, 09/01/13                                $ 1,000        $    720
        5.500%, 09/01/12                                  1,005             761
   Del Mar, Race Track Authority, RB
     Callable 08/15/06 @ 102
        6.000%, 08/15/08                                  1,000           1,048
   Fairfield, Housing Authority, Creekside
     Estates Mobile Homes Project, RB
        5.150%, 09/01/07                                    220             219
        5.050%, 09/01/06                                    265             264
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA
        5.100%, 10/01/09                                    360             384
        4.900%, 10/01/07                                  1,345           1,401
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     Callable 10/01/09 @ 101
        5.200%, 10/01/10                                  1,615           1,737
   Fresno, Joint Powers Finance
     Authority, RB, AMBAC
     Callable 08/01/10 @ 102
        5.500%, 08/01/15                                  1,445           1,635
   Hacienda La Puente, Capital
     Appreciation, Ser A, GO, MBIA (E)
        5.450%, 08/01/15                                  1,200             769
   Huntington Beach, Unified School
     District, Election 2004 Project,
     GO, FSA
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                  1,165           1,282
   Intermodal, Container Transfer Facility,
     Joint Powers Authority, Ser A,
     RB, AMBAC
        5.000%, 11/01/10                                  1,465           1,612
   Irvine Ranch, Water District
     Authority, GO (A) (B)
        1.720%, 09/01/06                                    110             110
   Irvine Ranch, Water District
     Authority, RB (A) (B)
        1.720%, 05/01/09                                    685             685
   Irvine Ranch, Water District,
     Construction Improvements Projects,
     GO (A) (B)
        1.720%, 06/01/15                                  1,795           1,795
   Lodi, Electric Systems Authority, Capital
     Appreciation, Ser B, COP, MBIA
     Pre-Refunded @ 90.35 (C) (E)
        5.715%, 01/15/09                                  1,000             795


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Los Angeles, Community
     Redevelopment Authority, Cinerama
     Dome Public Parking Project, RB,
     ACA Insured (B)
        4.700%, 07/01/05                                $   510        $    513
        4.700%, 07/01/06                                    505             508
   Los Angeles, Sonnelblick Del Rio West,
     COP, AMBAC
        5.375%, 11/01/10                                  2,130           2,386
        5.000%, 11/01/05                                    365             372
   Los Angeles, Unified School District,
     GO, MBIA
        5.500%, 07/01/11                                  2,000           2,262
   Los Angeles, Unified School District,
     Ser A, GO, MBIA
        5.000%, 07/01/10                                  1,000           1,098
   Los Angeles, Wastewater System,
     RB, FSA
     Callable 06/01/13 @ 100
        5.000%, 06/01/14                                  2,970           3,256
   Los Angeles, Water & Power Authority,
     Ser A, RB, MBIA
        5.000%, 07/01/11                                  2,500           2,756
   North Orange County, Community
     College District, Election of 2002
     Project, Ser B, GO, FGIC
     Callable 08/01/14 @ 100
        5.000%, 08/01/17                                  1,250           1,361
   Northern California, Public Power
     Agency, Ser A, RB, MBIA
        5.850%, 07/01/10                                  2,140           2,432
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
        5.000%, 08/01/11                                  1,270           1,402
   Orange County, Water District Authority,
     Ser B, COP, MBIA
        4.500%, 08/15/13                                  1,350           1,441
   Pasadena, Unified School District,
     GO, FGIC
        5.000%, 11/01/13                                  2,000           2,221
   Rancho Cucamonga, Redevelopment
     Agency, Ranch Redevolpment Project,
     Ser A, TA, AMBAC
     Callable 09/01/14 @ 100
        5.000%, 09/01/15                                  2,000           2,193
   Redwood City, Elementary School
     District, GO, FGIC
        5.000%, 08/01/15                                  2,275           2,522
   Richmond, Joint Powers Finance
     Authority, Port Terminal Lease
     Project, RB, ACA Insured
        4.350%, 06/01/06                                  1,100           1,119
        4.250%, 06/01/05                                    585             588


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 73

STATEMENT OF NET ASSETS (Unaudited)


California Municipal Bond Fund (Concluded)
February 28, 2005
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Riverside County, Public Financing
     Authority, COP
        5.400%, 05/15/09                                $ 3,800        $  3,994
   Riverside, Electric Authority, RB, FSA
     Callable 10/01/11 @ 101
        5.250%, 10/01/13                                  2,485           2,772
   Sacramento, Municipal Utility District,
     Ser S, RB, MBIA
        5.000%, 11/15/13                                  1,400           1,556
   San Buenaventura, Ser B, COP,
     AMBAC
        5.000%, 01/01/11                                  1,385           1,520
        5.000%, 01/01/12                                  1,455           1,603
   San Diego County, Burnham Institute
     Project, COP
        5.150%, 09/01/06                                    900             892
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
        5.450%, 09/01/09                                    175             185
        5.350%, 09/01/08                                    175             184
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, TA
        5.000%, 09/01/13                                  1,300           1,432
   San Diego, Unified School District,
     Election 1998 Project,
     Ser E-1, GO, MBIA
     Callable 07/01/14 @ 102
        5.000%, 07/01/15                                  3,000           3,323
   San Diego, Unified School District,
     Election of 1998 Project, Ser B,
     GO, MBIA
        6.050%, 07/01/18                                  2,650           3,233
   San Francisco Bay Area, Transportation
     Finance Authority, Bridge Toll
     Project, RB, ACA Insured
        5.750%, 02/01/07                                  2,725           2,850
        5.000%, 02/01/06                                    500             509
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
        4.500%, 07/01/07                                    265             272
        4.400%, 07/01/06                                    425             433
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
        5.500%, 11/15/13                                  1,000           1,148
   San Joaquin Hills, Transportation
     Authority, RB (D) (E)
        5.340%, 01/01/09                                  2,000           1,767
   Santa Fe Springs, Community
     Development Authority, Ser A,
     TA, MBIA
        5.000%, 09/01/10                                  1,950           2,136


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Santa Monica, Malibu School District,
     GO, FGIC
        5.250%, 08/01/11                                $ 2,095        $  2,329
   Southern California, Public Power
     Authority, San Juan Unit No. 3,
     Ser A, RB, FSA
        5.375%, 01/01/10                                  1,000           1,108
   Stockton, Essential Services
     Building/Parking Facility, COP
        5.000%, 08/01/09                                    280             298
        4.800%, 08/01/07                                    155             161
   Sunnyvale, Water Financing
     Authority, RB, AMBAC
     Callable 10/01/11 @ 100
        5.250%, 10/01/13                                  1,595           1,772
   Temecula Valley, Unified School
     District, GO, FSA
        5.250%, 08/01/15                                  1,065           1,203
   University of California, Ser A,
     RB, AMBAC
        5.000%, 05/15/11                                  5,000           5,519
   Ventura County, Public Financing
     Authority, COP, FSA
     Callable 08/15/09 @ 100
        5.250%, 08/15/14                                  3,550           3,915
   Washington Township, Healthcare
     Project, RB
        4.400%, 07/01/06                                  1,010           1,029
                                                                       --------
                                                                        163,716
                                                                       --------
GUAM -- 0.6%
   Guam, Ser A, GO, FSA
        5.500%, 12/01/10                                  1,000           1,115
                                                                       --------
PUERTO RICO -- 9.0%
   Puerto Rico Commonwealth, Aqueduct &
     Sewer Authority, RB
        6.250%, 07/01/12                                  2,000           2,336
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser W,
     RB, MBIA
        5.500%, 07/01/13                                  3,400           3,887
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser X,
     RB, FSA
        5.500%, 07/01/15                                  1,490           1,724
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO, MBIA
        5.250%, 07/01/12                                  2,000           2,238
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO (D)
        5.000%, 07/01/09                                    115             125


--------------------------------------------------------------------------------
74                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico, Electric Power Authority,
     Ser KK, RB
        5.000%, 07/01/10                                $ 2,800        $  3,021
        5.000%, 07/01/11                                  1,000           1,102
   Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
        4.500%, 08/01/10                                  1,000           1,068
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser C, RB
        5.500%, 07/01/16                                  1,000           1,159
                                                                       --------
                                                                         16,660
                                                                       --------
TEXAS -- 0.1%
   Harris County, Industrial Development
     Authority, Pollution Control Project,
     RB (A)
        1.730%, 03/01/24                                    200             200
                                                                       --------
WYOMING -- 0.1%
   Lincoln County, Pollution Control
     Authority, Exxon Project, Ser B,
     RB (A)
        1.730%, 11/01/14                                    225             225
                                                                       --------
Total Municipal Bonds
   (Cost $175,079) ($ Thousands)                                        181,916
                                                                       --------

TAX EXEMPT CORPORATE BOND -- 1.0%
COLORADO -- 1.0%
   San Manuel Entertainment
        4.500%, 12/01/16                                  2,000           1,996
                                                                       --------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            1,996
                                                                       --------

CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                                98,309              98
                                                                       --------
Total Cash Equivalent
   (Cost $98) ($ Thousands)                                                  98
                                                                       --------
Total Investments -- 98.9%
   (Cost $177,177) ($ Thousands)                                        184,010
                                                                       --------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.1%
Payable for Fund Shares Redeemed                                       $   (346)
Income Distributions Payable                                                (32)
Investment Advisory Fees Payable                                            (47)
Administration Fees Payable                                                 (33)
Shareholder Servicing Fees Payable                                           (2)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                         2,434
                                                                       --------
Total Other Assets and Liabilities                                        1,972
                                                                       --------
Net Assets -- 100.0%                                                   $185,982
                                                                       ========

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                            178,869
Undistributed net investment income                                         105
Accumulated net realized gain on investments                                175
Net unrealized appreciation on investments                                6,833
                                                                       --------
Net Assets                                                             $185,982
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($185,982,407 / 17,938,749 shares)                                    $10.37
                                                                       ========

+   See note 3 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 75

Statements of Operations ($ Thousands)


For the six month period ended February 28, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                              CALIFORNIA   INSTITUTIONAL    MASSACHUSETTS    PENNSYLVANIA
                                               TAX FREE       TAX EXEMPT        TAX FREE   TAX FREE MONEY        TAX FREE
                                                   FUND             FUND            FUND      MARKET FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                               $6,469             $218         $ 9,198             $511            $369
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                            1,397               30           1,980               72              78
   Shareholder Servicing Fees - Class A             972               32           1,038               --              13
   Shareholder Servicing Fees - Class B              --               --             376               95              50
   Shareholder Servicing Fees - Class C              --                1              52               --              --
   Investment Advisory Fees                         145                5             206               12               8
   Printing Fees                                     33               --              49                1               2
   Registration Fees                                 27                2              31                4               2
   Professional Fees                                 19                1              38                2               1
   Trustees'  Fees                                   15               --              24                1               1
   Proxy Costs                                       11               --              15                1               1
   Custodian/Wire Agent Fees                          5               --              10               --               1
   Pricing Fees                                       4               --               5               --              --
   Insurance Fees                                    --               --              --               --              --
   Other Expenses                                     6               --               4               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                 2,634               71           3,828              188             157
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                             --               (2)           (528)             (14)            (17)
     Shareholder Servicing Fees - Class A          (870)             (32)         (1,038)              --             (13)
     Shareholder Servicing Fees - Class B            --               --              --               --              --
     Investment Advisory Fees                        --               --              --               --              --
     Fees Paid Indirectly (See Note 2)              (10)              --              (4)              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                   1,754               37           2,258              174             127
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             4,715              181           6,940              337             242
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments           16               --              --               --              --
   Net Change in Unrealized Depreciation
     on Investments                                  --               --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                             $4,731             $181         $ 6,940             $337            $242
------------------------------------------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
76                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                          INTERMEDIATE-   SHORT DURATION      PENNSYLVANIA     MASSACHUSETTS        NEW JERSEY
                                         TERM MUNICIPAL        MUNICIPAL         MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                   FUND             FUND         BOND FUND         BOND FUND         BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                             $ 17,946            $ 775           $ 2,367             $ 802            $1,378
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                            1,107               91               105                48                87
   Shareholder Servicing Fees - Class A           1,155               95                71                50                91
   Shareholder Servicing Fees - Class B              --               --                73                --                --
   Shareholder Servicing Fees - Class C              --               --                --                --                --
   Investment Advisory Fees                       1,522              125               184                66               119
   Printing Fees                                     48                3                 6                 2                 2
   Registration Fees                                 42                3                 6                 2                 3
   Professional Fees                                 38                3                 3                 1                 3
   Trustees'  Fees                                   18               --                 2                 1                 1
   Proxy Costs                                       13                1                 1                 1                 1
   Custodian/Wire Agent Fees                         10                1                 1                --                --
   Pricing Fees                                       6                2                 1                --                 1
   Insurance Fees                                     1               --                --                --                --
   Other Expenses                                     2               --                --                --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                 3,962              324               453               171               308
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                            (22)              --               (55)               (1)               --
     Shareholder Servicing Fees - Class A          (880)             (73)              (14)              (38)              (83)
     Shareholder Servicing Fees - Class B            --               --               (54)               --                --
     Investment Advisory Fees                      (275)             (23)              (42)              (12)               (7)
     Fees Paid Indirectly (See Note 2)               --               --                --                --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                   2,785              228               288               120               218
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            15,161              547             2,079               682             1,160
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments        2,209              (36)              509               160                 3
   Net Change in Unrealized Depreciation
     on Investments                             (12,045)            (469)           (1,543)             (549)             (849)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                           $  5,325            $  42           $ 1,045             $ 293            $  314
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               NEW YORK       CALIFORNIA
                                              MUNICIPAL        MUNICIPAL
                                              BOND FUND        BOND FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                              $ 1,875          $ 3,626
--------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                              117              219
   Shareholder Servicing Fees - Class A             122              228
   Shareholder Servicing Fees - Class B              --               --
   Shareholder Servicing Fees - Class C              --               --
   Investment Advisory Fees                         161              301
   Printing Fees                                      5                6
   Registration Fees                                  5                9
   Professional Fees                                  5                9
   Trustees'  Fees                                    2                4
   Proxy Costs                                        1                3
   Custodian/Wire Agent Fees                          1                1
   Pricing Fees                                       1                1
   Insurance Fees                                    --               --
   Other Expenses                                    --               --
--------------------------------------------------------------------------------
   Total Expenses                                   420              781
--------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                             (4)              (2)
     Shareholder Servicing Fees - Class A           (93)            (212)
     Shareholder Servicing Fees - Class B            --               --
     Investment Advisory Fees                       (29)             (16)
     Fees Paid Indirectly (See Note 2)               --               --
--------------------------------------------------------------------------------
   Net Expenses                                     294              551
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                             1,581            3,075
--------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments          437              256
   Net Change in Unrealized Depreciation
     on Investments                              (1,593)          (1,556)
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                            $   425          $ 1,775
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 77

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended February 28, 2005 (Unaudited) and the year ended August 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CALIFORNIA
                                                                               TAX FREE FUND                   TAX EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        09/01/04 to     09/01/03 to     09/01/04 to     09/01/03 to
                                                                           02/28/05        08/31/04        02/28/05        08/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     4,715     $     5,269        $    181        $    169
   Net Realized Gain (Loss) on Investments                                       16             (35)             --              (1)
   Net Change in Unrealized Appreciation (Depreciation) on Investments           --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       4,731           5,234             181             168
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (4,709)         (5,223)           (178)           (167)
   Class B                                                                       --              --              --              --
   Class C                                                                       --              --              (3)             (2)
   NET REALIZED GAINS
   Class A                                                                       --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (4,709)         (5,223)           (181)           (169)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                            2,359,713       5,023,669          92,324          76,863
   Reinvestment of Dividends & Distributions                                  2,334           2,451             149              93
   Cost of Shares Redeemed                                               (2,382,928)     (5,128,320)        (78,211)        (77,461)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions              (20,881)       (102,200)         14,262            (505)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --              --              --              --
   Reinvestment of Dividends & Distributions                                     --              --              --              --
   Cost of Shares Redeemed                                                       --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                   --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                   --              --           1,867           5,710
   Reinvestment of Dividends & Distributions                                     --              --              --              --
   Cost of Shares Redeemed                                                       --              --          (1,504)         (6,304)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                   --              --             363            (594)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions    (20,881)       (102,200)         14,625          (1,099)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    (20,859)       (102,189)         14,625          (1,100)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      782,314         884,503          22,406          23,506
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $   761,455     $   782,314        $ 37,031        $ 22,406
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                 $        --     $        (6)       $     --        $     --
====================================================================================================================================

(1) For Capital Share Transactions see Note 9 in the notes to the financial statements.
Amount designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
78                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                               INSTITUTIONAL              MASSACHUSETTS TAX FREE
                                                                                TAX FREE FUND                MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        09/01/04 to    09/01/03 to      09/01/04 to     09/01/03 to
                                                                           02/28/05       08/31/04         02/28/05        08/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     6,940     $     8,757       $     337       $     319
   Net Realized Gain (Loss) on Investments                                       --              (7)             --              (4)
   Net Change in Unrealized Appreciation (Depreciation) on Investments           --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       6,940           8,750             337             315
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (5,546)         (7,422)             --              --
   Class B                                                                   (1,306)         (1,248)           (337)           (321)
   Class C                                                                      (88)            (83)             --              --
   NET REALIZED GAINS
   Class A                                                                       --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (6,940)         (8,753)           (337)           (321)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                            2,601,169       5,516,749              --              --
   Reinvestment of Dividends & Distributions                                  1,683           2,349              --              --
   Cost of Shares Redeemed                                               (2,600,359)     (5,768,778)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                2,493        (249,680)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                              427,501         859,978         279,720         400,145
   Reinvestment of Dividends & Distributions                                    859             822              27               6
   Cost of Shares Redeemed                                                 (388,735)       (873,190)       (265,825)       (409,312)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions               39,625         (12,390)         13,922          (9,161)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                              116,500         384,103              --              --
   Reinvestment of Dividends & Distributions                                     --              --              --              --
   Cost of Shares Redeemed                                                 (125,410)       (391,990)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions               (8,910)         (7,887)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions     33,208        (269,957)         13,922          (9,161)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     33,208        (269,960)         13,922          (9,167)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    1,131,103       1,401,063          56,648          65,815
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $ 1,164,311     $ 1,131,103       $  70,570       $  56,648
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                 $        --     $        --       $      (1)      $      (1)
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
                                                                               PENNSYLVANIA                  INTERMEDIATE-TERM
                                                                               TAX FREE FUND                  MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        09/01/04 to     09/01/03 to     09/01/04 to     09/01/03 to
                                                                           02/28/05        08/31/04        02/28/05        08/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $    242        $    223       $  15,161       $  29,418
   Net Realized Gain (Loss) on Investments                                       --              (1)          2,209           2,467
   Net Change in Unrealized Appreciation (Depreciation) on Investments           --              --         (12,045)         12,897
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                         242             222           5,325          44,782
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                      (69)           (103)        (15,201)        (29,415)
   Class B                                                                     (170)           (120)             --              --
   Class C                                                                       --              --              --              --
   NET REALIZED GAINS
   Class A                                                                       --              --          (2,848)        (14,554)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                           (239)           (223)        (18,049)        (43,969)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                                7,688          35,521         152,737         323,848
   Reinvestment of Dividends & Distributions                                      8              18          16,401          39,436
   Cost of Shares Redeemed                                                  (12,050)        (38,552)       (124,851)       (268,010)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               (4,354)         (3,013)         44,287          95,274
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                               75,456          77,986              --              --
   Reinvestment of Dividends & Distributions                                     98             109              --              --
   Cost of Shares Redeemed                                                  (76,160)        (70,974)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                 (606)          7,121              --              --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                   --              --              --              --
   Reinvestment of Dividends & Distributions                                     --              --              --              --
   Cost of Shares Redeemed                                                       --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                   --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions     (4,960)          4,108          44,287          95,274
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     (4,957)          4,107          31,563          96,087
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                       47,658          43,551         920,190         824,103
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                           $ 42,701        $ 47,658       $ 951,753       $ 920,190
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                    $      3        $     --       $      33       $      73
====================================================================================================================================



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 79

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended February 28, 2005 (Unaudited) and the period ended August 31, 2004

                                                                               SHORT DURATION                  PENNSYLVANIA
                                                                              MUNICIPAL FUND(1)             MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        09/01/04 to     11/13/03 to     09/01/04 to     09/01/03 to
                                                                           02/28/05        08/31/04        02/28/05        08/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $    547         $   229        $  2,079        $  4,693
   Net Realized Gain (Loss) on Investments                                      (36)            (12)            509             807
   Net Change in Unrealized Appreciation (Depreciation) on Investments         (469)             56          (1,543)            365
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                          42             273           1,045           5,865
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                     (552)           (187)         (1,102)         (2,387)
   Class B                                                                       --              --            (979)         (2,307)
   NET REALIZED GAINS
   Class A                                                                       --              --            (546)           (538)
   Class B                                                                       --              --            (471)           (548)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                           (552)           (187)         (3,098)         (5,780)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(2):
   CLASS A:
   Proceeds from Shares Issued                                               48,752          71,617           5,404          19,503
   Reinvestment of Dividends & Distributions                                    545             186           1,588           2,797
   Cost of Shares Redeemed                                                  (27,713)         (3,910)         (7,831)        (20,721)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               21,584          67,893            (839)          1,579
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --              --           2,705           8,680
   Reinvestment of Dividends & Distributions                                     --              --             413             647
   Cost of Shares Redeemed                                                       --              --          (6,039)        (20,554)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                              --              --          (2,921)        (11,227)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions     21,584          67,893          (3,760)         (9,648)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     21,074          67,979          (5,813)         (9,563)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                       67,979              --         108,697         118,260
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                           $ 89,053         $67,979        $102,884        $108,697
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                    $     37         $    42        $     40        $     42
====================================================================================================================================

(1) The Short Duration Municipal Fund commenced operations on November 13, 2003.
(2) For Capital Share Transactions see Note 9 in the notes to the financial statements.
Amount designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
80                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

                                                                                MASSACHUSETTS                   NEW JERSEY
                                                                             MUNICIPAL BOND FUND            MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        09/01/04 to    09/01/03 to      09/01/04 to     09/01/03 to
                                                                           02/28/05       08/31/04         02/28/05        08/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                    $   682       $  1,384          $ 1,160        $  2,138
   Net Realized Gain (Loss) on Investments                                      160            305                3             325
   Net Change in Unrealized Appreciation (Depreciation) on Investments         (549)           616             (849)            710
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                         293          2,305              314           3,173
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                     (684)        (1,384)          (1,163)         (2,141)
   Class B                                                                       --             --               --              --
   NET REALIZED GAINS
   Class A                                                                     (235)          (653)             (27)         (1,068)
   Class B                                                                       --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                           (919)        (2,037)          (1,190)         (3,209)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(2):
   CLASS A:
   Proceeds from Shares Issued                                                3,009         11,284            8,928          27,395
   Reinvestment of Dividends & Distributions                                    856          1,846            1,137           3,057
   Cost of Shares Redeemed                                                   (6,140)       (12,048)          (9,845)        (19,965)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               (2,275)         1,082              220          10,487
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --             --               --              --
   Reinvestment of Dividends & Distributions                                     --             --               --              --
   Cost of Shares Redeemed                                                       --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                              --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions     (2,275)         1,082              220          10,487
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     (2,901)         1,350             (656)         10,451
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                       41,249         39,899           73,159          62,708
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                            $38,348       $ 41,249          $72,503        $ 73,159
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                     $    (1)      $      1          $     2        $      5
====================================================================================================================================


                                                                                 NEW YORK                       CALIFORNIA
                                                                            MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        09/01/04 to     09/01/03 to     09/01/04 to     09/01/03 to
                                                                           02/28/05        08/31/04        02/28/05        08/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $  1,581       $  3,144         $  3,075        $  6,077
   Net Realized Gain (Loss) on Investments                                      437            591              256             195
   Net Change in Unrealized Appreciation (Depreciation) on Investments       (1,593)         1,444           (1,556)          4,022
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                         425          5,179            1,775          10,294
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (1,586)        (3,144)          (3,072)         (6,056)
   Class B                                                                       --             --               --              --
   NET REALIZED GAINS
   Class A                                                                     (550)          (726)            (272)         (2,300)
   Class B                                                                       --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (2,136)        (3,870)          (3,344)         (8,356)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(2):
   CLASS A:
   Proceeds from Shares Issued                                               11,790         28,950           19,739          45,625
   Reinvestment of Dividends & Distributions                                  2,025          3,685            3,119           7,752
   Cost of Shares Redeemed                                                  (11,084)       (25,240)         (19,040)        (51,134)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                2,731          7,395            3,818           2,243
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --             --               --              --
   Reinvestment of Dividends & Distributions                                     --             --               --              --
   Cost of Shares Redeemed                                                       --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                              --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions      2,731          7,395            3,818           2,243
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                      1,020          8,704            2,249           4,181
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                       97,570         88,866          183,733         179,552
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                           $ 98,590       $ 97,570         $185,982        $183,733
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                    $     --       $      5         $    105        $    102
====================================================================================================================================



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 81

Financial Highlights


For the six month period ended February 28, 2005 (Unaudited) and the periods ended August 31,
For a Share Outstanding Throughout the Periods
------------------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
                Net Asset              Unrealized                Dividends Distributions         Total
                   Value,        Net        Gains       Total     from Net      from Net     Dividends   Net Asset
                Beginning Investment  (Losses) on        from   Investment      Realized           and  Value, End    Total
                of Period     Income  Investments  Operations       Income         Gains Distributions   of Period  Return+
------------------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2005*            $1.00     $0.006**        $--**    $0.006      $(0.006)          $--       $(0.006)      $1.00     0.60%
   2004              1.00      0.007**         --**     0.007       (0.007)           --        (0.007)       1.00     0.65
   2003              1.00      0.009           --       0.009       (0.009)           --        (0.009)       1.00     0.86
   2002              1.00      0.013           --       0.013       (0.013)           --        (0.013)       1.00     1.35
   2001              1.00      0.033           --       0.033       (0.033)           --        (0.033)       1.00     3.30
   2000              1.00      0.035           --       0.035       (0.035)           --        (0.035)       1.00     3.58
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2005*            $1.00     $0.007**        $--**    $0.007      $(0.007)          $--       $(0.007)      $1.00     0.68%
   2004              1.00      0.008**         --**     0.008       (0.008)           --        (0.008)       1.00     0.77
   2003              1.00      0.010           --       0.010       (0.010)           --        (0.010)       1.00     1.00
   2002              1.00      0.013           --       0.013       (0.013)           --        (0.013)       1.00     1.34
   2001              1.00      0.029           --       0.029       (0.029)           --        (0.029)       1.00     2.90
   2000              1.00      0.031           --       0.031       (0.031)           --        (0.031)       1.00     3.19
   CLASS C
   2005*            $1.00     $0.004**        $--**    $0.004      $(0.004)          $--       $(0.004)      $1.00     0.43%
   2004              1.00      0.003**         --**     0.003       (0.003)           --        (0.003)       1.00     0.27
   2003              1.00      0.005           --       0.005       (0.005)           --        (0.005)       1.00     0.46
   2002              1.00      0.008           --       0.008       (0.008)           --        (0.008)       1.00     0.84
   2001              1.00      0.024           --       0.024       (0.024)           --        (0.024)       1.00     2.39
   2000 (1)          1.00      0.005           --       0.005       (0.005)           --        (0.005)       1.00     0.55
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2005*            $1.00     $0.007**        $--**    $0.007      $(0.007)          $--       $(0.007)      $1.00     0.67%
   2004              1.00      0.008**         --**     0.008       (0.008)           --        (0.008)       1.00     0.79
   2003              1.00      0.010           --       0.010       (0.010)           --        (0.010)       1.00     1.01
   2002              1.00      0.015           --       0.015       (0.015)           --        (0.015)       1.00     1.51
   2001              1.00      0.034           --       0.034       (0.034)           --        (0.034)       1.00     3.45
   2000              1.00      0.037           --       0.037       (0.037)           --        (0.037)       1.00     3.72
   CLASS B
   2005*            $1.00     $0.005**        $--**    $0.005      $(0.005)          $--       $(0.005)      $1.00     0.52%
   2004              1.00      0.005**         --**     0.005       (0.005)           --        (0.005)       1.00     0.49
   2003              1.00      0.007           --       0.007       (0.007)           --        (0.007)       1.00     0.70
   2002              1.00      0.012           --       0.012       (0.012)           --        (0.012)       1.00     1.21
   2001              1.00      0.031           --       0.031       (0.031)           --        (0.031)       1.00     3.14
   2000              1.00      0.034           --       0.034       (0.034)           --        (0.034)       1.00     3.42
   CLASS C
   2005*            $1.00     $0.004**        $--**    $0.004      $(0.004)          $--       $(0.004)      $1.00     0.42%
   2004              1.00      0.003**         --**     0.003       (0.003)           --        (0.003)       1.00     0.29
   2003              1.00      0.005           --       0.005       (0.005)           --        (0.005)       1.00     0.50
   2002              1.00      0.010           --       0.010       (0.010)           --        (0.010)       1.00     1.00
   2001              1.00      0.029           --       0.029       (0.029)           --        (0.029)       1.00     2.94
   2000              1.00      0.032           --       0.032       (0.032)           --        (0.032)       1.00     3.21
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2005*            $1.00     $0.005**        $--**    $0.005      $(0.005)          $--       $(0.005)      $1.00     0.53%
   2004              1.00      0.005**         --**     0.005       (0.005)           --        (0.005)       1.00     0.51
   2003              1.00      0.007           --       0.007       (0.007)           --        (0.007)       1.00     0.69
   2002              1.00      0.011           --       0.011       (0.011)           --        (0.011)       1.00     1.06
   2001 (2)          1.00      0.006           --       0.006       (0.006)           --        (0.006)       1.00     0.58


--------------------------------------------------------------------------------
                                                 Ratio of
                                                 Expenses  Ratio of Net
                                   Ratio of    to Average    Investment
                     Net Assets    Expenses    Net Assets        Income
                  End of Period  to Average    (Excluding    to Average
                  ($ Thousands)  Net Assets      Waivers)    Net Assets
--------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2005*             $  761,455        0.45%         0.68%        1.21%
   2004                 782,314        0.45          0.68         0.66
   2003                 884,503        0.45          0.68         0.84
   2002                 851,683        0.45          0.69         1.33
   2001                 790,390        0.45          0.69         3.26
   2000                 894,090        0.45          0.69         3.56
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2005*             $   36,298        0.28%         0.55%        1.41%
   2004                  22,037        0.28          0.54         0.77
   2003                  22,542        0.28          0.56         0.95
   2002                  23,144        0.28          0.56         1.31
   2001                  21,051        0.28          0.55         2.85
   2000                  22,350        0.28          0.58         3.13
   CLASS C
   2005*             $      733        0.78%         0.80%        0.89%
   2004                     369        0.78          0.79         0.27
   2003                     964        0.78          0.81         0.56
   2002                  11,698        0.78          0.81         0.82
   2001                   7,615        0.78          0.80         2.24
   2000 (1)               1,938        0.78          0.83         2.93
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2005*             $  865,005        0.33%         0.68%        1.34%
   2004                 862,511        0.33          0.68         0.78
   2003               1,112,175        0.33          0.67         1.00
   2002               1,074,583        0.33          0.69         1.49
   2001               1,014,175        0.33          0.69         3.33
   2000                 755,806        0.33          0.69         3.65
   CLASS B
   2005*             $  279,059        0.63%         0.73%        1.04%
   2004                 239,435        0.63          0.73         0.49
   2003                 251,836        0.63          0.72         0.71
   2002                 272,222        0.63          0.74         1.17
   2001                 208,604        0.63          0.74         3.02
   2000                 114,633        0.63          0.74         3.45
   CLASS C
   2005*             $   20,247        0.83%         0.93%        0.84%
   2004                  29,157        0.83          0.93         0.29
   2003                  37,052        0.83          0.92         0.52
   2002                  47,939        0.83          0.94         0.98
   2001                  31,918        0.83          0.94         2.94
   2000                  54,064        0.83          0.94         3.16
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2005*             $   70,570        0.55%         0.59%        1.07%
   2004                  56,648        0.55          0.59         0.51
   2003                  65,815        0.55          0.60         0.69
   2002                  79,618        0.55          0.61         1.05
   2001 (2)              82,781        0.55          0.67         1.95

--------------------------------------------------------------------------------
82                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
                Net Asset              Unrealized                Dividends Distributions         Total
                   Value,        Net        Gains       Total     from Net      from Net     Dividends   Net Asset
                Beginning Investment  (Losses) on        from   Investment      Realized           and  Value, End    Total
                of Period     Income  Investments  Operations       Income         Gains Distributions   of Period  Return+
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2005*           $ 1.00     $0.007**     $   --**    $0.007      $(0.007)       $   --       $(0.007)     $ 1.00     0.66%
   2004              1.00      0.007**         --**     0.007       (0.007)           --        (0.007)       1.00     0.75
   2003              1.00      0.010           --       0.010       (0.010)           --        (0.010)       1.00     0.98
   2002              1.00      0.014           --       0.014       (0.014)           --        (0.014)       1.00     1.41
   2001              1.00      0.034           --       0.034       (0.034)           --        (0.034)       1.00     3.47
   2000              1.00      0.036           --       0.036       (0.036)           --        (0.036)       1.00     3.66
   CLASS B
   2005*           $ 1.00     $0.005**     $   --**    $0.005      $(0.005)       $   --       $(0.005)     $ 1.00     0.51%
   2004              1.00      0.004**         --**     0.004       (0.004)           --        (0.004)       1.00     0.45
   2003              1.00      0.007           --       0.007       (0.007)           --        (0.007)       1.00     0.68
   2002              1.00      0.011           --       0.011       (0.011)           --        (0.011)       1.00     1.10
   2001 (3)          1.00      0.011           --       0.011       (0.011)           --        (0.011)       1.00     1.11
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2005*           $11.12     $ 0.18**     $(0.12)**   $ 0.06      $ (0.18)       $(0.03)      $ (0.21)     $10.97     0.58%
   2004             11.10       0.37**       0.21**      0.58        (0.37)        (0.19)        (0.56)      11.12     5.33
   2003             11.46       0.40        (0.14)       0.26        (0.40)        (0.22)        (0.62)      11.10     2.31
   2002             11.29       0.44         0.23        0.67        (0.44)        (0.06)        (0.50)      11.46     6.10
   2001             10.83       0.46         0.46        0.92        (0.46)           --         (0.46)      11.29     8.64
   2000             10.70       0.45         0.14        0.59        (0.45)        (0.01)        (0.46)      10.83     5.72
SHORT DURATION MUNICIPAL FUND
   CLASS A
   2005*           $10.02     $ 0.07**     $(0.07)**   $   --      $ (0.07)       $   --       $ (0.07)     $ 9.95     0.02%
   2004 (4)         10.00       0.10**         --**      0.10        (0.08)           --         (0.08)      10.02     0.96
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2005*           $10.85     $ 0.21**     $(0.11)**   $ 0.10      $ (0.21)       $(0.10)      $ (0.31)     $10.64     0.95%
   2004             10.84       0.44**       0.11**      0.55        (0.44)        (0.10)        (0.54)      10.85     5.12
   2003             10.95       0.48        (0.10)       0.38        (0.48)        (0.01)        (0.49)      10.84     3.48
   2002             10.73       0.47         0.22        0.69        (0.47)           --         (0.47)      10.95     6.62
   2001             10.37       0.49         0.36        0.85        (0.49)           --         (0.49)      10.73     8.35
   2000             10.29       0.48         0.09        0.57        (0.48)        (0.01)        (0.49)      10.37     5.76
   CLASS B
   2005*           $10.85     $ 0.21**     $(0.11)**   $ 0.10      $ (0.21)       $(0.10)      $ (0.31)     $10.64     1.01%
   2004             10.84       0.45**       0.11**      0.56        (0.45)        (0.10)        (0.55)      10.85     5.25
   2003             10.95       0.49        (0.10)       0.39        (0.49)        (0.01)        (0.50)      10.84     3.60
   2002             10.73       0.48         0.22        0.70        (0.48)           --         (0.48)      10.95     6.75
   2001             10.36       0.50         0.37        0.87        (0.50)           --         (0.50)      10.73     8.58
   2000             10.29       0.49         0.08        0.57        (0.49)        (0.01)        (0.50)      10.36     5.78


----------------------------------------------------------------------------------------
                                                 Ratio of
                                                 Expenses  Ratio of Net
                                   Ratio of    to Average    Investment
                     Net Assets    Expenses    Net Assets        Income  Portfolio
                  End of Period  to Average    (Excluding    to Average   Turnover
                  ($ Thousands)  Net Assets      Waivers)    Net Assets       Rate
----------------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2005*              $  8,010         0.35%         0.68%         1.32%       n/a
   2004                 12,364         0.35          0.68          0.74        n/a
   2003                 15,377         0.35          0.68          1.02        n/a
   2002                 34,387         0.35          0.69          1.38        n/a
   2001                 37,067         0.35          0.72          3.54        n/a
   2000                 69,575         0.35          0.69          3.68        n/a
   CLASS B
   2005*              $ 34,691         0.65%         0.73%         1.04%       n/a
   2004                 35,294         0.65          0.73          0.45        n/a
   2003                 28,174         0.65          0.73          0.69        n/a
   2002                 26,210         0.65          0.74          1.01        n/a
   2001 (3)              5,966         0.65          0.77          2.51        n/a
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2005*              $951,753         0.60%         0.86%         3.28%      9.27%
   2004                920,190         0.60          0.86          3.31      34.62
   2003                824,103         0.60          0.87          3.53      41.87
   2002                947,495         0.60          0.87          3.88      27.15
   2001                996,869         0.60          0.87          4.14      36.59
   2000                843,397         0.60          0.88          4.27      17.99
SHORT DURATION MUNICIPAL FUND
   CLASS A
   2005*              $ 89,053         0.60%         0.85%         1.44%      3.41%
   2004 (4)             67,979         0.60          0.88          1.31       8.39
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2005*              $ 55,866         0.60%         0.84%         3.89%      9.79%
   2004                 57,809         0.60          0.84          4.00      12.00
   2003                 56,268         0.60          0.85          4.35      19.73
   2002                 65,380         0.60          0.85          4.39      29.86
   2001                 58,855         0.60          0.85          4.61      34.80
   2000                 44,170         0.60          0.86          4.75      30.91
   CLASS B
   2005*              $ 47,018         0.48%         0.89%         4.01%      9.79%
   2004                 50,888         0.48          0.89          4.12      12.00
   2003                 61,992         0.48          0.90          4.47      19.73
   2002                 68,630         0.48          0.90          4.51      29.86
   2001                 70,867         0.48          0.90          4.73      34.80
   2000                 77,743         0.48          0.91          4.83      30.91

*   For the six month period ended February 28, 2005. All ratios for the period have been annualized.
**  Per share calculations were performed using average shares.
+   Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The California Tax Exempt Fund -- Class C Shares were offered beginning on June 26, 2000. All ratios for the period have been annualized.
(2) The Massachusetts Tax Free Money Market Fund commenced operations on May 16, 2001. All ratios for the period have been annualized.
(3) The Pennsylvania Tax Free Fund -- Class B shares were offered beginning on April 2, 2001. All ratios for the period have been annualized.
(4) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 83

Financial Highlights


For the six month period ended February 28, 2005 (Unaudited) and the years ended August 31,
For a Share Outstanding Throughout the Years
------------------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
                Net Asset              Unrealized                Dividends Distributions         Total
                   Value,        Net        Gains       Total     from Net      from Net     Dividends   Net Asset
                Beginning Investment  (Losses) on        from   Investment      Realized           and  Value, End    Total
                of Period     Income  Investments  Operations       Income         Gains Distributions   of Period  Return+
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2005*           $10.32      $0.17**     $(0.11)**    $0.06       $(0.17)       $(0.06)       $(0.23)     $10.15     0.62%
   2004             10.24       0.34**       0.25**      0.59        (0.34)        (0.17)        (0.51)      10.32     5.91
   2003             10.56       0.36        (0.11)       0.25        (0.36)        (0.21)        (0.57)      10.24     2.44
   2002             10.34       0.40         0.23        0.63        (0.40)        (0.01)        (0.41)      10.56     6.25
   2001              9.86       0.41         0.48        0.89        (0.41)           --         (0.41)      10.34     9.19
   2000              9.72       0.40         0.14        0.54        (0.40)           --         (0.40)       9.86     5.74
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2005*           $10.33      $0.16**     $(0.12)**    $0.04       $(0.16)       $(0.00)(1)    $(0.16)     $10.21     0.46%
   2004             10.32       0.32*        0.18*       0.50        (0.32)        (0.17)        (0.49)      10.33     4.96
   2003             10.60       0.35        (0.13)       0.22        (0.35)        (0.15)        (0.50)      10.32     2.06
   2002             10.40       0.38         0.22        0.60        (0.38)        (0.02)        (0.40)      10.60     5.91
   2001              9.95       0.40         0.45        0.85        (0.40)           --         (0.40)      10.40     8.78
   2000              9.86       0.39         0.09        0.48        (0.39)           --         (0.39)       9.95     4.99
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2005*           $10.64      $0.17**     $(0.13)**    $0.04       $(0.17)       $(0.06)       $(0.23)     $10.45     0.37%
   2004             10.47       0.35**       0.25**      0.60        (0.35)        (0.08)        (0.43)      10.64     5.82
   2003             10.67       0.36        (0.07)       0.29        (0.36)        (0.13)        (0.49)      10.47     2.78
   2002             10.50       0.39         0.19        0.58        (0.39)        (0.02)        (0.41)      10.67     5.70
   2001              9.96       0.41         0.55        0.96        (0.41)        (0.01)        (0.42)      10.50     9.80
   2000              9.77       0.39         0.19        0.58        (0.39)           --         (0.39)       9.96     6.15
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2005*           $10.45      $0.17**     $(0.06)**    $0.11       $(0.17)       $(0.02)       $(0.19)     $10.37     1.05%
   2004             10.34       0.34**       0.24**      0.58        (0.34)        (0.13)        (0.47)      10.45     5.78
   2003             10.72       0.36        (0.20)       0.16        (0.36)        (0.18)        (0.54)      10.34     1.48
   2002             10.67       0.41         0.16        0.57        (0.41)        (0.11)        (0.52)      10.72     5.55
   2001             10.27       0.42         0.40        0.82        (0.42)           --         (0.42)      10.67     8.20
   2000              9.96       0.40         0.31        0.71        (0.40)           --         (0.40)      10.27     7.39


------------------------------------------------------------------------------------------------------------------------------------
                                                Ratio of
                                                 Expenses  Ratio of Net
                                   Ratio of    to Average    Investment
                     Net Assets    Expenses    Net Assets        Income  Portfolio
                  End of Period  to Average    (Excluding    to Average   Turnover
                  ($ Thousands)  Net Assets      Waivers)    Net Assets       Rate
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2005*               $ 38,348        0.60%        0.86%          3.41%      8.03%
   2004                  41,249        0.60         0.86           3.35      33.60
   2003                  39,899        0.60         0.87           3.48      41.20
   2002                  41,688        0.60         0.87           3.84      33.27
   2001                  43,221        0.60         0.87           4.05      19.36
   2000                  31,964        0.60         0.88           4.19      24.62
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2005*               $ 72,503        0.60%        0.85%          3.20%     15.77%
   2004                  73,159        0.60         0.86           3.09      47.75
   2003                  62,708        0.60         0.87           3.31      35.06
   2002                  83,748        0.60         0.87           3.63      39.88
   2001                  74,785        0.60         0.87           3.99      24.57
   2000                  57,272        0.60         0.88           4.02      83.16
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2005*               $ 98,590        0.60%        0.86%          3.24%     11.86%
   2004                  97,570        0.60         0.86           3.27      17.22
   2003                  88,866        0.60         0.87           3.40      22.74
   2002                  86,313        0.60         0.87           3.73      17.57
   2001                  69,207        0.60         0.86           3.99      15.60
   2000                  49,299        0.60         0.88           4.10       2.97
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2005*               $185,982        0.60%        0.85%          3.37%      5.64%
   2004                 183,733        0.60         0.86           3.30      29.46
   2003                 179,552        0.60         0.86           3.40      60.61
   2002                 211,342        0.60         0.87           3.93      38.98
   2001                 211,061        0.60         0.88           4.07      42.81
   2000                 172,328        0.60         0.87           4.12      37.16

*   For the six month period ended February 28, 2005. All ratios for the period have been annualized.
**  Per share calculations were performed using average shares.
+   Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Amount represents less than $0.01 per share.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
84                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

Notes to Financial Statements (Unaudited)
February 28, 2005

1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with twelve funds ("Funds"): the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Massachusetts Tax Free Money Market, the Pennsylvania Tax Free, (each a "Fund", collectively "the Money Market Funds"), the Intermediate-Term Municipal, the Short Duration Municipal, the Pennsylvania Municipal Bond, the Massachusetts Municipal Bond, the New Jersey Municipal Bond, the New York Municipal Bond, and the California Municipal Bond (each a "Fund", collectively "the Fixed Income Funds"). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust`s prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conjunction with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2005, there were no fair valued securities in the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

EXPENSE OFFSET ARRANGEMENT -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly", if any.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 85

3. AGREEMENTS AND OTHERT RANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT -- SEI Investments Fund Management (the "Administrator"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), provides management, administrative, and shareholder services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

        Tax Free Fund                             .36%
        California Tax Exempt Fund                .23%
        Institutional Tax Free Fund               .36%
        Massachusetts Tax Free
          Money Market Fund                       .23%
        Pennsylvania Tax Free Fund                .36%
        Intermediate-Term Municipal Fund          .24%
        Short Duration Municipal Fund             .24%
        Pennsylvania Municipal Bond Fund          .20%
        Massachusetts Municipal Bond Fund         .24%
        New Jersey Municipal Bond Fund            .24%
        New York Municipal Bond Fund              .24%
        California Municipal Bond Fund            .24%

However, the Administrator has also voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

--------------------------------------------------------------------------------------------
                    California  Institutional  Massachusetts  Pennsylvania  Intermediate-
             Tax           Tax            Tax       Tax Free           Tax           Term
Fund        Free        Exempt           Free   Money Market          Free      Municipal
--------------------------------------------------------------------------------------------
Class A     .45%          .28%           .33%           .25%*         .35%           .60%
Class B      --           .58%*          .63%           .55%          .65%            --
Class C      --           .78%           .83%           .75%*          --             --
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
           Short  Pennsylvania  Massachusetts     New Jersey      New York     California
        Duration     Municipal      Municipal      Municipal     Municipal      Municipal
Fund   Municipal          Bond           Bond           Bond          Bond           Bond
--------------------------------------------------------------------------------------------
Class A     .60%          .60%           .60%           .60%          .60%           .60%
Class B      --           .48%            --             --            --            --
--------------------------------------------------------------------------------------------

*Class not currently operational.

Extraordinary expenses are not included within this expense cap. Therefore, during the year, expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

--------------------------------------------------------------------------------
                               Shareholder     Administrative
                                 servicing            service
Fund                                  fees               fees
--------------------------------------------------------------------------------
Tax Free -- Class A                    .25%                --
California Tax Exempt
   Class A                             .25%                --
   Class B                             .25%*              .05%*
   Class C                             .25%               .25%
Institutional Tax Free
   Class A                             .25%                --
   Class B                             .25%               .05%
   Class C                             .25%               .25%
Massachusetts Tax Free
   Money Market
   Class A                             .25%*               --*
   Class B                             .25%               .05%
   Class C                             .25%*              .25%*
Pennsylvania Tax Free
   Class A                             .25%                --
   Class B                             .25%               .05%
   Class C                             .25%*              .25%*
Intermediate-Term Municipal
   Class A                             .25%                --
Short Duration
   Municipal - Class A                 .25%                --
Pennsylvania Municipal Bond
   Class A                             .25%                --
   Class B                             .25%               .05%
Massachusetts Municipal Bond
   Class A                             .25%                --
New Jersey Municipal Bond
   Class A                             .25%                --
New York Municipal Bond
   Class A                             .25%                --
California Municipal Bond
   Class A                             .25%                --

*Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

OTHER TRANSACTIONS -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI



--------------------------------------------------------------------------------
86                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005
money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Funds. For its services SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. SIMC does not retain a fee for its services as Investment Adviser for these Funds.

Neuberger Berman Management Inc. ("NB") acts as the Sub- Adviser on behalf of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Massachusetts Tax Free Money Market, and Short Duration Municipal Funds. For its services, NB receives a monthly fee equal to an annual rate of .05% of the combined net assets up to $500 million, .04% on the next $500 million and ..03% of such assets in excess of $1 billion of the aforementioned money market funds.

Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Intermediate-Term, Pennsylvania, New York and Massachusetts Municipal Bond Funds, while McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Each Sub-Adviser is party to an investment sub-advisory agreement with SIMC. SIMC is responsible for the supervision of, and payment of fees to NB, MIM, and SMAM in connection with their services to the Funds.


5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended February 28, 2005, were as follows:
--------------------------------------------------------------------------------
       Intermediate-Term   Short Duration   Pennsylvania   Massachusetts
               Municipal        Municipal      Municipal       Municipal
                    Fund             Fund      Bond Fund       Bond Fund
           ($ Thousands)    ($ Thousands)  ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchases ..... $128,373          $16,502        $ 9,954          $3,121
Sales .........   82,535            1,708         10,710           5,305

--------------------------------------------------------------------------------
              New Jersey         New York     California
               Municipal        Municipal      Municipal
               Bond Fund        Bond Fund      Bond Fund
           ($ Thousands)     ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
Purchases ..... $ 11,196          $14,451        $10,201
Sales .........   12,328           11,228         10,975

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS


In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION


It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 87

8. FEDERAL TAX INFORMATION (CONTINUED)

As of August 31, 2004, the tax character of dividends and distributions paid during the last two periods were as follows:
--------------------------------------------------------------------------------
                         Tax-Exempt                      Long-term
                             Income  Ordinary Income  Capital Gain        Total
                       ($Thousands)    ($ Thousands) ($ Thousands) ($ Thousands)
-------------------------------------------------------------------------------

Tax Free Fund      2004     $ 5,223             $ --          $ --      $ 5,223
                   2003       8,077               --            --        8,077

California Tax     2004         169               --            --          169
  Exempt Fund      2003         276               --            --          276

Institutional Tax  2004       8,753               --            --        8,753
  Free Fund        2003      13,794               --            --       13,794

Massachusetts
  Tax Free
  Money Market     2004         321               --            --          321
  Fund             2003         558               --            --          558

Pennsylvania Tax   2004         223               --            --          223
  Free Fund        2003         453               --            --          453

Intermediate-Term
  Municipal        2004      29,414            1,921        12,634       43,969
  Fund             2003      30,013              664        15,548       46,225

Short Duration
  Municipal
  Fund             2004         187               --            --          187

Pennsylvania
  Municipal        2004       4,675               18         1,087        5,780
  Bond Fund        2003       5,537               --            86        5,623

Massachusetts
  Municipal        2004       1,384               96           557        2,037
  Bond Fund        2003       1,406               34           757        2,197

New Jersey
  Municipal        2004       2,141               --         1,068        3,209
  Bond Fund        2003       2,409              133           910        3,452

New York
  Municipal        2004       3,291               10           569        3,870
  Bond Fund        2003       2,933                1           981        3,915

California
  Municipal        2004       6,059              164         2,133        8,356
  Bond Fund        2003       6,472                2         3,127        9,601



--------------------------------------------------------------------------------
88                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

As of August 31, 2004, the components of Distributable Earnings/(Accumulated Losses) were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Total
                             Undistributed                                                                           Distributable
                         (Distributions in  Undistributed                                                     Other      Earnings/
                           Excess of) Tax-      Long-Term   Capital Loss  Post-October     Unrealized     Temporary   (Accumulated
                             Exempt Income   Capital Gain  Carryforwards        Losses   Appreciation   Differences        Losses)
                             ($ Thousands)  ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                          $(6)        $   --           $(38)         $(35)       $    --          $ --        $   (79)
California Tax Exempt Fund              --             --            (27)           (1)            --            --            (28)
Institutional Tax Free Fund             --             --            (43)           (6)            --            (2)           (51)
Massachusetts Tax Free Money
  Market Fund                           (1)            --             --            (4)            --            --             (5)
Pennsylvania Tax Free Fund              --             --            (19)           (1)            --            --            (20)
Intermediate-Term Municipal Fund        17          1,219             --            --         33,547            --         34,783
Short Duration Municipal Fund            3             --             --           (12)            95            --             86
Pennsylvania Municipal Bond Fund         4            662             --            --          5,488            --          6,154
Massachusetts Municipal Bond Fund        1            187             --            --          1,730            --          1,918
New Jersey Municipal Bond Fund           2             --             --           (16)         2,884            --          2,870
New York Municipal Bond Fund             2            289             --            --          4,551            --          4,842
California Municipal Bond Fund          --            191             --            --          8,491            --          8,682

Post-October losses represent losses realized on investment transactions from November 1, 2003 through August 31, 2004, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Total Capital
                                                                                                                                Loss
             Expires       Expires       Expires       Expires       Expires       Expires       Expires       Expires  Carryforward
                2012          2011          2010          2009          2008          2007          2006          2005       8/31/04
       ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund    $--           $--           $ 1           $12           $17           $ 7           $ 1           $--           $38
California Tax
  Exempt Fund     --            15             2             2            --             2            --             6            27
Institutional
  Tax Free Fund   --            --             1             7            23            12            --            --            43
Pennsylvania Tax
  Free Fund       --            --            --            --            --             4             4            11            19

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

During the year ended August 31, 2004, the following Fund utilized capital loss carryforwards to offset realized capital gains:
--------------------------------------------------------------------------------
                                                      Amount
                                               ($ Thousands)
--------------------------------------------------------------------------------
Institutional Tax Free Fund                               $1

At February 28, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds are as follows:

----------------------------------------------------------------------------------------------------------------------
                                                      Aggregate Gross       Aggregate Gross        Net Unrealized
                                                           Unrealized            Unrealized          Appreciation
                              Federal Tax Cost           Appreciation          Depreciation        (Depreciation)
                                 ($ Thousands)          ($ Thousands)         ($ Thousands)         ($ Thousands)
----------------------------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund      $933,161                $24,038               $(2,522)              $21,516
Short Duration Municipal Fund           91,044                     18                  (391)                 (373)
Pennsylvania Municipal Bond Fund        99,535                  4,160                  (203)                3,957
Massachusetts Municipal Bond Fund       37,041                  1,294                  (113)                1,181
New Jersey Municipal Bond Fund          69,671                  2,155                  (120)                2,035
New York Municipal Bond Fund            95,740                  3,124                  (166)                2,958
California Municipal Bond Fund         177,066                  7,071                  (127)                6,944


At February 28, 2005, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 89

9. SHARE TRANSACTIONS (Thousands):

-----------------------------------------------------------------------------------------------------------------------------------
                                                              CALIFORNIA               INSTITUTIONAL           MASSACHUSETTS
                                     TAX FREE                 TAX EXEMPT                  TAX FREE             TAX FREE MONEY
                                       FUND                      FUND                       FUND                 MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                             09/01/04 to  09/01/03 to  09/01/04 to  09/01/03 to  09/01/04 to  09/01/03 to  09/01/04 to  09/01/03 to
                                02/28/05     08/31/04     02/28/05     08/31/04     02/28/05     08/31/04     02/28/05     08/31/04
------------------------------------------------------------------------------------------------------------------------------------

Shares Issued and Redeemed:
   CLASS A:
   Shares Issued               2,359,713    5,023,669       92,324       76,862    2,601,169    5,516,749           --           --
   Shares Issued in Lieu of
     Cash Distributions            2,334        2,450          149           93        1,683        2,349           --           --
   Shares Redeemed            (2,382,928)  (5,128,320)     (78,211)     (77,461)  (2,600,359)  (5,768,778)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions    (20,881)    (102,201)      14,262         (506)       2,493     (249,680)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                      --           --           --           --      427,501      859,978      279,720      400,145
   Shares Issued in Lieu of
     Cash Distributions               --           --           --           --          859          822           27            6
   Shares Redeemed                    --           --           --           --     (388,735)    (873,190)    (265,825)    (409,312)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions         --           --           --           --       39,625      (12,390)      13,922       (9,161)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                      --           --        1,867        5,709      116,500      384,103           --           --
   Shares Redeemed                    --           --       (1,504)      (6,304)    (125,410)    (391,990)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions         --           --          363         (595)      (8,910)      (7,887)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares              (20,881)    (102,201)      14,625       (1,101)      33,208     (269,957)      13,922       (9,161)
====================================================================================================================================

(1) The Short Duration Municipal Fund -- Class A commenced operations on November 13, 2003.


Amounts designated as "--" are either $0 or have been rounded to $0.



--------------------------------------------------------------------------------
90                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                             INTERMEDIATE-            SHORT DURATION            PENNSYLVANIA
                                  PENNSYLVANIA              TERM MUNICIPAL              MUNICIPAL                 MUNICIPAL
                                  TAX FREE FUND                  FUND                    FUND (1)                  BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                             09/01/04 to  09/01/03 to  09/01/04 to  09/01/03 to  09/01/04 to  11/13/03 to  09/01/04 to  09/01/03 to
                                02/28/05     08/31/04     02/28/05     08/31/04     02/28/05     08/31/04     02/28/05     08/31/04
------------------------------------------------------------------------------------------------------------------------------------

Shares Issued and Redeemed:
    CLASS A:
    Shares Issued                  7,688       35,521       13,782       29,082        4,885        7,156          503        1,789
    Shares Issued in Lieu of
      Cash Distributions               8           18        1,483        3,551           54           19          148          257
    Shares Redeemed              (12,050)     (38,552)     (11,261)     (24,114)      (2,776)        (391)        (727)      (1,909)
 -----------------------------------------------------------------------------------------------------------------------------------
    Total Class A Transactions    (4,354)      (3,013)       4,004        8,519        2,163        6,784          (76)         137
 -----------------------------------------------------------------------------------------------------------------------------------
    CLASS B:
    Shares Issued                 75,456       77,986           --           --           --           --          251          793
    Shares Issued in Lieu of
      Cash Distributions              98          109           --           --           --           --           38           59
    Shares Redeemed              (76,160)     (70,974)          --           --           --           --         (560)      (1,883)
------------------------------------------------------------------------------------------------------------------------------------
    Total Class B Transactions      (606)       7,121           --           --           --           --         (271)      (1,031)
------------------------------------------------------------------------------------------------------------------------------------
    CLASS C:
    Shares Issued                     --           --           --           --           --           --           --           --
    Shares Redeemed                   --           --           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
    Total Class C Transactions        --           --           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in
      Capital Shares              (4,960)       4,108        4,004        8,519        2,163        6,784         (347)        (894)
====================================================================================================================================



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 91

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)



9. SHARE TRANSACTIONS (Thousands) (Concluded):

------------------------------------------------------------------------------------------------------------------------------------
                                    MASSACHUSETTS             NEW JERSEY                NEW YORK                  CALIFORNIA
                                      MUNICIPAL                MUNICIPAL                MUNICIPAL                  MUNICIPAL
                                      BOND FUND                BOND FUND                BOND FUND                  BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                             09/01/04 to  09/01/03 to  09/01/04 to  09/01/03 to  09/01/04 to  09/01/03 to  09/01/04 to  09/01/03 to
                                02/28/05     08/31/04     02/28/05     08/31/04     02/28/05     08/31/04     02/28/05     08/31/04
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Shares Issued                     292        1,093          866        2,644        1,115        2,721        1,887        4,364
   Shares Issued in Lieu of
     Cash Distributions               84          179          111          296          192          348          299          744
   Shares Redeemed                  (598)      (1,169)        (956)      (1,935)      (1,049)      (2,386)      (1,822)      (4,906)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease)
     in Capital Shares              (222)         103           21        1,005          258          683          364          202
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
92                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2005



Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 93

                   BEGINNING     ENDING                EXPENSES
                    ACCOUNT      ACCOUNT   ANNUALIZED    PAID
                     VALUE        VALUE      EXPENSE    DURING
                     9/1/04      2/28/05     RATIOS     PERIOD*
----------------------------------------------------------------
TAX FREE FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,006.00     0.45%     $2.24
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,022.56     0.45%     $2.26
----------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,002.40     0.28%     $1.39
Class C            1,000.00      1,004.30     0.78       3.88
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,023.41     0.28%     $1.40
Class C            1,000.00      1,020.93     0.78       3.91
----------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,006.70     0.33%     $1.64
Class B            1,000.00      1,005.20     0.63       3.13
Class C            1,000.00      1,004.20     0.83       4.12
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,023.16     0.33%     $1.66
Class B            1,000.00      1,021.67     0.63       3.16
Class C            1,000.00      1,020.68     0.83       4.16
----------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class B           $1,000.00     $1,005.30     0.55%     $2.73
HYPOTHETICAL 5% RETURN
Class B           $1,000.00     $1,022.07     0.55%     $2.76
----------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,006.60     0.35%     $1.74
Class B            1,000.00      1,005.10     0.65       3.23
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,023.06     0.35%     $1.76
Class B            1,000.00      1,021.57     0.65       3.26
----------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,005.80     0.60%     $2.98
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,021.82     0.60%     $3.01



                   BEGINNING     ENDING                EXPENSES
                    ACCOUNT      ACCOUNT   ANNUALIZED    PAID
                     VALUE        VALUE      EXPENSE    DURING
                     9/1/04      2/28/05     RATIOS     PERIOD*
----------------------------------------------------------------
SHORT DURATION MUNICIPAL FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,000.20     0.60%     $2.98
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,021.82     0.60%     $3.01
----------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,009.50     0.60%     $2.99
Class B            1,000.00      1,010.10     0.48       2.39
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,021.82     0.60%     $3.01
Class B            1,000.00      1,022.41     0.48       2.41
----------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,006.20     0.60%     $2.98
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,021.82     0.60%     $3.01
----------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,004.60     0.60%     $2.98
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,021.82     0.60%     $3.01
----------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,003.70     0.60%     $2.98
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,021.82     0.60%     $3.01
----------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00     $1,010.50     0.60%     $2.99
HYPOTHETICAL 5% RETURN
Class A           $1,000.00     $1,021.82     0.60%     $3.01


*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY
 THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).



--------------------------------------------------------------------------------
94                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005

Shareholder Voting Results (Unaudited)


At a special meeting held on October 27, 2004, the shareholders of the Trust voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1:          To elect Trustees of the Trust


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
Rosemarie B. Greco

Affirmative          1,303,919,678.389                    59.205%                           99.834%
Withhold                 2,168,387.747                      .098%                             .166%

TOTAL                1,306,088,066.136                    59.303%                          100.000%

Nina Lesavoy

Affirmative          1,304,019,468.840                    59.209%                           99.842%
Withhold                 2,068,597.296                      .094%                             .158%

TOTAL                1,306,088,066.136                    59.303%                          100.000%

James M. Williams

Affirmative          1,304,028,390.785                    59.210%                           99.842%
Withhold                 2,059,675.351                      .093%                             .158%

TOTAL                1,306,088,066.136                    59.303%                          100.000%


PROPOSAL 2:          To approve a `manager of managers' structure for the Tax Free, California Tax
                     Exempt, Institutional Tax Free, and Pennsylvania Tax Free Funds.

TAX FREE FUND

Affirmative            523,745,414.491                    66.308%                           93.472%
Against                 34,677,440.412                     4.391%                            6.189%
Abstain                  1,898,808.437                      .240%                             .339%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

INSTITUTIONAL TAX FREE FUND

Affirmative            451,596,734.600                    39.416%                           72.585%
Against                170,221,339.000                    14.857%                           27.360%
Abstain                    341,064.000                      .030%                             .055%

TOTAL                  622,159,137.600                    54.303%                          100.000%

CALIFORNIA TAX EXEMPT FUND

Affirmative             11,494,401.920                    51.552%                           86.299%
Against                  1,824,840.000                     8.185%                           13.701%
Abstain                            000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 95


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

PENNSYLVANIA TAX FREE FUND

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

PROPOSAL 3:          To approve SIMC as investment adviser for the Tax Free, California Tax Exempt,
                     Institutional Tax Free, and Pennsylvania Tax Free Funds and to approve an investment advisory agreement with SIMC and these Funds.

TAX FREE FUND

Affirmative            558,129,729.490                    70.662%                           99.609%
Against                    279,274.658                      .035%                             .050%
Abstain                  1,912,659.192                      .242%                             .341%

TOTAL                  560,321,664.340                    70.939%                          100.000%

INSTITUTIONAL TAX FREE FUND

Affirmative            615,819,373.600                    53.750%                           98.981%
Against                  6,004,600.000                      .524%                             .965%
Abstain                    335,164.000                      .029%                             .054%

TOTAL                  622,159,137.600                    54.303%                          100.000%

CALIFORNIA TAX EXEMPT FUND

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

PENNSYLVANIA TAX FREE FUND

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%



PROPOSAL 4:          To approve eliminating or reclassifying certain fundamental policies and restrictions for all Funds.

TAX FREE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative            557,807,333.978                    70.621%                           99.551%
Against                    572,860.828                      .072%                             .103%
Abstain                  1,941,468.534                      .246%                             .346%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%




--------------------------------------------------------------------------------
96                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

4(b) Fundamental Policy Regarding Concentration

Affirmative            557,770,040.051                    70.616%                           99.545%
Against                    584,040.828                      .074%                             .104%
Abstain                  1,967,582.461                      .249%                             .351%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative            557,697,645.124                    70.607%                           99.532%
Against                    664,910.755                      .084%                             .118%
Abstain                  1,959,107.461                      .248%                             .350%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative            557,601,543.174                    70.595%                           99.515%
Against                    678,340.755                      .086%                             .121%
Abstain                  2,041,779.411                      .258%                             .364%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative            555,377,734.404                    70.313%                           99.118%
Against                  3,020,202.231                      .383%                             .539%
Abstain                  1,923,726.705                      .243%                             .343%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative            557,786,063.221                    70.618%                           99.547%
Against                    590,333.414                      .075%                             .106%
Abstain                  1,945,266.705                      .246%                             .347%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative            557,620,668.978                    70.597%                           99.518%
Against                    921,503.999                      .117%                             .164%
Abstain                  1,779,490.363                      .225%                             .318%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 97


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

4(h) Fundamental Policy Regarding Short Sales

Affirmative            555,609,801.978                    70.343%                           99.159%
Against                  2,943,766.828                      .372%                             .525%
Abstain                  1,768,094.534                      .224%                             .316%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative            557,568,637.051                    70.591%                           99.509%
Against                    965,735.828                      .122%                             .172%
Abstain                  1,787,290.461                      .226%                             .319%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative            557,606,019.124                    70.595%                           99.515%
Against                    922,972.755                      .117%                             .165%
Abstain                  1,792,671.461                      .227%                             .320%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative            554,833,861.174                    70.244%                           99.021%
Against                  3,687,145.755                      .467%                             .658%
Abstain                  1,800,656.411                      .228%                             .321%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative            557,400,289.404                    70.569%                           99.479%
Against                  1,129,448.231                      .143%                             .201%
Abstain                  1,791,925.705                      .227%                             .320%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative            557,555,392.221                    70.589%                           99.506%
Against                  1,001,225.414                      .127%                             .179%
Abstain                  1,765,045.705                      .223%                             .315%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%




--------------------------------------------------------------------------------
98                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative            557,593,022.978                    70.594%                           99.513%
Against                    875,859.999                      .110%                             .156%
Abstain                  1,852,780.363                      .235%                             .331%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

4(p) Fundamental Policy Making all Investments Limitations in Prospectus Fundamental

Affirmative            555,158,258.978                    70.285%                           99.078%
Against                  3,397,974.999                      .431%                             .607%
Abstain                  1,765,429.363                      .223%                             .315%
Broker Non-votes                 1.000                      .000%                             .000%

TOTAL                  560,321,664.340                    70.939%                          100.000%

CALIFORNIA TAX EXEMPT FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                            000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                 99


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%


TOTAL                   13,319,241.920                    59.737%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%


TOTAL                   13,319,241.920                    59.737%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%




--------------------------------------------------------------------------------
100                SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(m) Fundamental Policy Regarding Investments in Options

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

4(p) Fundamental Policy Making all Investments Limitations in Prospectus Fundamental

Affirmative             13,319,241.920                    59.737%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   13,319,241.920                    59.737%                          100.000%

INSTITUTIONAL TAX FREE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative            615,327,020.600                    53.707%                           98.902%
Against                  6,467,404.000                      .564%                            1.039%
Abstain                    364,713.000                      .032%                             .059%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative            615,333,007.600                    53.707%                           98.903%
Against                  6,467,404.000                      .565%                            1.039%
Abstain                    358,726.000                      .031%                             .058%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative            615,190,148.600                    53.695%                           98.880%
Against                  6,611,178.000                      .577%                            1.062%
Abstain                    357,811.000                      .031%                             .058%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative            615,178,622.600                    53.694%                           98.878%
Against                  6,611,178.000                      .577%                            1.063%
Abstain                    369,337.000                      .032%                             .059%

TOTAL                  622,159,137.600                    54.303%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                101


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative            614,860,520.600                    53.666%                           98.827%
Against                  6,933,904.000                      .605%                            1.114%
Abstain                    364,713.000                      .032%                             .059%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative            615,282,932.600                    53.703%                           98.895%
Against                  6,501,954.000                      .567%                            1.045%
Abstain                    374,251.000                      .033%                             .060%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative            615,328,993.600                    53.707%                           98.902%
Against                  6,465,431.000                      .564%                            1.039%
Abstain                    364,713.000                      .032%                             .059%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative            614,917,251.600                    53.671%                           98.836%
Against                  6,884,075.000                      .601%                            1.106%
Abstain                    357,811.000                      .031%                             .058%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative            615,204,174.600                    53.696%                           98.882%
Against                  6,585,626.000                      .575%                            1.059%
Abstain                    369,337.000                      .032%                             .059%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative            615,322,362.600                    53.706%                           98.901%
Against                  6,467,438.000                      .565%                            1.040%
Abstain                    369,337.000                      .032%                             .059%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative            612,649,751.600                    53.473%                           98.472%
Against                  9,134,645.000                      .797%                            1.468%
Abstain                    374,741.000                      .033%                             .060%

TOTAL                  622,159,137.600                    54.303%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                102


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative            615,220,367.600                    53.697%                           98.885%
Against                  6,584,126.000                      .575%                            1.058%
Abstain                    354,644.000                      .031%                             .057%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative            615,303,879.600                    53.705%                           98.898%
Against                  6,500,614.000                      .567%                            1.045%
Abstain                    354,644.000                      .031%                             .057%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative            615,319,586.600                    53.706%                           98.901%
Against                  6,484,907.000                      .566%                            1.042%
Abstain                    354,644.000                      .031%                             .057%

TOTAL                  622,159,137.600                    54.303%                          100.000%

4(p) Fundamental Policy Making all Investments Limitations in Prospectus Fundamental

Affirmative            614,790,838.600                    53.660%                           98.816%
Against                  6,993,559.000                      .610%                            1.124%
Abstain                    374,740.000                      .033%                             .060%

TOTAL                  622,159,137.600                    54.303%                          100.000%

MASSACHUSETTS TAX FREE MONEY MARKET FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative             56,330,963.000                    89.455%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   56,330,963.000                    89.455%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             56,330,963.000                    89.455%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   56,330,963.000                    89.455%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             56,330,963.000                    89.455%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   56,330,963.000                    89.455%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                103


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             56,330,963.000                    89.455%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   56,330,963.000                    89.455%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative             56,330,963.000                    89.455%                          100.000%
Against                           .000                      .000%                             .000%
Abstain                           .000                      .000%                             .000%

TOTAL                   56,330,963.000                    89.455%                          100.000%

PENNSYLVANIA TAX FREE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%


4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                104


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%
TOTAL                   35,923,708.090                    80.073%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                105


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

4(m) Fundamental Policy Regarding Investments in Options

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

4(p) Fundamental Policy Making all Investments Limitations in Prospectus Fundamental

Affirmative             35,894,579.090                    80.008%                           99.919%
Against                           .000                      .000%                             .000%
Abstain                     29,129.000                      .065%                             .081%

TOTAL                   35,923,708.090                    80.073%                          100.000%

INTERMEDIATE-TERM MUNICIPAL FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             43,838,115.325                    53.088%                           96.120%
Against                    174,480.094                      .212%                             .382%
Abstain                    430,624.450                      .521%                             .945%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             43,764,701.374                    52.999%                           95.959%
Against                    274,103.483                      .332%                             .601%
Abstain                    404,415.012                      .490%                             .887%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative             43,516,114.760                    52.698%                           95.414%
Against                    495,484.603                      .600%                            1.086%
Abstain                    431,620.506                      .523%                             .947%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                106


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

4(d) Fundamental Policy Regarding Lending

Affirmative             43,540,842.064                    52.728%                           95.468%
Against                    503,213.747                      .610%                            1.103%
Abstain                    399,164.058                      .483%                             .876%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative             43,701,520.619                    52.923%                           95.820%
Against                    312,554.159                      .378%                             .686%
Abstain                    429,145.091                      .520%                             .940%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative             43,755,438.381                    52.988%                           95.938%
Against                    258,045.398                      .313%                             .566%
Abstain                    429,736.090                      .520%                             .942%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             43,756,646.110                    52.990%                           95.941%
Against                    241,820.711                      .292%                             .530%
Abstain                    444,753.048                      .539%                             .975%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative             43,627,173.221                    52.833%                           95.657%
Against                    371,966.061                      .450%                             .816%
Abstain                    444,080.587                      .538%                             .973%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative             43,479,524.570                    52.654%                           95.333%
Against                    505,583.764                      .612%                            1.109%
Abstain                    458,111.535                      .555%                            1.004%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                107


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative             43,829,164.629                    53.077%                           96.100%
Against                    217,564.221                      .264%                             .477%
Abstain                    396,491.019                      .480%                             .869%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative             43,583,794.005                    52.780%                           95.562%
Against                    449,394.731                      .545%                             .985%
Abstain                    410,031.133                      .496%                             .899%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative             43,491,489.642                    52.669%                           95.360%
Against                    529,954.440                      .641%                            1.162%
Abstain                    421,775.787                      .511%                             .925%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative             43,842,884.380                    53.094%                           96.130%
Against                    267,045.823                      .323%                             .586%
Abstain                    333,289.666                      .404%                             .730%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             43,819,754.155                    53.066%                           96.079%
Against                    212,811.940                      .258%                             .467%
Abstain                    410,653.774                      .497%                             .900%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative             43,425,819.597                    52.589%                           95.216%
Against                    603,019.554                      .730%                            1.322%
Abstain                    414,380.718                      .502%                             .909%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%




--------------------------------------------------------------------------------
108                SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(s) Fundamental Policy that the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds Must
     Abide by their Maturity Restrictions and Invest Solely in Investments Permitted by their Prospectus and Statement of Additional Information.

Affirmative             43,699,769.498                    52.921%                           95.816%
Against                    385,638.993                      .467%                             .846%
Abstain                    357,811.378                      .433%                             .784%
Broker Non-votes         1,164,619.000                     1.410%                            2.554%

TOTAL                   45,607,838.869                    55.231%                          100.000%

SHORT DURATION MUNICIPAL FUND

4(a) Fundamental Policies Regarding Diversification

Affirmative              4,122,278.831                    66.361%                           99.790%
Against                           .000                      .000%                             .000%
Abstain                      8,692.169                      .140%                             .210%

TOTAL                    4,130,971.000                    66.501%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative              4,122,278.831                    66.361%                           99.790%
Against                           .000                      .000%                             .000%
Abstain                      8,692.169                      .140%                             .210%

TOTAL                    4,130,971.000                    66.501%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              4,122,278.831                    66.361%                           99.790%
Against                           .000                      .000%                             .000%
Abstain                      8,692.169                      .140%                             .210%

TOTAL                    4,130,971.000                    66.501%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              4,122,278.831                    66.361%                           99.790%
Against                           .000                      .000%                             .000%
Abstain                      8,692.169                      .140%                             .210%

TOTAL                    4,130,971.000                    66.501%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              4,122,278.831                    66.361%                           99.790%
Against                           .000                      .000%                             .000%
Abstain                      8,692.169                      .140%                             .210%

TOTAL                    4,130,971.000                    66.501%                          100.000%

4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative              4,122,278.831                    66.361%                           99.790%
Against                           .000                      .000%                             .000%
Abstain                      8,692.169                      .140%                             .210%

TOTAL                    4,130,971.000                    66.501%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                109


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
PENNSYLVANIA MUNICIPAL BOND FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative              5,863,477.952                    58.452%                           94.337%
Against                     49,889.000                      .497%                             .803%
Abstain                     32,619.000                      .326%                             .524%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative              5,869,098.952                    58.508%                           94.428%
Against                     49,889.000                      .497%                             .802%
Abstain                     26,998.000                      .270%                             .435%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative              5,864,825.952                    58.465%                           94.359%
Against                     49,889.000                      .498%                             .803%
Abstain                     31,271.000                      .312%                             .503%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              5,865,452.952                    58.472%                           94.369%
Against                     49,889.000                      .497%                             .803%
Abstain                     30,644.000                      .306%                             .493%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative              5,864,648.952                    58.464%                           94.356%
Against                     50,693.000                      .505%                             .816%
Abstain                     30,644.000                      .306%                             .493%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative              5,865,108.952                    58.468%                           94.364%
Against                     50,233.000                      .501%                             .808%
Abstain                     30,644.000                      .306%                             .493%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%




--------------------------------------------------------------------------------
110                SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              5,865,254.952                    58.470%                           94.366%
Against                     50,087.000                      .499%                             .806%
Abstain                     30,644.000                      .306%                             .493%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative              5,864,021.952                    58.457%                           94.346%
Against                     50,693.000                      .506%                             .816%
Abstain                     31,271.000                      .312%                             .503%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative              5,864,648.952                    58.464%                           94.356%
Against                     50,693.000                      .505%                             .816%
Abstain                     30,644.000                      .306%                             .493%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative              5,868,294.952                    58.500%                           94.415%
Against                     50,693.000                      .505%                             .815%
Abstain                     26,998.000                      .270%                             .435%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative              5,852,287.952                    58.340%                           94.157%
Against                     57,501.000                      .574%                             .925%
Abstain                     36,197.000                      .361%                             .583%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative              5,864,021.952                    58.457%                           94.346%
Against                     51,320.000                      .512%                             .826%
Abstain                     30,644.000                      .306%                             .493%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                111


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

4(m) Fundamental Policy Regarding Investments in Options

Affirmative              5,865,047.952                    58.468%                           94.363%
Against                     53,940.000                      .537%                             .867%
Abstain                     26,998.000                      .270%                             .435%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              5,864,365.952                    58.461%                           94.352%
Against                     50,349.000                      .502%                             .810%
Abstain                     31,271.000                      .312%                             .503%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative              5,861,891.952                    58.436%                           94.312%
Against                     53,450.000                      .533%                             .860%
Abstain                     30,644.000                      .306%                             .493%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey
     Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in
     Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes

Affirmative              5,866,058.952                    58.478%                           94.379%
Against                     49,283.000                      .491%                             .793%
Abstain                     30,644.000                      .306%                             .493%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

4(s) Fundamental Policy that the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds Must
     Abide by their Maturity Restrictions and Invest Solely in Investments Permitted by their Prospectus and Statement of Additional Information

Affirmative              5,867,416.952                    58.491%                           94.401%
Against                     49,283.000                      .492%                             .793%
Abstain                     29,286.000                      .292%                             .471%
Broker Non-votes           269,451.000                     2.686%                            4.335%

TOTAL                    6,215,436.952                    61.961%                          100.000%

MASSACHUSETTS MUNICIPAL BOND FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative              2,666,021.171                    66.814%                           98.661%
Against                           .000                      .000%                             .000%
Abstain                     36,187.000                      .907%                            1.339%

TOTAL                    2,702,208.171                    67.721%                          100.000%




--------------------------------------------------------------------------------
112                SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              2,659,386.171                    66.647%                           98.415%
Against                      6,635.000                      .167%                             .246%
Abstain                     36,187.000                      .907%                            1.339%

TOTAL                    2,702,208.171                    67.721%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              2,662,497.171                    66.725%                           98.530%
Against                      3,524.000                      .089%                             .131%
Abstain                     36,187.000                      .907%                            1.339%

TOTAL                    2,702,208.171                    67.721%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              2,662,497.171                    66.725%                           98.530%
Against                      3,524.000                      .089%                             .131%
Abstain                     36,187.000                      .907%                            1.339%

TOTAL                    2,702,208.171                    67.721%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              2,662,497.171                    66.725%                           98.530%
Against                      3,524.000                      .089%                             .131%
Abstain                     36,187.000                      .907%                            1.339%

TOTAL                    2,702,208.171                    67.721%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              2,655,862.171                    66.559%                           98.285%
Against                     10,159.000                      .255%                             .376%
Abstain                     36,187.000                      .907%                            1.339%

TOTAL                    2,702,208.171                    67.721%                          100.000%

4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey
     Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in
     Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes.

Affirmative              2,668,245.171                    66.869%                           98.743%
Against                           .000                      .000%                             .000%
Abstain                     33,963.000                      .852%                            1.257%

TOTAL                    2,702,208.171                    67.721%                          100.000%

NEW JERSEY MUNICIPAL BOND FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative              3,899,112.829                    55.294%                           96.650%
Against                     84,391.000                     1.197%                            2.092%
Abstain                     50,741.000                      .719%                            1.258%

TOTAL                    4,034,244.829                    57.210%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                113


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              3,899,112.829                    55.294%                           96.650%
Against                     84,391.000                     1.197%                            2.092%
Abstain                     50,741.000                      .719%                            1.258%

TOTAL                    4,034,244.829                    57.210%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              3,901,136.829                    55.322%                           96.701%
Against                     84,391.000                     1.197%                            2.091%
Abstain                     48,717.000                      .691%                            1.208%

TOTAL                    4,034,244.829                    57.210%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              3,900,543.829                    55.314%                           96.686%
Against                     82,960.000                     1.177%                            2.056%
Abstain                     50,741.000                      .719%                            1.258%

TOTAL                    4,034,244.829                    57.210%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              3,900,543.829                    55.314%                           96.686%
Against                     82,960.000                     1.177%                            2.056%
Abstain                     50,741.000                      .719%                            1.258%

TOTAL                    4,034,244.829                    57.210%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              3,900,543.829                    55.314%                           96.686%
Against                     82,960.000                     1.177%                            2.056%
Abstain                     50,741.000                      .719%                            1.258%

TOTAL                    4,034,244.829                    57.210%                          100.000%

4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey
     Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in
     Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes

Affirmative              3,968,694.829                    56.281%                           98.375%
Against                     14,809.000                      .210%                             .367%
Abstain                     50,741.000                      .719%                            1.258%

TOTAL                    4,034,244.829                    57.210%                          100.000%

NEW YORK MUNICIPAL BOND FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative              5,138,334.505                    55.874%                           97.412%
Against                     30,655.000                      .333%                             .581%
Abstain                    104,668.000                     1.138%                            1.984%
Broker Non-votes             1,194.000                      .013%                             .023%

TOTAL                    5,274,851.505                    57.358%                          100.000%


--------------------------------------------------------------------------------
114                SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              5,135,666.505                    55.845%                           97.361%
Against                     33,323.000                      .362%                             .632%
Abstain                    104,668.000                     1.138%                            1.984%
Broker Non-votes             1,194.000                      .013%                             .023%

TOTAL                    5,274,851.505                    57.358%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              5,121,483.505                    55.690%                           97.092%
Against                     30,655.000                      .334%                             .582%
Abstain                    121,519.000                     1.321%                            2.303%
Broker Non-votes             1,194.000                      .013%                             .023%

TOTAL                    5,274,851.505                    57.358%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              5,138,334.505                    55.874%                           97.412%
Against                     30,655.000                      .333%                             .581%
Abstain                    104,668.000                     1.138%                            1.984%
Broker Non-votes             1,194.000                      .013%                             .023%

TOTAL                    5,274,851.505                    57.358%                          100.000%


4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              5,138,334.505                    55.874%                           97.412%
Against                     30,655.000                      .333%                             .581%
Abstain                    104,668.000                     1.138%                            1.984%
Broker Non-votes             1,194.000                      .013%                             .023%

TOTAL                    5,274,851.505                    57.358%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              5,155,932.505                    56.065%                           97.746%
Against                     33,323.000                      .362%                             .631%
Abstain                     84,402.000                      .918%                            1.601%
Broker Non-votes             1,194.000                      .013%                             .023%

TOTAL                    5,274,851.505                    57.358%                          100.000%

4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey
     Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in
     Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes

Affirmative              5,121,483.505                    55.690%                           97.092%
Against                     30,655.000                      .334%                             .582%
Abstain                    121,519.000                     1.321%                            2.303%
Broker Non-votes             1,194.000                      .013%                             .023%

TOTAL                    5,274,851.505                    57.358%                          100.000%



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                115


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------
CALIFORNIA MUNICIPAL BOND FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative              9,130,858.000                    51.835%                           97.473%
Against                     86,385.000                      .490%                             .922%
Abstain                    104,564.000                      .594%                            1.116%
Broker Non-votes            45,791.000                      .260%                             .489%

TOTAL                    9,367,598.000                    53.179%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              9,149,883.000                    51.943%                           97.676%
Against                     66,107.000                      .375%                             .706%
Abstain                    105,817.000                      .601%                            1.129%
Broker Non-votes            45,791.000                      .260%                             .489%

TOTAL                    9,367,598.000                    53.179%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              9,126,433.000                    51.810%                           97.426%
Against                     90,914.000                      .516%                             .970%
Abstain                    104,460.000                      .593%                            1.116%
Broker Non-votes            45,791.000                      .260%                             .489%

TOTAL                    9,367,598.000                    53.179%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              9,149,883.000                    51.943%                           97.676%
Against                     67,464.000                      .383%                             .720%
Abstain                    104,460.000                      .593%                            1.115%
Broker Non-votes            45,791.000                      .260%                             .489%

TOTAL                    9,367,598.000                    53.179%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              9,126,419.000                    51.810%                           97.425%
Against                     89,571.000                      .508%                             .957%
Abstain                    105,817.000                      .601%                            1.129%
Broker Non-votes            45,791.000                      .260%                             .489%

TOTAL                    9,367,598.000                    53.179%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              9,145,312.000                    51.917%                           97.627%
Against                     89,259.000                      .506%                             .953%
Abstain                     87,236.000                      .496%                             .931%
Broker Non-votes            45,791.000                      .260%                             .489%

TOTAL                    9,367,598.000                    53.179%                          100.000%



--------------------------------------------------------------------------------
116                SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005


                                                           % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                     -----------------                 ---------------                -------------------

4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey
     Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in
     Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes

Affirmative              9,180,124.000                    52.114%                           97.999%
Against                     52,671.000                      .299%                             .562%
Abstain                     89,012.000                      .506%                             .950%
Broker Non-votes            45,791.000                      .260%                             .489%

TOTAL                    9,367,598.000                    53.179%                          100.000%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2005                117

Notes

Notes

Notes

Notes

Notes

Notes

Notes

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2005



Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Alexander
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

SUB-ADVISERS
Standish Mellon Asset Management
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK
MUNICIPAL BOND FUND

McDonnell Investment Management L.L.C.
NEW JERSEY MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Neuberger Berman Management Inc.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND MASSACHUSETTS
TAX FREE MONEY MARKET FUND
PENNSYLVANIA TAX FREE FUND
SHORT DURATION MUNICIPAL FUND

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]

[SEI INVESTMENTS LOGO OMITTED]




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-090 (2/05)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        SEI Tax Exempt Trust


By (Signature and Title)*           /s/ Edward D. Loughlin
                                    -----------------------------------
                                    Edward D. Loughlin, President & CEO

Date:  April 27, 2005






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Edward D. Loughlin
                                    -----------------------------------
                                    Edward D. Loughlin, President & CEO

Date:  April 27, 2005


By (Signature and Title)*           /s/ Peter (Pedro) A. Rodriguez
                                    --------------------------------------------
                                    Peter (Pedro) A. Rodriguez, Controller & CFO

Date:  April 27, 2005
*  Print the name and title of each signing officer under his or her signature.